       As filed with the Securities and Exchange Commission on February 16, 2001
                                                Securities Act File No. 33-68666
                                        Investment Company Act File No. 811-8004




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X
                                                                     -----
             Pre-Effective Amendment No ---                          -----
             Post-Effective Amendment No. 25                           X
                                          --                         -----




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

            Amendment No. 27                                           X
                          --                                         -----



                                ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                            Chicago, Illinois 60601
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (312) 223-2139



Name and Address of Agent for Service:                 Copies to:
Kenneth C. Anderson, President                         Cathy G. O'Kelly, Esq.
Alleghany Funds                                        Vedder, Price, Kaufman & Kammholz
171 North Clark Street                                 222 North LaSalle Street
Chicago, Illinois 60601                                Chicago, Illinois 60601






It is proposed that this filing will become effective:
       immediately upon filing pursuant to paragraph (b); or
------
       on        pursuant to paragraph (b); or
------    ------
       60 days after filing pursuant to paragraph (a)(1); or
------
       on        pursuant to paragraph (a)(1); or
------    ------
       75 days after filing pursuant to paragraph (a)(2); or
------
   X   on May 4, 2001 pursuant to paragraph (a)(2) of Rule 485
------

[LOGO]         ABN AMR -- FUNDS



                                 CLASS N SHARES
--------------------------------------------------------------------------------
PROSPECTUS
--------------------------------------------------------------------------------

               EQUITY FUNDS
               -----------------------------------------------------------------
               Domestic Equity
               ABN AMRO Value Fund
               ABN AMRO Growth Fund
               ABN AMRO Small Cap Fund


               Sector
               ABN AMRO Real Estate Fund


               INTERNATIONAL EQUITY FUNDS
               -----------------------------------------------------------------
               ABN AMRO Latin America Equity Fund
               ABN AMRO Asian Tigers Fund
               ABN AMRO Europe Equity Growth Fund
               ABN AMRO International Equity Fund


                              ---------------------
                                   MAY 4, 2001
                              ---------------------


           The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

[LOGO]         ABN AMRO FUNDS

TABLE OF CONTENTS
                                                                            Page
CATEGORIES OF ABN AMRO FUNDS..........................................

FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and Risks

     EQUITY FUNDS

     Domestic Equity

     ABN AMRO Value Fund..............................................
     ABN AMRO Growth Fund.............................................
     ABN AMRO Small Cap Fund..........................................

     Sector

     ABN AMRO Real Estate Fund........................................

     INTERNATIONAL EQUITY FUNDS
     ABN AMRO Latin America Equity Fund...............................
     ABN AMRO Asian Tigers Fund.......................................
     ABN AMRO Europe Equity Growth Fund...............................
     ABN AMRO International Equity Fund...............................

     FUND EXPENSES....................................................

INVESTMENT TERMS......................................................

MORE ABOUT ABN AMRO FUNDS.............................................

     RISK SUMMARY.....................................................
     OTHER INVESTMENT STRATEGIES......................................

MANAGEMENT OF THE FUNDS...............................................
     THE ADVISER......................................................
     ABN AMRO Asset Management (USA) LLC..............................
     THE SUBADVISER...................................................
     TAMRO Capital Partners LLC.......................................

SHAREHOLDER INFORMATION...............................................

     OPENING AN ACCOUNT: BUYING SHARES................................
     EXCHANGING SHARES................................................
     SELLING/REDEEMING SHARES.........................................
     TRANSACTION POLICIES.............................................
     ACCOUNT POLICIES AND DIVIDENDS...................................
     ADDITIONAL INVESTOR SERVICES.....................................
     DISTRIBUTION PLAN................................................
     PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.................

DIVIDENDS, DISTRIBUTIONS AND TAXES....................................
FINANCIAL HIGHLIGHTS..................................................
GENERAL INFORMATION...................................................Back Cover

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

CATEGORIES OF ABN AMRO FUNDS
--------------------------------------------------------------------------------

ABN AMRO Funds is an open-end management investment company that consists of [30] separate diversified investment portfolios, including equity, balanced, fixed income and money market funds. Eight of the portfolios are offered under this prospectus. Balanced, fixed income and money market funds are offered under separate prospectuses. In addition, other equity funds are offered under separate prospectuses.


EQUITY FUNDS
--------------------------------------------------------------------------------
Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who may want to invest in Equity Funds

Equity funds may be appropriate if you:
--   have a long-term investment goal (five years or more)
-- can accept higher short-term risk in return for higher long-term return potential
--   want to diversify your investments

Equity funds may not be appropriate if you want:
--   a stable share price
--   a short-term investment
--   regular income


BALANCED FUNDS
--------------------------------------------------------------------------------
Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who may want to invest in Balanced Funds

Balanced funds may be appropriate if you want:
--   capital appreciation and current income
--   a balanced diversified investment


FIXED INCOME FUNDS
--------------------------------------------------------------------------------
Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds seek to provide regular income and the obligations are generally secured by the assets of the issuer.

Who may want to invest in Fixed Income Funds

Fixed income funds may be appropriate if you want:
--   regular income
--   less volatility than equity funds
--   portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.


MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Money market funds invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

Who may want to invest in Money Market Funds

Money market funds may be appropriate if you:
--   want regular income
--   are investing for a short-term objective
--   want an investment that seeks to maintain a stable net asset value
-- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
--   the value of fund shares will fluctuate
--   you could lose money
--   you cannot be certain that a fund will achieve its investment objective

EQUITY FUNDS: LARGE CAP
ABN AMRO VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks of improving quality U.S. companies. The portfolio manager focuses on large capitalization stocks and selects stocks based upon a range of financial criteria including:
--   low valuation relative to history and forecasted earnings growth rate
--   improving credit quality
--   rising earnings estimates


PRINCIPAL RISKS OF INVESTING IN THIS FUND
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.


FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

  1994        1995        1996        1997        1998        1999        2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN
 AMRO Value Fund. From December 6, 1999, the Fund employed Mellon Equity Associates, LLP as a subadviser.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P/BARRA Large Cap Value Index and the Lipper Multi-Cap Value Funds Index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                                              S&P/BARRA    Lipper Multi-Cap
                               ABN AMBO       Large Cap       Value Funds
                              Value Fund     Value Index         Index
                              ----------     ----------    ----------------
1 year:                             %               %                %

5 years:                            %               %                %

Since Inception:1                   %               %                %

1 Fund's inception: January 4, 1993. S&P/BARRA Large Cap Value Index and Lipper
  Multi-Cap Value Funds Index computed from December 31, 1992.

EQUITY FUNDS: LARGE CAP
ABN AMRO GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks total return primarily through capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies that have above average earnings growth rates and appear to have strong prospects for capital appreciation. By using a bottom-up approach, the portfolio manager selects broadly diversified investments in various industry sectors. In selecting investments, the portfolio manager seeks a fundamental understanding of each company by examining a combination of factors including:

--   favorable valuation
--   price appreciation
--   price strength over time
--   positive earnings changes
--   earnings surprises
--   accelerated earnings

The portfolio manager combines this fundamental understanding of the companies with quantitative screens that focus on earnings consistency and momentum. The portfolio manager also focuses on companies that have a competitive advantage in their particular industry or sector.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios and are expected to continue to experience strong earnings growth. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.


FUND PERFORMANCE
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

  1994        1995        1996        1997        1998        1999        2000


*For 1994-2000, the performance figures are those of a predecessor fund, ABN
 AMRO Growth Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the S&P 500 Index and the Lipper Large Cap Growth Fund Index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                                                                    Lipper Large
                                    ABN AMRO        S&P 500          Cap Growth
                                  Growth Fund        Index           Fund Index
                                  -----------      ---------       -------------
1 year:                                 %               %                %

5 years:                                %               %                %

Since Inception:1                       %               %                %

1 Fund's inception: January 4, 1993. S&P 500 Index and Lipper Large Cap Growth
  Fund Index inception computed from December 31, 1992.

EQUITY FUNDS: SMALL CAP
ABN AMRO SMALL CAP FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in a blended portfolio of growth and value stocks of small-capitalization companies. In selecting securities, the portfolio manager looks for the following criteria:
--   above average earnings growth
--   unrecognized valuation
--   high quality management
--   solid and improving fundamentals

The portfolio manager may also invest in real estate investment trusts (REITs), securities outside the small-cap range and cash equivalent securities. In the course of implementing its primary investment strategies, the Fund may experience a relatively high turnover rate (100% to 150%).


PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios and are expected to continue to experience strong earnings growth. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

VALUE STOCK RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and greater transaction costs to the fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.

REIT RISK: Real estate investment trusts (REITs) are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. They have a history of larger up and down price swings. A REIT's return may be adversely affected when interest rates are high or rising.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

  1994        1995        1996        1997        1998        1999        2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN
 AMRO Small Cap Fund. From December 6, 1999, the Fund employed Delaware Management Company as a subadviser.

EQUITY FUNDS: SMALL CAP
ABN AMRO SMALL CAP FUND (CONTINUED)
--------------------------------------------------------------------------------

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Russell 2000 Index and the Lipper Small Cap Growth Fund Index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                                    ABN AMRO                        Lipper Small
                                    Small Cap     Russell 2000       Cap Growth
                                      Fund           Index           Fund Index
                                   -----------    ------------      ------------
1 year:                                 %               %                %

5 years:                                %               %                %

Since Inception:1                       %               %                %

1 Fund's inception: January 4, 1993. Russell 2000 Index and Lipper Small Cap
  Growth Fund Index inception computed from December 31, 1992.

EQUITY FUNDS: SECTOR
ABN AMRO REAL ESTATE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in real estate investment trusts and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate industry. The portfolio manager does not invest in real estate directly. In selecting securities for the Fund, the portfolio manager analyzes long-term trends in property types and geographic regions. The portfolio manager uses a combination of a top-down and a bottom-up approach.

Top-down approach involves:
--   analyzing demographic and economic trends
-- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies with:
--   a management stake in performance
--   a strong balance sheet and/or consistent earnings
--   internal growth prospects
--   potential growth from acquisition or development

PRINCIPAL RISKS OF INVESTING IN THIS FUND
-----------------------------------------------------------------------------
REIT RISK: Real estate investment trusts (REITs) are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. The trusts issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. They have a history of large price swings. A REIT's return may be adversely affected when interest rates are high or rising.

CONCENTRATION RISK:

-- NON-DIVERSIFIED RISK: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

-- SECTOR CONCENTRATION RISK: Investments in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because a fund may invest in a limited number of industries within a sector, a fund may be subject to a greater level of market risk and may be more volatile.

MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. Specific risks may include:

-- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

-- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

-- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EQUITY FUNDS:  SECTOR
ABN AMRO REAL ESTATE FUND (CONTINUED)
-------------------------------------------------------------------------------

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in the Fund with other ABN AMRO Funds.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                  CALENDAR YEAR TOTAL RETURN*

                           BAR CHART

        1998                         1999                         2000


*For 1998-2000, the performance figures are those of a predecessor fund, ABN
 AMRO Real Estate Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan Stanley REIT Index and the Lipper Real Estate Fund Index.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                                    ABN AMRO     Morgan Stanley        Lipper
                                   Real Estate        REIT           Real Estate
                                      Fund           Index           Fund Index
                                   -----------   --------------     ------------
1 year:                                 %               %                %

Since Inception:1                       %               %                %

1 Fund's inception: December 30, 1997. Morgan Stanley Index and Lipper Real
  Estate Fund Index inception computed from December 31, 1997.

EQUITY FUNDS:  INTERNATIONAL
ABN AMRO LATIN AMERICA EQUITY FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
The Fund invests primarily in common stocks and other equity securities of companies headquartered or based in Latin American countries. The portfolio manager seeks securities that have long-term growth prospects and are trading at reasonable prices. The portfolio manager invests the Fund's portfolio in various Latin American countries, such as:
--   Argentina                     --   Mexico
--   Brazil                        --   Peru
--   Chile                         --   Venezuela

In selecting securities for the Fund, the portfolio manager utilizes a combined top-down, bottom-up approach, with an emphasis on bottom-up. The portfolio manager attempts to diversify the Fund across economic sectors.

PRINCIPAL RISKS OF INVESTING IN THIS FUND
-------------------------------------------------------------------------------
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

-- LATIN AMERICAN RISK: The value of a fund invested primarily in Latin American securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Latin American issuers may underperform other segments of the equity market or the equity market as a whole.

-- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

-- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

-- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
--   economic structures that are less diverse and mature than developed countries
--   less stable political systems and less developed legal systems
--   national policies that may restrict foreign investment
--   wide fluctuations in the value of investments
--   smaller securities markets making investments less liquid
--   special custody arrangements

NON-DIVERSIFIED CONCENTRATION RISK: The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investment in those securities.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios and are expected to continue to experience strong earnings growth. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

EQUITY FUNDS:  INTERNATIONAL
ABN AMRO LATIN AMERICA EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

      1997                 1998                 1999                 2000

*For 1997-2000, the performance figures are those of a predecessor fund, ABN
 AMRO Latin America Equity Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan Stanley Capital International (MSCI) Latin America Free Index and the Lipper Latin America Fund Index.

                  AVERAGE ANNUAL TOTAL RETURN
           (For the periods ended December 31, 2000)

                            ABN AMRO
                             Latin                MSCI                 Lipper
                            America           Latin America        Latin America
                          Equity Fund          Free Index            Fund Index
                         -------------        -------------        -------------
1 year:                        %                    %                     %

Since Inception:1              %                    %                     %

1 Fund's inception: June 28, 1996. MSCI Latin America Free Index and Lipper
  Latin America Fund Index inception computed from June 30, 1996.

EQUITY FUNDS: INTERNATIONAL
ABN AMRO ASIAN TIGERS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in common stocks and other equity securities of companies headquartered or based in Asian countries (other than Japan). The portfolio management team focuses on large capitalization companies with growth potential. The portfolio management team invests the Fund's portfolio in various Asian countries, such as:

--   China                         --   Singapore
--   Hong Kong                     --   South Korea
--   India                         --   Taiwan
--   Malaysia                      --   Thailand

In selecting securities for the Fund, the portfolio management team utilizes a combined top-down, bottom-up approach.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.
-- ASIAN RISK: The value of a fund invested primarily in Asian securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Asian issuers may underperform other segments of the equity market or the equity market as a whole.

-- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.
-- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.
-- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
--   economic structures that are less diverse and mature than developed countries
--   less stable political systems and less developed legal systems
--   national policies that may restrict foreign investment
--   wide fluctuations in the value of investments
--   smaller securities markets making investments less liquid
--   special custody arrangements

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios and are expected to continue to experience strong earnings growth. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.

EQUITY FUNDS: INTERNATIONAL
ABN AMRO ASIAN TIGERS FUND (CONTINUED)
--------------------------------------------------------------------------------

FUND PERFORMANCE
-------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

     1995         1996         1997         1998         1999         2000

*For 1995-2000, the performance figures are those of a predecessor fund, ABN
 AMRO Asian Tigers Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan Stanley Capital International (MSCI) AC Asia Free Ex-Japan Index and the Lipper Pacific (Ex-Japan) Fund Index.

                  AVERAGE ANNUAL TOTAL RETURN
           (For the periods ended December 31, 2000)

                                                    MSCI AC            Lipper
                               ABN AMRO            Asia Free           Pacific
                             Asian Tigers          Ex-Japan           (Ex-Japan)
                                 Fund                Index            Fund Index
                             ------------        -------------        ----------
1 year:                              %                   %                  %

5 years:                             %                   %                  %

Since Inception:1                    %                   %                  %

1 Fund's inception: January 3, 1994. MSCI AC Asia Free Ex-Japan Index and Lipper
  Pacific (Ex-Japan) Fund Index inception computed from December 31, 1993.

EQUITY FUNDS:  INTERNATIONAL
ABN AMRO EUROPE EQUITY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
The Fund invests primarily in common stocks and other equity securities of companies headquartered or based in European countries and that have strong prospects for capital appreciation through earnings growth. The portfolio management team diversifies the Fund's portfolio among various European countries, such as:

--   Finland                       --   Switzerland
--   France                        --   The Netherlands
--   Germany                       --   United Kingdom
--   Sweden

The portfolio management team focuses on developed countries, but may invest in countries with emerging markets, such as Hungary and Poland.

In selecting securities for the Fund, the portfolio management team utilizes a bottom-up approach.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
-------------------------------------------------------------------------------
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

-- EUROPEAN RISK: The value of a fund invested primarily in European securities will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Europe. The Fund is also subject to the risk the securities of European issuers may underperform other segments of the equity market or the equity market as a whole.

-- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

-- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

-- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
--   economic structures that are less diverse and mature than developed countries
--   less stable political systems and less developed legal systems
--   national policies that may restrict foreign investment
--   wide fluctuations in the value of investments
--   smaller securities markets making investments less liquid
--   special custody arrangements

SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios and are expected to continue to experience strong earnings growth. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

EQUITY FUNDS: INTERNATIONAL
ABN AMRO EUROPE EQUITY GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.

FUND PERFORMANCE
-------------------------------------------------------------------------------
The Fund commenced operations on December 15, 2000 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report.

EQUITY FUNDS: INTERNATIONAL
ABN AMRO INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
The Fund invests primarily in common stocks and other equity securities of foreign companies, focusing on developed countries in Europe, Australia and the Far East. The portfolio management team seeks securities with above average growth potential and/or consistent earnings. In selecting securities for the Fund, the portfolio management team utilizes a bottom-up approach to identify attractive industries and companies, and adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions.


PRINCIPAL RISKS OF INVESTING IN THIS FUND
-------------------------------------------------------------------------------
MARKET RISK: A fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The following additional risks apply to the Fund:

FOREIGN SECURITIES RISK: The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.

-- CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases the U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund does not expect to hedge against the value of the U.S. dollar.

-- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.

-- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

GROWTH STOCK RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios and are expected to continue to experience strong earnings growth. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock market or its peers. Also, a fund could fail to meet its investment objective.

See page __ for a chart that compares the risks of investing in this Fund with other ABN AMRO Funds.

FUND PERFORMANCE
-------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

  1994        1995        1996        1997        1998        1999        2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN
 AMRO International Equity Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) and the Lipper International Fund Index.

EQUITY FUNDS: INTERNATIONAL
ABN AMRO INTERNATIONAL EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

--------------------------------------------------------------------------------
                              ABN AMRO                                Lipper
                           International         MSCI EAFE         International
                            Equity Fund            Index            Fund Index
                           -------------        -----------        -------------
1 year:                            %                   %                  %

5 years:                           %                   %                  %

Since Inception:1                  %                   %                  %

--------------------------------------------------------------------------------
1 Fund's inception: January 4, 1993. The MSCI EAFE Index and Lipper
  International Fund Index inception computed from December 31, 1992.

FUND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.


SHAREHOLDER FEES
As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees and, in some cases, no redemption fees. However, a redemption fee of 2% is charged when you redeem or exchange shares of ABN AMRO REAL ESTATE FUND, ABN AMRO LATIN AMERICA EQUITY FUND, ABN AMRO ASIAN TIGERS FUND, ABN AMRO EUROPE EQUITY GROWTH FUND and ABN AMRO INTERNATIONAL EQUITY FUND within 90 days of purchase.

Also, if you redeem shares by wire, $20 will be deducted from the amount redeemed.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

                                                                                   TOTAL                    NET
                                        MANAGEMENT    DISTRIBUTION     OTHER      EXPENSE       FEE       EXPENSE
FUND                                       FEES       (12B-1) FEES    EXPENSES     RATIO      WAIVERS      RATIO
----                                    ----------    ------------    --------    -------     -------     -------
ABN AMRO Value Fund                       0.80%          0.25%
ABN AMRO Growth Fund                      0.80%          0.25%
ABN AMRO Small Cap Fund                   0.80%          0.25%
ABN AMRO Real Estate Fund                 1.00%          0.25%
ABN AMRO Latin America Equity Fund        1.00%          0.25%
ABN AMRO Asian Tigers Fund                1.00%          0.25%
ABN AMRO Europe Equity Growth Fund        1.00%          0.25%
ABN AMRO International Equity Fund        1.00%          0.25%

(1) The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses incurred during the fiscal year ended December 31, 2000, except for _____________ FUND, and ____________ FUND, which are estimated. The Advisers are contractually obligated to reimburse expenses for one year at the rates shown in the table.

--------------------------------------------------------------------------------

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.

FUND                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                    ------    -------    -------    --------
ABN AMRO Value Fund
ABN AMRO Growth Fund
ABN AMRO Small Cap Fund
ABN AMRO Real Estate Fund
ABN AMRO Latin America Equity Fund
ABN AMRO Asian Tigers Fund
ABN AMRO Europe Equity Growth Fund
ABN AMRO International Equity Fund

INVESTMENT TERMS
--------------------------------------------------------------------------------

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.

CORPORATE BONDS: Fixed income securities issued by corporations.

DEVELOPED MARKETS: Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Japan and Western Europe.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.

EMERGING MARKETS: Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

GROWTH INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

LARGE-CAP STOCKS: Stocks issued by large companies. ABN AMRO Funds defines a large-cap company as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.

MORGAN STANLEY REIT INDEX: A market capitalization weighted total return index of over 100 REITs that exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

MSCI EAFE INDEX: The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, a market-weighted aggregate of 20 individual country indices/indexes that collectively represent many of the major world markets, excluding the U.S. and Canada.

MSCI AC ASIA FREE EX-JAPAN INDEX: A widely recognized index that is comprised of most Asian countries outside of Japan, and represents only those securities that are available for investment by international investors.

MSCI LATIN AMERICA FREE INDEX: A market capitalization weighted index of securities covering most countries in Latin America.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

--------------------------------------------------------------------------------

RUSSELL 2000 INDEX: An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization.

SMALL-CAP STOCKS: Stocks issued by smaller companies. ABN AMRO Funds defines a small-cap company as one with a market capitalization and/or market float of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index. The Russell 2000 is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the U.S.

STANDARD & POOR'S (S&P) 500 INDEX: An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P/BARRA LARGE CAP VALUE INDEX: The S&P/BARRA Large Cap Value Index is a capitalization weighted index made up of companies with lower price-to-book ratios as compared to a growth index.

TOP-DOWN INVESTING: An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.

TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

VALUE INVESTING: An investing approach involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.

MORE ABOUT ABN AMRO FUNDS
--------------------------------------------------------------------------------

RISK SUMMARY
The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                         1   2   3   4   5   6   7   8   9   10   11   12   13   14   15
                                        --- --- --- --- --- --- --- --- --- ---- ---- ---- ---- ---- ----
ABN AMRO Value Fund                                          x   x   x                                x
ABN AMRO Growth Fund                                 x       x   x   x
ABN AMRO Small Cap Fund                              x       x   x   x             x             x    x
ABN AMRO Real Estate Fund                        x           x   x   x       x          x   x    x
ABN AMRO Latin America Equity Fund           x   x   x       x   x   x       x
ABN AMRO Asian Tigers Fund                   x   x   x       x   x   x
ABN AMRO Europe Equity Growth Fund           x   x   x       x   x   x                           x
ABN AMRO International Equity Fund               x   x       x   x   x
ABN AMRO Tax-Exempt Money Market Fund    x               x       x       x
ABN AMRO Treasury Money Market Fund      x               x       x


DEFENSIVE STRATEGY RISK
There may be times when a fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.


List of Column Headings:
-----------------------
1.   Credit
2.   Emerging Markets
3.   Foreign Securities
4.   Growth Stock
5.   Interest Rate
6.   Liquidity
7.   Manager
8.   Market
9.   Municipal Securities
10.  Non-Diversification
11.  Portfolio Turnover
12.  REIT
13.  Sector Concentration
14.  Small-Cap Company
15.  Value Stock

--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In addition to the primary investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS
Certain Funds may invest in foreign securities in the form of depositary receipts. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Funds have no intention of investing in unsponsored ADRs, EDRs or GDRs.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit qualify of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

Hedging involves using derivatives to hedge against an opposite position that a fund holds. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction that the portfolio manager anticipates.

FIXED INCOME SECURITIES
The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

INVESTMENT COMPANIES
To the extent permitted by the 1940 Act, Funds may invest in securities issued by other investment companies. Generally, Funds invest in other investment companies in connection with the management of their daily cash position. The International Equity Funds may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issues located in one foreign country. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each bears directly in connection with its own operations.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                                        1   2   3   4   5   6   7   8   9  10  11  12
                                       -----------------------------------------------
ABN AMRO Value Fund                     x   x       x   xp      x           x   x   x
ABN AMRO Growth Fund                    x   x       x   xp      x           x   x   x
ABN AMRO Small Cap Equity Fund          x   x       x   xp      x           x   x   x
ABN AMRO Real Estate Fund               x   x       x   xp  xp  x       x   x   x   x
ABN AMRO Latin America Equity Fund      x   x       x   xp  xp  x           x   x   x
ABN AMRO Asian Tigers Fund              x   x       x   xp  xp  x           x   x   x
ABN AMRO Europe Equity Growth Fund      x   x       x   xp  xp  x           x   x   x
ABN AMRO International Equity Fund      x   x       x   xp  xp  x           x   x   x

P = components of a fund's primary investment strategy


List of Column Headings:
-----------------------
1.   ADRs/EDRs/GDRs
2.   Commercial Paper
3.   [Convertible Securities]
4.   Derivatives (Options, Forwards, Futures, Swaps)
5.   Equity Securities
6.   Foreign Securities
7.   Investment Companies
8.   Preferred Stocks
9.   REITS
10.  Repurchase Agreements
11.  Rule 144A Securities
12.  U.S. Government Securities

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISER
The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The ABN AMRO Value Fund and the ABN AMRO Small Cap Fund also have a subadviser. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fees paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC
ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2000, ABN AMRO Asset Management managed approximately _____ billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.

THE SUBADVISERS
MELLON EQUITY ASSOCIATES, LLP
Mellon Equity Associates, LLP (Mellon Equity), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258, serves as the Subadviser of the ABN AMRO VALUE FUND, pursuant to a sub-advisory agreement (Mellon Sub-Advisory Agreement) with the Adviser. The Subadviser is a limited liability partnership organized under the laws of the Commonwealth of Pennsylvania and is registered with the SEC under the Advisers Act. It currently provides a full range of investment advisory services to both investment companies and institutional clients. Mellon Bank, N.A., a national banking association, is the 99% limited partner, and MMIP, Inc., a Delaware corporation, is the 1% general partner of the Subadviser. Mellon Bank, N.A. owns 100% of MMIP, Inc. Under the Mellon Sub-Advisory Agreement, the Subadviser manages the ABN AMRO VALUE FUND, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Adviser. The Subadviser receives a fee from the Adviser for its services. As of _____________ __, 2001, the Subadviser had approximately $______ under management.

DELAWARE MANAGEMENT COMPANY
Delaware Management Company, 2005 Market Street, Philadelphia, PA 19103 serves as the Subadviser of the ABN AMRO Small Cap Fund, pursuant to a sub-advisory agreement (Delaware Sub-Advisory Agreement) with the Adviser. Delaware Management Company is a separate series of Delaware Management Business Trust
(DMBT), a Delaware business trust organized under the laws of the State of Delaware, and is registered with the SEC under the Advisers Act. DMBT provides a full range of investment advisory services through Delaware Management Company and Delaware Investment Advisers (DIA), another series of DMBT. Delaware Management Company provides investment management services to other registered investment companies. DIA provides investment advisory services to large taxable and tax-exempt institutional accounts. DMBT is an indirect, wholly owned subsidiary of Lincoln National Corporation, which is also known as Lincoln Financial Group. Under the Delaware Sub-Advisory Agreement, the Subadviser manages the ABN AMRO Small Cap Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Adviser. The Subadviser receives a fee from the Adviser for its services. As of _________ __, 2001, the Sub-Advisor and its investment management affiliates had approximately $______ in assets under management in mutual funds, closed-end funds and institutional accounts.

FUND NAME                              PORTFOLIO MANAGER(S)        INVESTMENT EXPERIENCE
---------                              --------------------        ---------------------
ABN AMRO Value Fund                    William P. Rydell, CFA      Portfolio Manager since ____; President and Chief Executive
(subadvised by Mellon Equity)                                      Officer of Mellon Equity, has been with the Mellon organization since 1973 when he began his career as a securities analyst. He has been President and CEO of Mellon Equity since 1994. Mr.
                                                                   Rydell holds an M.B.A. from the University of Michigan, a B.A.
                                                                   in Economics from Wabash College and is a member of the
                                                                   Association for Investment Management and Research.

                                       Mark W. Sikorski, CFA       Portfolio Manager since ____; Vice President and portfolio manager with Mellon Equity and has been with the Mellon
                                                                   organization since 1996. Prior to that, he managed various corporate treasury projects for Northeast Utilities, including investment evaluations and bond refinancings. Mr. Sikorski holds an M.B.A. from the University of Bridgeport, a B.S. in Electrical
                                                                   Engineering from Duke University and is a member of the
                                                                   Association for Investment Management and Research.

ABN AMRO Growth Fund                   Paul L. Becker, CFA         Portfolio Manager since August 1999 and Group Senior Vice
                                                                   President for LaSalle National Bank since October, 1984.
                                                                   Mr. Becker has over 19 years of investment management experience and holds an MBA and a B.S. in Economics and a B.S. in Finance from DePaul University.

                                       Nancy A. Ellefson, CFA      Portfolio Manager since August 1999; Vice President of the
                                                                   Adviser.  Ms. Ellefson has served as an analyst and assistant portfolio manager of the Fund since 1993.  Ms. Ellefson holds an
                                                                   M.B.A. in Finance from DePaul University and a B.S. in Business
                                                                   Management and Finance from the University of Wisconsin -
                                                                   Parkside.












ABN AMRO Small Cap Fund                Christopher S. Beck, CFA    Portfolio Manager since ____; Vice President/Senior Portfolio
(subadvised by Delaware                                            Manager of the Subadviser, heads the team that manages the value
  Management Company)                                              side of the portfolio. Mr. Beck, who has been in the investment business for 18 years, joined Delaware Management Company in
                                                                   1997 as a Vice President and senior portfolio manager. From
                                                                   1995 to 1997 he managed a small cap mutual fund at Pitcairn
                                                                   Trust Company. Prior to that, he was Chief Investment Officer of the University of Delaware Endowment Fund. Mr. Beck holds a B.S.
                                                                   from the University of Delaware and an M.B.A. from Lehigh
                                                                   University. When making investment decisions for the Fund, Mr.
                                                                   Beck regularly consults with Andrea Giles.

                                       Andrea Giles                Portfolio Manager since ____; Assistant Vice President/Research
                                                                   Analyst for the Subadviser, holds a BSAD from the Massachusetts
                                                                   Institute of Technology and an M.B.A. in Finance from Columbia
                                                                   University. Prior to joining Delaware Investments in 1996 as a research analyst, she was an account officer in the Leveraged
                                                                   Capital Group with Citibank.

                                       Gerald S. Frey              Portfolio Manager since ____; Senior Vice President/Senior
                                                                   Portfolio Manager of the Subadviser, heads the team that manages the growth side of the Fund. Mr. Frey, who has been in the investment business for over 25 years, has been a senior
                                                                   portfolio manager with Delaware Investments since 1996. He holds a B.A. in Economics from Bloomsburg University and attended
                                                                   Wilkes College and New York University. From 1985 to 1996, he
                                                                   was a senior director and portfolio manager with Morgan Grenfell
                                                                   Capital Management in New York.

                                       Marshall T. Bassett         Portfolio Manager since ____; Vice President/Portfolio Manager, joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1989 to 1997, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group,
                                                                   where he analyzed small growth companies. He received his
                                                                   bachelor's degree and M.B.A. from Duke University.

                                       John A. Heffern             Portfolio Manager since ____; Vice President/Portfolio Manager, holds a bachelor's degree and an M.B.A. from the University of
                                                                   North Carolina at Chapel Hill. He joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1994 to
                                                                   1997, he was Senior Vice President of Equity Research with
                                                                   NatWest Securities Corporation's Specialty Finance Services unit.

                                       Jeffrey W. Hynoski          Portfolio Manager since ____; Vice President/Portfolio Manager, joined Delaware Investments in 1998 as a portfolio manager. From
                                                                   1993 to 1998 he served as a Vice President at Bessemer Trust
                                                                   Company in the mid and large capitalization growth group.
                                                                   Mr. Hynoski holds a B.S. in Finance from the University of
                                                                   Delaware and an M.B.A. from Pace University.

                                       Stephen T. Lampe, CPA       Portfolio Manager since ____; Vice President/Portfolio Manager, earned a bachelor's degree and an M.B.A. at the University of
                                                                   Pennsylvania's Wharton School. He joined Delaware Investments in 1995 as a research analyst and provides analytical services for small and mid-capitalization stocks. From 1990 to 1995, he was a manager at Price Waterhouse.

                                       Lori P. Wachs               Portfolio Manager since ____; Vice President/Portfolio Manager, has been a research analyst with Delaware Investments since
                                                                   1992. She is a graduate of the University of Pennsylvania's
                                                                   Wharton School, where she majored in Finance and Oriental
                                                                   Studies.

ABN AMRO Real Estate Fund              Nancy J. Holland, CPA       Portfolio Manager since the Fund's inception; Senior Vice
                                                                   President of the Adviser.  Ms. Holland has been associated with the Adviser and its predecessor since January, 1997.  Prior to joining the Adviser Ms. Holland was a real estate analyst with
                                                                   Edward Jones from January 1995 - December 1996.  Ms. Holland holds a B.S. in Accounting from Saint Louis University.

ABN AMRO Latin America Equity Fund     Luiz M. Ribeiro, Jr., CFA   Portfolio Manager of the Fund since November, 1997; (title) of the Adviser.  Mr. Ribeiro has worked as an investment analyst with the Adviser and/or its affiliates since 1994.  Mr. Ribeiro received a Business Degree from the University of Sao Paulo and an M.B.A. from  IBMEC (Brazilian Institute of Capital Markets)
                                                                   in Sao Paulo.

-------------------------------------------------------------------------------

FUND NAME                              PORTFOLIO MANAGER(S)        INVESTMENT EXPERIENCE
---------                              --------------------        ---------------------
ABN AMRO Asian  Tigers Fund            Edmond Leung                Co-Portfolio Manager of the Fund since November, 1999.  Mr.
                                                                   Leung has been associated with the Adviser and/or its affiliates since January, 1995.  Mr. Leung holds an M.B.A. in Finance from the Chinese University of Hong Kong and a B.S. in Chemistry from the University of Hong Kong.

                                       Karl Lung, CFA              Co-Portfolio Manager of the Fund since November, 1999.  Mr. Lung has been associated with the Adviser and/or its affiliates since
                                                                   March, 1995.  Mr. Lung has an MBA from the University of Toronto and a Bachelor of Commerce, with honors, from McMaster
                                                                   University, both located in Canada.

                                       Alex Ng                     Co-Portfolio Manager of the Fund since July, 1995.  Mr. Ng has been associated with the Adviser and/or its affiliates since
                                                                   1988.  Mr. Ng holds a degree in Economics from the University of
                                                                   California in Los Angeles.

                                       Paritosh Thakore            Co-Portfolio Manager of the Fund since November, 1999.  Mr.
                                                                   Thakore has been associated with the Adviser and/or its
                                                                   affiliates since February, 1995.  Mr. Thakore holds a B.S. in
                                                                   Economics from the University of Pennsylvania.

ABN AMRO Europe Equity Growth Fund     Felix Lanters               Co-Portfolio Manager for the Fund since inception.  Mr. Lanters has been associated with the Adviser and/or its affiliates since
                                                                   1987.

                                       Wim Mur                     Co-Portfolio Manager for the Fund since inception. Mr. Mur has been associated with the Adviser and/or its affiliates since
                                                                   1978. Mr. Mur holds a Master's degree in Economics.

                                       Guido Van der Burg          Co-Portfolio Manager for the Fund since inception.
                                                                   Mr. Van der Burg has been associated with the Adviser and/or its affiliates since 1992. Mr. Van der Burg holds a Master's degree in Business Economics from Erasmus University Rotterdam.

ABN AMRO International Equity Fund     Maarten Bloemen             Co-Portfolio Manager of the Fund since October, 2000.  Mr.
                                                                   Bloemen has been associated with the Adviser and/or its
                                                                   affiliates since 1989 as an analyst and portfolio manager.  Mr.
                                                                   Bloemen holds a Masters and a Bachelor degree in Environmental
                                                                   Planning.

                                       Theo Maas                   Co-Portfolio Manager of the Fund since April, 1999.  Mr. Maas has been associated with the Adviser and/or its affiliates since
                                                                   1994.  He holds a Master's degree in Financial Economics from the University of Groningen.

                                       Jacco Maters                Co-Portfolio Manager of the Fund since November, 1999.  Mr.
                                                                   Maters has been associated with the Adviser and/or its
                                                                   affiliates since July, 1996.  Mr. Maters has a degree in
                                                                   Econometrics from the Tilburg University, The Netherlands.

                                       Edward Moolenburgh          Co-Portfolio Manager of the Fund since April, 1999.  Mr.
                                                                   Moolenburgh has been associated with the Adviser and/or its affiliates since 1993.  Mr. Moolenburgh holds a Master's degree from the Economics Faculty of the Erasmus University in
                                                                   Rotterdam.

                                       Edward Niehoff              Co-Portfolio Manager of the Fund since April, 1999.  Mr. Niehoff has been associated with the Adviser and/or its affiliates since
                                                                   1993.  He holds a Master's degree in Technical Management
                                                                   Studies and is a Certified European Financial Analyst.

FUND NAME                              PORTFOLIO MANAGER(S)        INVESTMENT EXPERIENCE
---------                              --------------------        ---------------------
                                       Loes Pals-de Groot          Co-Portfolio Manager of the Fund since April, 1999.
                                                                   Ms. Pals-de Groot has been associated with the Adviser and/or its affiliates since 1971 in various investment management positions.
                                                                   Ms. Pals-de Groot holds a degree in Business Economics from the
                                                                   Instituut voor Sociale Wetenschappen.

                                       Wiepke Postma               Co-Portfolio Manager since April, 1999.  Mr. Postma served as portfolio manager for the Fund from March, 1997 to April, 1999.
                                                                   In 1984, he joined ABN AMRO Bank's Asset Management Department and was appointed Vice President in the same year.  Mr. Postma holds a Master's degree in Economics.

                                       Jaap van der Geest          Co-Portfolio Manager of the Fund since October, 2000; Vice
                                                                   President of the Adviser.  Mr. van der Geest has been associated with the Adviser and/or its affiliates since 1990.  Mr. van der
                                                                   Geest has a Masters degree in Macro-Economics and Business
                                                                   Administration from the University of Groningen.

                                       Wouter van der Veen         Co-Portfolio Manager of the Fund since October, 2000; Senior
                                                                   Vice President of the Adviser.  Mr. van der Veen has been
                                                                   associated with the Adviser and/or its affiliates since 1987, when he began his career as an equity analyst covering European banks.  Since 2000, Mr. van der Veen has worked for ABN AMRO
                                                                   Asset Management as co-leader of the Global Equities team.  Mr.
                                                                   van der Veen holds a Masters degree in Economics from the
                                                                   University of Groningen.


FUND NAME                                                   GROSS MANAGEMENT FEE
---------                                                   --------------------
ABN AMRO Value Fund                                                 0.80%
ABN AMRO Growth Fund                                                0.80%
ABN AMRO Small Cap Equity Fund                                      0.80%
ABN AMRO Real Estate Fund                                           1.00%
ABN AMRO Latin America Equity Fund                                  1.00%
ABN AMRO Asian Tigers Fund                                          1.00%
ABN AMRO Europe Equity Growth Fund                                  1.00%
ABN AMRO International Equity Fund                                  1.00%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

OPENING AN ACCOUNT
--   Read this prospectus carefully.
-- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:
     --   Regular accounts: $2,500
     --   Individual Retirement Accounts (IRAs): $500
     -- Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
     -- Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
     -- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
     --   Make your initial investment using the following table as a guideline.
     --   All account openings must be in "good order."

BUYING SHARES                  TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT ($50 MINIMUM)
-------------                  ------------------                 ----------------------------------
BY MAIL                        --   Complete and sign your        --   Return the investment slip from a statement with your check
                                    application                        in the envelope provided and mail to us at the address at
ABN AMRO FUNDS                                                         the left.
P.O. BOX 5164                  --   Make your check payable to
WESTBOROUGH, MA  01581              ABN AMRO Funds and mail to    --   We accept checks, bank drafts, money orders and wires and
                                    us at the address at the           ACH for purchases (see "Other Features" on p. _____).
                                    left.                              Checks must be drawn on U.S. banks.  There is a $20 charge for returned checks.
                               --   We accept checks, bank
                                    drafts and money orders for   --   Give the following wire/ACH information to your bank:
                                    purchases.  Checks must be         Boston Safe Deposit & Trust
                                    drawn on U.S. banks to avoid       ABA #01-10-01234
                                    any fees or delays in              For:  ABN AMRO Funds
                                    processing your check.             A/C 140414
                                                                       FBO "ABN AMRO Fund Number"
                               --   We do not accept third party       "Your Account Number"
                                    checks, which are checks           Include your name, account number, taxpayer identification
                                    made payable to someone            number or Social Security number, address and the Fund(s)
                                    other than the Funds.              you wish to purchase in the wire instructions

                                                                  --   We do not accept third party checks, which are checks made payable to someone other than the Funds.

--------------------------------------------------------------------------------

BUYING SHARES                  TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT ($50 MINIMUM)
------------------------------------------------------------------------------------------------------------------------------------
BY PHONE                       --   Obtain a fund number and      --   Verify that your bank or credit union is a member of the ACH.
                                    account by calling ABN AMRO
800 992-8151                        Funds at the number at the    --   You should complete the "Bank Account Information" section
                                    left.                              on your account application.

                               --   Instruct your bank (who may   --   When you are ready to add to your account, call ABN AMRO
                                    charge a fee) to wire or ACH       Funds and tell the representative the fund name, account
                                    the amount of your                 number, the name(s) in which the account is registered and
                                    investment.                        the amount of your investment.

                               --   Give the following wire/ACH   --   Instruct your (who may charge a fee) to wire or ACH the
                                    information to your bank:          amount of your investment.
                                    Boston Safe Deposit & Trust
                                    ABA #01-10-01234              --   Give the following wire/ACH information to your bank:
                                    For:  ABN AMRO Funds               Boston Safe Deposit & Trust
                                    A/C 140414                         ABA #01-10-01234
                                    FBO "ABN AMRO Fund Number"         For:  ABN AMRO Funds
                                    "Your Account Number"              A/C 140414
                                                                       FBO "ABN AMRO Fund Number"
                               --   Return your completed and          "Your Account Number"
                                    signed application to:             Include your name, account number, taxpayer identification
                                    ABN AMRO Funds                     number or Social Security number, address and the Fund(s)
                                    P.O. Box 5164                      you wish to purchase in the wire instructions
                                    Westborough, MA  01581
------------------------------------------------------------------------------------------------------------------------------------
BY INTERNET                    --   Download the appropriate      --   Verify that your bank or credit union is a member of the ACH.
                                    account application(s) from
www.abnamrofundsusa.com             our Web site.                 --   Complete the "Purchase, Exchange and Redemption
                                                                       Authorization" section of your account application.
                               --   Complete and sign the
                                    application(s).  Make your    --   Obtain a Personal Identification Number (PIN) from ABN AMRO
                                    check payable to ABN AMRO          Funds for use on ABN AMRO Funds' Web site if you have not
                                    Funds and mail it to the           already done so.  To obtain a PIN, please call 800 992-8151.
                                    address under "By Mail"
                                    above.                        --   When you are ready to add to your account, access your
                                                                       account through ABN AMRO Funds' Web site and enter your
                                                                       purchase instructions in the highly secure area for
                                                                       shareholders only called "Shareholder Account Access".
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class I shares of certain ABN AMRO Funds are available through a separate prospectus with the following initial investments:

                       [to be completed]


Please call 800 992-8151 to request a Class I prospectus.
--------------------------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

     --   The account number and Fund name are included
     --   The amount of the transaction is specified in dollars or shares
     -- Signatures of all owners appear exactly as they are registered on the account
     --   Any required signature guarantees (if applicable) are included
     --   Other supporting legal documents (as necessary) are present
--------------------------------------------------------------------------------

EXCHANGING SHARES
--------------------------------------------------------------------------------
After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.
--------------------------------------------------------------------------------

                              HOW DOES AN EXCHANGE
                                  TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. This sale of your shares may be a taxable event for you.
--------------------------------------------------------------------------------
ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."


SELLING/REDEEMING SHARES
--------------------------------------------------------------------------------
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

--------------------------------------------------------------------------------

SELLING SHARES                 DESIGNED FOR...                    TO SELL SOME OR ALL OF YOUR SHARES...
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL                        --   Accounts of any type          --   Write and sign a letter of instruction indicating the fund name, fund number, your account number, the name(s) in which
ABN AMRO FUNDS                 --   Sales or redemptions of any        the account is registered and the dollar value or number of
P.O. BOX 5164                       size                               shares you wish to sell.
WESTBOROUGH, MA  01581
                                                                  --   Include all signatures and any additional documents that may be required.  (See "Selling Shares in Writing").

                                                                  --   Mail to us at the address at the left.

                                                                  --   A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                       mailed to a different address, you must write a letter of
                                                                       instruction and have it signature guaranteed.

                                                                  --   Proceeds may also be sent by wire or ACH (see "Other
                                                                       Features" on p. _____.
------------------------------------------------------------------------------------------------------------------------------------
BY PHONE                       --   Non-retirement accounts       --   For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.
800 992-8151                   --   Sales of up to $50,000 (for
                                    accounts with telephone       --   To place your request with a Shareholder Service
                                    account privileges)                Representative, call between 9 am and 7 pm ET, Monday -
                                                                       Friday.

                                                                  --   A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                       mailed to a different address, you must write a letter of
                                                                       instruction and have it signature guaranteed.

                                                                  --   Proceeds may also be sent by wire or ACH (see "Other
                                                                       Features" on p. _____.

                                                                  --   The Funds reserve the right to refuse any telephone sales
                                                                       request and may modify the procedures at any time. The Funds make reasonable attempts to verify that telephone
                                                                       instructions are genuine, but you are responsible for any
                                                                       loss that you may bear from telephone requests.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELLING SHARES                 DESIGNED FOR...                    TO SELL SOME OR ALL OF YOUR SHARES...
------------------------------------------------------------------------------------------------------------------------------------
BY INTERNET                    --   Non-retirement accounts       --   Complete the "Purchase, Exchange and Redemption
                                                                       Authorization" section of your account application.
www.abnamrofundsusa.com
                                                                  --   Obtain a Personal Identification Number (PIN) from ABN AMRO
                                                                       Funds (800 992-8151) for use on ABN AMRO Funds' Web site if you have not already done so.

                                                                  --   When you are ready to redeem a portion of your account,
                                                                       access your account through ABN AMRO Funds' Web site and
                                                                       enter your redemption instructions in the highly secure area for shareholders only called "Shareholder Account Access".
                                                                       A check for the proceeds will be mailed to you at the address of record.

                                                                  --   Proceeds may also be sent by wire or ACH (see "Other
                                                                       Features" on p. _____).
------------------------------------------------------------------------------------------------------------------------------------


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
--   your address of record has changed within the past 30 days
--   you are selling more than $50,000 worth of shares
-- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.
--------------------------------------------------------------------------------
                              WHAT IS A MEDALLION
                              SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.
--------------------------------------------------------------------------------
A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
------                                   ---------------------------------
Owners of individual, joint, sole        --   Letter of instruction
proprietorship, UGMA/UTMA, or            --   On the letter, the signatures and titles
general partner accounts                      of all persons authorized to sign for the account,
                                              exactly as account is registered
                                         --   Signature guarantee, if applicable (see above)

Owners of corporate or association       --   Letter of instruction
accounts                                 --   Corporate resolution certified within the past 12 months
                                         --   On the letter, the signatures and
                                              titles of all persons authorized
                                              to sign for the accounts, exactly
                                              as the account is registered
                                         --   Signature guarantee, if applicable (see above)

Owners or trustees of trust accounts     --   Letter of instruction
                                         --   On the letter, the signature of the trustee(s)
                                         --   If the names of all trustees are not registered on the
                                              account, a copy of the trust document certified within
                                              the past 12 months
                                         --   Signature guarantee, if applicable (see above)

Joint tenancy shareholders whose         --   Letter of instruction signed by the surviving tenant
co-tenants are deceased                  --   Copy of death certificate
                                         --   Signature guarantee, if applicable (see above)

Executors of shareholder estates         --   Letter of instruction signed by executor
                                         --   Copy of order appointing executor
                                         --   Signature guarantee, if applicable (see above)

Administrators, conservators,            --   Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             --   IRA distribution request form completed and signed.
                                              Call 800 992-8151 for a form.


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
-- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
-- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
-- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
-- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
--   Most transfers are complete within three business days of your call.
-- There is no fee to your account for this transaction and generally, no fee from your bank.


REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in

--------------------------------------------------------------------------------

the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.


INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.


TRANSACTION POLICIES
--------------------------------------------------------------------------------
CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Generally, market quotes are used to price securities. If accurate market quotations are not available, securities are valued at fair value in accordance with guidelines adopted by the Board of Trustees.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.


EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Sales proceeds are normally sent to the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
     --   reject any purchase order
     --   suspend the offering of fund shares
     -- change the initial and additional investment minimums or waive these minimums for any investor
     -- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.


SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.


REDEMPTION FEES
ABN AMRO REAL ESTATE FUND, ABN AMRO LATIN AMERICA EQUITY FUND, ABN AMRO ASIAN TIGERS FUND, ABN AMRO EUROPE EQUITY GROWTH FUND and ABN AMRO INTERNATIONAL EQUITY FUND can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, ABN AMRO REAL ESTATE FUND ABN AMRO LATIN AMERICA EQUITY FUND, ABN AMRO ASIAN TIGERS FUND, ABN AMRO EUROPE EQUITY GROWTH FUND and ABN AMRO INTERNATIONAL EQUITY FUND assess a 2% fee on redemptions (including exchanges) of fund shares held for less than 90 days.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Funds' long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

--------------------------------------------------------------------------------

Omnibus or similar accounts of certain pre-approved broker-dealers, banks and other institutions will not incur redemption fees at the account level. These accounts have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other institution. Certain pre-approved profit-sharing, pension and 401k plans are exempt from the redemption fee.

ACCOUNT POLICIES AND DIVIDENDS
--------------------------------------------------------------------------------
ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:

     -- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)

     --   after any change of name or address of the registered owner(s)


MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.

DIVIDENDS
The following table shows the Fund's distribution schedule.

--------------------------------------------------------------------------------
                                 DISTRIBUTIONS

The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              DISTRIBUTION SCHEDULE

FUNDS                           DIVIDENDS                                  CAPITAL GAINS DISTRIBUTION
-----                           ---------                                  --------------------------
Equity Funds                    --   Declared and paid monthly, if any     --   Distributed at least once a year, in December

Real Estate Fund                --   Declared and paid monthly, if any     --   Distributed at least once a year, in December

International Equity Funds      --   Declared and paid annually, if any    --   Distributed at least once a year, in December

--------------------------------------------------------------------------------

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
--   complete the appropriate sections of the account application
-- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 5164, Westborough, MA 01581.


ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofundsusa.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are follows.


SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
--   you must have at least $50,000 in your account
--   determine the schedule: monthly, quarterly, semi-annually or annually
--   call 800 992-8151 to add a systematic withdrawal plan to your account


RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education IRAs, SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. There is no annual maintenance fee for IRAs. To find our more, call ABN AMRO Funds at 800 992-8151.


DISTRIBUTION PLAN 12B-1 FEES
--------------------------------------------------------------------------------
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
--------------------------------------------------------------------------------
ABN AMRO Funds attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when ABN AMRO Funds may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, ABN AMRO Funds considers a broker-dealer's reliability, the quality of its execution services and its financial condition. In executing portfolio transactions, preference may be given to brokers who have sold shares of the Funds.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------

Distributions you receive from a Fund may be taxable whether or not you reinvest them.

-- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

-- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

-- Distributions of any net investment income are taxable to you as ordinary income.

-- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a fund.

-- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

-- Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all Funds for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


ABN AMRO VALUE FUND
--------------------------------------------------------------------------------

                                                  Year         Year          Year          Year          Year
                                                 Ended         Ended        Ended         Ended         Ended
                                                12/31/00     12/31/99      12/31/98      12/31/97      12/31/96
                                               ----------   ----------    ----------    ----------    ---------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on
        investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
        of net investment income
     Distributions from net realized
        gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Ratio of net investment income to average
   of net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Portfolio Turnover

--------------------------------------------------------------------------------

ABN AMRO GROWTH FUND
--------------------------------------------------------------------------------

                                                  Year         Year          Year          Year          Year
                                                 Ended         Ended        Ended         Ended         Ended
                                                12/31/00     12/31/99      12/31/98      12/31/97      12/31/96
                                               ----------   ----------    ----------    ----------    ---------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain
        on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
        of net investment income
     Distributions from net realized
        gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Advise
Ratio of net investment income to average
   of net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO SMALL CAP FUND
--------------------------------------------------------------------------------

                                                  Year         Year          Year          Year          Year
                                                 Ended         Ended        Ended         Ended         Ended
                                                12/31/00     12/31/99      12/31/98      12/31/97      12/31/96
                                               ----------   ----------    ----------    ----------    ---------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain
        on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
        of net investment income
     Distributions from net realized
        gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average
   of net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                    Year          Year           Year
                                                    Ended         Ended          Ended
                                                  12/31/00      12/31/99       12/31/98
                                                 ----------    ----------     ----------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain
     on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
     of net investment income
     Distributions from net realized
     gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by
     Adviser
     After reimbursement of expenses by
     Adviser
Ratio of net investment income to average
   of net assets:
     Before reimbursement of expenses by
     Adviser
     After reimbursement of expenses by
     Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO LATIN AMERICA EQUITY FUND
--------------------------------------------------------------------------------

                                                  Year         Year          Year          Year          Year
                                                 Ended         Ended        Ended         Ended         Ended
                                                12/31/00     12/31/99      12/31/98      12/31/97      12/31/96
                                               ----------   ----------    ----------    ----------    ---------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain
        on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
        of net investment income
     Distributions from net realized
        gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Ratio of net investment income to average
   of net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO ASIAN TIGERS FUND
--------------------------------------------------------------------------------

                                                  Year         Year          Year          Year          Year
                                                 Ended         Ended        Ended         Ended         Ended
                                                12/31/00     12/31/99      12/31/98      12/31/97      12/31/96
                                               ----------   ----------    ----------    ----------    ---------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain
        on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
        of net investment income
     Distributions from net realized
        gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Ratio of net investment income to average
   of net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO EUROPE EQUITY GROWTH FUND
--------------------------------------------------------------------------------

                                                                         Year
                                                                         Ended
                                                                       12/31/00
                                                                      ----------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess of net investment income
     Distributions from net realized gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by  Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                  Year         Year          Year          Year          Year
                                                 Ended         Ended        Ended         Ended         Ended
                                                12/31/00     12/31/99      12/31/98      12/31/97      12/31/96
                                               ----------   ----------    ----------    ----------    ---------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain
        on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
        of net investment income
     Distributions from net realized
        gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Ratio of net investment income to average
  of net assets:
     Before reimbursement of expenses by
        Adviser
     After reimbursement of expenses by
        Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

GENERAL INFORMATION
--------------------------------------------------------------------------------

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.


SHAREHOLDER REPORTS
--------------------------------------------------------------------------------
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------
The SAI, which is incorporated in this prospectus by reference and dated May __, 2001, is available to you without charge. It contains more detailed information about the Funds.


HOW TO OBTAIN REPORTS
--------------------------------------------------------------------------------
CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:       ABN AMRO Funds
               P.O. Box 5164
               Westborough, MA 01581

Phone:         Shareholder Services          800-992-8151
               Fund Literature               800-391-2473
               Investment Advisor Services   800-597-9704

Web site:      www.abnamrofundsusa.com


OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

      [LOGO]                      ABN AMRO FUNDS
                               --------------------


                                 CLASS I SHARES
                               --------------------



                                   PROSPECTUS
                               --------------------





                               MONEY MARKET FUNDS
                               -------------------------------------------
                               ABN AMRO Money Market Fund

                               ABN AMRO Tax-Exempt Money Market Fund

                               ABN AMRO Government Money Market Fund

                               ABN AMRO Treasury Money Market Fund








                              ---------------------

                                   MAY 4, 2001

                              ---------------------


     The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

      [LOGO]                        ABN AMRO FUNDS



                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         Page

CATEGORIES OF ABN AMRO FUNDS.........................................
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and Risks
     MONEY MARKET FUNDS
     ABN AMRO Money Market Fund......................................
     ABN AMRO Tax-Exempt Money Market Fund...........................
     ABN AMRO Government Money Market Fund...........................
     ABN AMRO Treasury Money Market Fund.............................
     FUND EXPENSES...................................................
INVESTMENT TERMS.....................................................
MORE ABOUT ABN AMRO FUNDS............................................
     RISK SUMMARY....................................................
     OTHER INVESTMENT STRATEGIES.....................................
MANAGEMENT OF THE FUNDS..............................................
     THE ADVISER.....................................................
SHAREHOLDER INFORMATION..............................................
     OPENING AN ACCOUNT: BUYING SHARES...............................
     EXCHANGING SHARES...............................................
     SELLING/REDEEMING SHARES........................................
     TRANSACTION POLICIES............................................
     ACCOUNT POLICIES AND DIVIDENDS..................................
     ADDITIONAL INVESTOR SERVICES....................................
DIVIDENDS, DISTRIBUTIONS AND TAXES...................................
FINANCIAL HIGHLIGHTS.................................................
GENERAL INFORMATION.................................................. Back Cover


Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

CATEGORIES OF ABN AMRO FUNDS
--------------------------------------------------------------------------------

ABN AMRO Funds is an open-end management investment company that consists of [30] separate diversified investment portfolios, including equity, balanced, fixed income and money market funds. Four of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.

EQUITY FUNDS
--------------------------------------------------------------------------------
Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who may want to invest in Equity Funds

Equity funds may be appropriate if you:

-    have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
-    want to diversify your investments

Equity funds may not be appropriate if you want:

-    a stable share price
-    a short-term investment
-    regular income

BALANCED FUNDS
--------------------------------------------------------------------------------

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who may want to invest in Balanced Funds

Balanced funds may be appropriate if you want:
-    capital appreciation and current income
-    a balanced diversified investment

FIXED INCOME FUNDS
--------------------------------------------------------------------------------
Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds seek to provide regular income and the obligations are generally secured by the assets of the issuer.

Who may want to invest in Fixed Income Funds

Fixed income funds may be appropriate if you want:
-    regular income
-    less volatility than equity funds
-    portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Money market funds invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

Who may want to invest in Money Market Funds

Money market funds may be appropriate if you:
-    want regular income
-    are investing for a short-term objective
-    want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

-    the value of fund shares will fluctuate
-    you could lose money
-    you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS
ABN AMRO MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests substantially all of its assets in high quality money market instruments and repurchase agreements involving these instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities. The portfolio manager may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-    selects securities that:
     -    are denominated in U.S. dollars
     -    have high credit quality and minimal credit risk
     -    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART


      1994       1995       1996       1997      1998      1999      2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/Total Taxable Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                                                  ABN AMRO       Money Fund
                                                Money Market       Report
                                                    Fund          Averages
                                                ------------     ----------

1 year:                                                 %               %

5 years:                                                %               %

Since Inception:1                                       %               %

1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS
ABN AMRO TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and at least 80% of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:

- emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
     -    selects securities that:
     -    are denominated in U.S. dollars
     -    have high credit quality and minimal credit risk
     -    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

                 1994     1995   1996    1997   1998    1999   2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Tax-Exempt Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/Total Tax-Free Average.

         AVERAGE ANNUAL TOTAL RETURN
     (For the periods ended December 31, 2000)

                         ABN AMRO       Money Fund
                     Tax-Exempt Money     Report
                       Market Fund       Averages
                     ----------------   -----------

1 year:                             %              %

5 years:                            %              %

Since Inception:1                   %              %

1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS
ABN AMRO GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
-- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
-- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
--   selects securities that:
     --   are denominated in U.S. dollars
     --   have high credit quality and minimal credit risk
     --   mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART


                 1994     1995   1996    1997   1998    1999   2000

* For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Government Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/Total Government Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                  ABN AMRO
                 Government   Money Fund
                Money Market    Report
                    Fund       Averages
                ------------  -----------
1 year:                     %           %
5 years:                    %           %

Since                       %           %
Inception:1

1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS
ABN AMRO TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments [and shares of money market funds that invest in U.S. Treasury obligations.] The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-    selects securities that:
     -    are denominated in U.S. dollars
     -    have high credit quality and minimal credit risk
     -    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART


                 1994     1995   1996    1997   1998    1999   2000

* For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Treasury Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/U.S. Treasury Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                            ABN AMRO         Money Fund
                          Treasury Money       Report
                            Market Fund       Averages
                          --------------     -----------


1 year:                       %              %

5 years:                      %              %

Since Inception:1             %              %


1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

FUND EXPENSES
--------------------------------------------------------------------------------
As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class I shares of ABN AMRO Funds, you do not incur any sales loads or exchange fees and no redemption fees.

Also, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

                                                                                   TOTAL                     NET
                       FUND                            MANAGEMENT       OTHER     EXPENSE       FEE        EXPENSE
                                                          FEES        EXPENSES     RATIO      WAIVERS       RATIO
                                                       ----------     --------    -------     -------      -------
ABN AMRO Money Market Fund                               0.35%
ABN AMRO Tax-Exempt Money Market Fund                    0.35%
ABN AMRO Government Money Market Fund                    0.20%
ABN AMRO Treasury Money Market Fund                      0.35%

[(1) The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses incurred during the fiscal year ended December 31, 2000, except for _____________ FUND, and ____________ FUND, which are estimated. The Advisers are contractually obligated to reimburse expenses for one year at the rates shown in the table.

(2) The above table reflects a continuation of the Adviser's voluntary undertaking to waive management fees and/or reimburse expenses exceeding the limit shown. The ratio shown above reflects the expenses incurred during the fiscal year ended December 31, 2000.

(3) Each Fund offers two classes of shares that invest in the same portfolio of securities, Class I and Class S shares. Shareholders of Class S shares are subject to a 12b-1 distribution fee and a shareholder service fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class S shares are offered in a separate prospectus.]

--------------------------------------------------------------------------------

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.

FUND                                              1 YEAR             3 YEARS          5 YEARS       10 YEARS
                                                  ------             -------          -------       --------
ABN AMRO Money Market Fund
ABN AMRO Tax-Exempt Money Market Fund
ABN AMRO Government Money Market Fund
ABN AMRO Treasury Money Market Fund

INVESTMENT TERMS
--------------------------------------------------------------------------------
The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL GOVERNMENT AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAX-FREE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/U.S. TREASURY AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. Government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

MORE ABOUT ABN AMRO FUNDS
--------------------------------------------------------------------------------

RISK SUMMARY
--------------------------------------------------------------------------------
The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                    1     2     3     4      5      6
                                                   ---   ---   ---   ---    ---    ---
ABN AMRO Money Market Fund                          x     x     x     x             x
ABN AMRO Tax-Exempt Money Market Fund               x           x     x      x
ABN AMRO Government Money Market Fund               x           x     x             x
ABN AMRO Treasury Money Market Fund                 x           x     x


List of Column Headings:
------------------------
1.   Credit
2.   Foreign Securities
3.   Interest Rate
4.   Manager
5.   Municipal Securities
6.   US Government Agency Securities

--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In addition to the primary investment strategies described in our fund summaries, there may be times when ABN AMRO Funds uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the 1940 Act, the Funds may invest in securities issued by other investment companies. Generally, Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the nearest prices for such securities which can fluctuate.

More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

                                                           1     2     3     4     5     6     7
                                                          ---  ----   ---   ---  -----  ---  -----
ABN AMRO Money Market Fund                                 x    xp     x          xp     x    xp
ABN AMRO Tax-Exempt Money Market Fund                      x    xp           x    xp     x
ABN AMRO Government Money Market Fund                      x    xp                xp          xp
ABN AMRO Treasury Money Market Fund                        x    xp                xp          xp

P = components of a fund's primary investment strategy

List of Column Headings:
------------------------
1.  Commercial Paper
2.  Fixed Income Securities
3.  Foreign Securities
4.  Investment Companies
5.  Repurchase Agreements
6.  Rule 144A Securities
7.  U.S. Government Securities

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISER
--------------------------------------------------------------------------------
The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC.
ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2000, ABN AMRO Asset Management managed approximately _____ billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.

FUND NAME                              PORTFOLIO MANAGER(S)        INVESTMENT EXPERIENCE
---------                              --------------------        ---------------------
ABN AMRO Money Market Fund             Karen Van Cleave            Portfolio Manager of each Fund since January, 1994; Senior Vice
ABN AMRO Government Money Market                                   President of the Adviser.  Ms. Van Cleave earned her B.S. in
   Fund                                                            Business Administration from Boston University.
ABN AMRO Treasury Money Market Fund

ABN AMRO Tax-Exempt Money Market       Steven L. Haldi             Portfolio Manager of the Fund since October, 1999; Vice
   Fund                                                            President of the Adviser.  Before joining the Adviser, Mr. Haldi worked for 15 years at First National Bank of Chicago in the
                                                                   Fixed Income Portfolio Management Group.  Mr. Haldi holds an
                                                                   M.B.A. from Benedictine University and a B.S. in Finance from
                                                                   Eastern Illinois University.



FUND NAME                                              GROSS MANAGEMENT FEE
---------                                              --------------------

ABN AMRO Money Market Fund                                     0.35%
ABN AMRO Tax-Exempt Money Market Fund                          0.35%
ABN AMRO Government Money Market Fund                          0.20%
ABN AMRO Treasury Money Market Fund                            0.35%

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


OPENING AN ACCOUNT
--------------------------------------------------------------------------------
-    Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of each ABN AMRO Fund is [$1,000,000].
- Balances can be aggregated to meet the minimum investment requires for the accounts of:
     -    clients of a financial consultant
     - immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
     -    a corporation or other legal entity
-    Initial minimum investment requirements may be waived:
     - for Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or
     - with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
     - Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
     -    Make your initial investment using the following table as a guideline.
     -    All account openings must be in "good order."

BUYING SHARES                  TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT
-------------                  ------------------                 --------------------
BY MAIL                        -    Complete and sign your        -    Return the investment slip from a statement with your check
                                    application                        in the envelope provided and mail to us at the address at
ABN AMRO FUNDS                                                         the left.
P.O. BOX 5164                  -    Make your check payable to
WESTBOROUGH, MA  01581              ABN AMRO Funds and mail to    -    We accept checks, bank drafts, money orders and wires and
                                    us at the address at the           ACH for purchases (see "Other Features" on p. _____).
                                    left.                              Checks must be drawn on U.S. banks.  There is a $20 charge for returned checks.
                               -    We accept checks, bank
                                    drafts and money orders for   -    Give the following wire/ACH information to your bank:
                                    purchases.  Checks must be         Boston Safe Deposit & Trust
                                    drawn on U.S. banks to avoid       ABA #01-10-01234
                                    any fees or delays in              For:  ABN AMRO Funds
                                    processing your check.             A/C 140414
                                                                       FBO "ABN AMRO Fund Number"
                               -    We do not accept third party       "Your Account Number"
                                    checks, which are checks           Include your name, account number, taxpayer identification
                                    made payable to someone            number or Social Security number, address and the Fund(s)
                                    other than the Funds.              you wish to purchase in the wire instructions

                                                                  -    We do not accept third party checks, which are checks made payable to someone other than the Funds.

--------------------------------------------------------------------------------

BUYING SHARES                  TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT
-------------                  ------------------                 --------------------
BY PHONE                       o    Obtain a fund number and      o    Verify that your bank or credit union is a member of the ACH.
                                    account by calling ABN AMRO
800 992-8151                        Funds at the number at the    o    You should complete the "Bank Account Information" section
                                    left.                              on your account application.

                               o    Instruct your bank (who may   o    When you are ready to add to your account, call ABN AMRO
                                    charge a fee) to wire or ACH       Funds and tell the representative the fund name, account
                                    the amount of your investment.     number, the name(s) in which the account is registered and the amount of your investment.

                               o    Give the following wire/ACH   o    Instruct your bank (who may charge a fee) to wire or ACH the
                                    information to your bank:          amount of your investment.
                                    Boston Safe Deposit & Trust
                                    ABA #01-10-01234              o    Give the following wire/ACH information to your bank:
                                    For:  ABN AMRO Funds               Boston Safe Deposit & Trust
                                    A/C 140414                         ABA #01-10-01234
                                    FBO "ABN AMRO Fund Number"         For:  ABN AMRO Funds
                                    "Your Account Number"              A/C 140414
                                                                       FBO "ABN AMRO Fund Number"
                               o    Return your completed and          "Your Account Number"
                                    signed application to:             Include your name, account number, taxpayer identification
                                    ABN AMRO Funds                     number or Social Security number, address and the Fund(s)
                                    P.O. Box 5164                      you wish to purchase in the wire instructions
                                    Westborough, MA  01581

------------------------------------------------------------------------------------------------------------------------------------

BY INTERNET                    o    Download the appropriate      o    Verify that your bank or credit union is a member of the ACH.
                                    account application(s) from
www.abnamrofundsusa.com             our Web site.                 o    Complete the "Purchase, Exchange and Redemption
                                                                       Authorization" section of your account application.
                               o    Complete and sign the
                                    application(s). Make your     o    Obtain a Personal Identification Number (PIN) from ABN AMRO
                                    check payable to ABN AMRO          Funds for use on ABN AMRO Funds' Web site if you have not
                                    Funds and mail it to the           already done so.  To obtain a PIN, please call 800 992-8151.
                                    address under "By Mail"
                                    above.                        o    When you are ready to add to your account, access your
                                                                       account through ABN AMRO Funds' Web site and enter your
                                                                       purchase instructions in the highly secure area for
                                                                       shareholders only called "Shareholder Account Access".

---------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

     o    The account number and Fund name are included
     o    The amount of the transaction is specified in dollars
          or shares
     o    Signatures of all owners appear exactly as they are
          registered on the account
     o    Any required signature guarantees (if applicable)
          are included
     o    Other supporting legal documents (as necessary) are
          present
---------------------------------------------------------------



-------------------------------------------------------------------------------

EXCHANGING SHARES
-------------------------------------------------------------------------------
After you have opened an account with us, you can exchange your shares within ABN AMRO Funds goals or other needs. This privileged is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."


SELLING/REDEEMING SHARES
------------------------------------------------------------------------------
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.





SELLING SHARES                 DESIGNED FOR...                    TO SELL SOME OR ALL OF YOUR SHARES...
------------------------------------------------------------------------------------------------------------------------------------
BY MAIL                        o    Accounts of any type          o    Write and sign a letter of instruction indicating the fund name, fund number, your account number, the name(s) in which
ABN AMRO FUNDS                 o    Sales or redemptions of any        the account is registered and the dollar value or number of
P.O. BOX 5164                       size                               shares you wish to sell.
WESTBOROUGH, MA  01581
                                                                  o    Include all signatures and any additional documents that may be required.  (See "Selling Shares in Writing").

                                                                  o    Mail to us at the address at the left.

                                                                  o    A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                       mailed to a different address, you must write a letter of
                                                                       instruction and have it signature guaranteed.

                                                                  o    Proceeds may also be sent by wire or ACH (see "Other
                                                                       Features" on p._____.
------------------------------------------------------------------------------------------------------------------------------------

BY PHONE                       o    Non-retirement accounts       o    For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.
800 992-8151                   o    Sales of up to $50,000 (for
                                    accounts with telephone       o    To place your request with a Shareholder Service
                                    account privileges)                Representative, call between 9 am and 7 pm ET, Monday -
                                                                       Friday.

                                                                  o    A check will be mailed to the name(s) and address in which the is account registered. If you would like the check mailed to a different address, you must write a letter of

                                                                  o    Proceeds may also be sent by wire or ACH (see "Other
                                                                       Features" on p._____.

                                                                  o    The Funds reserve the right to refuse any telephone sales
                                                                       request and may modify the procedures at any time. The Funds make reasonable attempts to verify that telephone
                                                                       instructions are genuine, but you are responsible for any
                                                                       loss that you may bear from telephone requests.

------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SELLING SHARES                   DESIGNED FOR...                      TO SELL SOME OR ALL OF YOUR SHARES...
--------------                   ---------------                      -------------------------------------
BY INTERNET                      o  Non-retirement accounts           o  Complete the "Purchase, Exchange and Redemption
                                                                         Authorization" section of your account application.
www.abnamrofundsusa.com

                                                                      o  Obtain a Personal Identification Number (PIN) from ABN
                                                                         AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                         Web site if you  have not already done so.

                                                                      o  When you are ready to redeem a portion of your account, access your account through ABN AMRO Funds' Web site
                                                                         and enter your redemption instructions in the highly secure area for shareholders only called "Shareholder Account
                                                                         Access". A check for the proceeds will be mailed to you at the address of record.

                                                                      o  Proceeds may also be sent by wire or ACH (see "Other
                                                                         Features" on p. _____).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:

o  your address of record has changed within the past 30 days
o  you are selling more than $50,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

-------------------------------------------------------------------------------
                               WHAT IS A MEDALLION
                              SIGNATURE GUARANTEE?

A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.

-------------------------------------------------------------------------------

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------

SELLER                                  REQUIREMENTS FOR WRITTEN REQUESTS
----------------------------------------------------------------------------------------------------------------------------------

Owners of individual, joint, sole       o   Letter of instruction
proprietorship, UGMA/UTMA, or           o   On the letter, the signatures and titles of all persons authorized to sign for the
general partner accounts                    account, exactly as the account is registered
                                        o   Signature guarantee, if applicable (see above)
-----------------------------------------------------------------------------------------------------------------------------------

Owners of corporate or association      o   Letter of instruction
accounts                                o   Corporate resolution certified within the past 12 months
                                        o   On the letter, the signatures and titles of all persons authorized to sign for the accounts, exactly as the account is registered
                                        o   Signature guarantee, if applicable (see above)
-----------------------------------------------------------------------------------------------------------------------------------

Owners or trustees of trust accounts    o   Letter of instruction
                                        o   On the letter, the signature of the trustee(s)
                                        o   If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months
                                        o   Signature guarantee, if applicable (see above)
----------------------------------------------------------------------------------------------------------------------------------

Joint tenancy shareholders whose        o   Letter of instruction signed by the surviving tenant
co-tenants are deceased                 o   Copy of death certificate
                                        o   Signature guarantee, if applicable (see above)
----------------------------------------------------------------------------------------------------------------------------------

Executors of shareholder estates        o   Letter of instruction signed by executor
                                        o   Copy of order appointing executor
                                        o   Signature guarantee, if applicable (see above)
----------------------------------------------------------------------------------------------------------------------------------

Administrators, conservators,           o   Call 800 992-8151 for instructions
guardians and other sellers or account
types not listed above
----------------------------------------------------------------------------------------------------------------------------------

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.


WIRE.  To purchase and sell shares via the Federal Reserve Wire System:
o You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
o To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
o Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
o You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
o    Most transfers are complete within three business days of your call.
o There is no fee to your account for this transaction and generally, no fee from your bank. 20

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
Class I shares are intended for accounts with balances over th minimum initial investment. The Funds reserve the right to transfer your account to a more appropriate class if your balance (or aggregation of balances) consistently falls below the minimum initial investment. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid transferring the account.

--------------------------------------------------------------------------------

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 5 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. [On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit.] On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Purchase requests for the Funds (except ABN AMRO TAX-EXEMPT MONEY MARKET FUND) submitted to the Transfer Agent before 5:00 p.m. ET by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity will become effective at the net asset value determined as of 5:00 p.m. ET and will be entitled to receive the dividend declared on that same business day. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
     o    reject any purchase order
     o    suspend the offering of fund shares
     o change the initial and additional investment minimums or waive these minimums for any investor
     o delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

ACCOUNT POLICIES AND DIVIDENDS
--------------------------------------------------------------------------------

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
     o after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
     o    after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.

DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES
--------------------------------------------------------------------------------

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofundsusa.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are followed.

DIVIDENDS DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

o The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

o The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

o Distributions of any net investment income are taxable to you as ordinary income.

o When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

o Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all Funds for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

ABN AMRO MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                               Year           Year            Year            Year          Year
                                                              Ended           Ended          Ended           Ended         Ended
                                                             12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                             --------       --------        --------        --------      --------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
     of net investment income
     Distributions from net realized
     gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover

[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                 Year           Year            Year            Year          Year
                                                                Ended           Ended          Ended           Ended         Ended
                                                               12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                               --------       --------        --------        --------      --------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
     of net investment income
     Distributions from net realized
     gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                               Year           Year            Year            Year          Year
                                                              Ended           Ended          Ended           Ended         Ended
                                                             12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                             --------       --------        --------        --------      --------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
     of net investment income
     Distributions from net realized
     gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income
to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

--------------------------------------------------------------------------------

ABN AMRO TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                               Year           Year            Year            Year          Year
                                                              Ended           Ended          Ended           Ended         Ended
                                                             12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                             --------       --------        --------        --------      --------

Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
     of net investment income
     Distributions from net realized
     gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover


[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

GENERAL INFORMATION
--------------------------------------------------------------------------------

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
--------------------------------------------------------------------------------
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------
The SAI, which is incorporated in this prospectus by reference and dated May __, 2001, is available to you without charge. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS
--------------------------------------------------------------------------------

CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:      ABN AMRO Funds
              P.O. Box 5164
              Westborough, MA 01581

Phone:        Shareholder Services          800 992-8151
              Fund Literature               800 391-2473
              Investment Advisor Services   800-597-9704

Web site:     www.abnamrofundsusa.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

[LOGO]                        ABN AMRO FUNDS



                                                           CLASS S SHARES
-------------------------------------------------------------------------------
PROSPECTUS
-------------------------------------------------------------------------------


                                   MONEY MARKET FUNDS
                                   --------------------------------------------
                                   ABN AMRO Money Market Fund
                                   ABN AMRO Tax-Exempt Money Market Fund
                                   ABN AMRO Government Money Market Fund
                                   ABN AMRO Treasury Money Market Fund
























                             ---------------------
                                  MAY 4, 2001
                             ---------------------


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

[LOGO]                 ABN AMRO FUNDS


                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                      Page

CATEGORIES OF ABN AMRO FUNDS.......................................
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and Risks
     MONEY MARKET FUNDS
     ABN AMRO Money Market Fund....................................
     ABN AMRO Tax-Exempt Money Market Fund.........................
     ABN AMRO Government Money Market Fund.........................
     ABN AMRO Treasury Money Market Fund...........................
     FUND EXPENSES.................................................
INVESTMENT TERMS...................................................
MORE ABOUT ABN AMRO FUNDS..........................................
     OTHER INVESTMENT STRATEGIES...................................
MANAGEMENT OF THE FUNDS............................................
     THE ADVISER...................................................
SHAREHOLDER INFORMATION............................................
     OPENING AN ACCOUNT: BUYING SHARES.............................
     EXCHANGING SHARES.............................................
     SELLING/REDEEMING SHARES......................................
     TRANSACTION POLICIES..........................................
     ACCOUNT POLICIES AND DIVIDENDS................................
     ADDITIONAL INVESTOR SERVICES..................................
     DISTRIBUTION PLAN.............................................
     SHAREHOLDER SERVICE FEE.......................................
DIVIDENDS, DISTRIBUTIONS AND TAXES.................................
FINANCIAL HIGHLIGHTS...............................................
GENERAL INFORMATION................................................  Back Cover


Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

CATEGORIES OF ABN AMRO FUNDS
-------------------------------------------------------------------------------
ABN AMRO Funds is an open-end management investment company that consists of [30] separate diversified investment portfolios, including equity, balanced, fixed income and money market funds. Four of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.

EQUITY FUNDS
-------------------------------------------------------------------------------
Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who may want to invest in Equity Funds

Equity funds may be appropriate if you:
o  have a long-term investment goal (five years or more)
o can accept higher short-term risk in return for higher long-term return potential
o  want to diversify your investments

Equity funds may not be appropriate if you want:
o  a stable share price
o  a short-term investment
o  regular income

BALANCED FUNDS
-------------------------------------------------------------------------------
Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who may want to invest in Balanced Funds

Balanced funds may be appropriate if you want:
o  capital appreciation and current income
o  a balanced diversified investment

FIXED INCOME FUNDS
-------------------------------------------------------------------------------
Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds seek to provide regular income and the obligations are generally secured by the assets of the issuer.

Who may want to invest in Fixed Income Funds

Fixed income funds may be appropriate if you want:
o  regular income
o  less volatility than equity funds
o  portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS
-------------------------------------------------------------------------------
Money market funds invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

Who may want to invest in Money Market Funds

Money market funds may be appropriate if you:
o  want regular income
o  are investing for a short-term objective
o  want an investment that seeks to maintain a stable net asset value
o want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.
-------------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
o  the value of fund shares will fluctuate
o  you could lose money
o  you cannot be certain that a fund will achieve its investment objective
-------------------------------------------------------------------------------

MONEY MARKET FUNDS
ABN AMRO MONEY MARKET FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
The Fund invests substantially all of its assets in high quality money market instruments and repurchase agreements involving these instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities. The portfolio manager may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
o monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
o  selects securities that:
   o  are denominated in U.S. dollars
   o  have high credit quality and minimal credit risk
   o  mature in or reset 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
-------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS
ABN AMRO MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------

FUND PERFORMANCE
-------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                   BAR CHART


  1994     1995   1996    1997   1998    1999   2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/Total Taxable Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)


                   ABN AMRO
                    Money       Money Fund
                    Market        Report
                     Fund        Averages
                   --------     ----------

1 year:                    %               %

5 years:                   %               %

Since Inception:1          %               %


[FN]
1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS
ABN AMRO TAX-EXEMPT MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and at least 80% of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:
o emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole
o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
o monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
o  selects securities that:
   o  are denominated in U.S. dollars
   o  have high credit quality and minimal credit risk
   o  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS
ABN AMRO MONEY MARKET FUND (CONTINUED)
-------------------------------------------------------------------------------


FUND PERFORMANCE
-------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART


  1994     1995   1996    1997   1998    1999   2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Tax-Exempt Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/Total Tax-Free Average.

         AVERAGE ANNUAL TOTAL RETURN
     (For the periods ended December 31, 2000)


                         ABN AMRO       Money Fund
                     Tax-Exempt Money     Report
                       Market Fund       Averages
                     ----------------   -----------
1 year:                             %              %

5 years:                            %              %

Since Inception:1                   %              %

[FN]
1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS
ABN AMRO GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------
The Fund invests 100% of its assets in U.S. government money market instruments (and repurchase agreements involving these instruments), such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
o monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
o  selects securities that:
   o  are denominated in U.S. dollars
   o  have high credit quality and minimal credit risk
   o  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
-----------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS
ABN AMRO GOVERNMENT MONEY MARKET FUND (CONTINUED)
------------------------------------------------------------------------------

FUND PERFORMANCE
------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                      CALENDAR YEAR TOTAL RETURN*

                               BAR CHART



  1994     1995   1996    1997   1998    1999   2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Government Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/Total Government Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)


                     ABN
                 Government
                    Money      Money Fund
                   Market        Report
                    Fund        Averages
                 ----------    ----------
1 year:                    %              %

5 years:                   %              %

Since Inception:1          %              %


[FN]
1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

MONEY MARKET FUNDS
ABN AMRO TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments [and shares of money market funds that invest in U.S. Treasury obligations.] The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
o monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
o  selects securities that:
   o  are denominated in U.S. dollars
   o  have high credit quality and minimal credit risk
   o  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
-------------------------------------------------------------------------------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.


FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART


  1994     1995   1996    1997   1998    1999   2000

*For 1994-2000, the performance figures are those of a predecessor fund, ABN AMRO Treasury Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report Averages(TM)/U.S. Treasury Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)


                    ABN AMRO      Money Fund
                 Treasury Money     Report
                  Market Fund      Averages
                 --------------   ----------
1 year:                       %              %

5 years:                      %              %

Since Inception:1             %              %


[FN]
1 Fund's inception: January 4, 1993. Money Fund Report Averages inception computed from December 31, 1992.

FUND EXPENSES
-------------------------------------------------------------------------------
As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees and no redemption fees.

Also, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

-----------------------------------------------------------------------------------------------------------------------------------
                    FUND                        MANAGEMENT   DISTRIBUTION  SERVICE    OTHER      TOTAL       FEE          NET
                                                   FEES      (12B-1) FEES    FEES    EXPENSES   EXPENSE    WAIVERS      EXPENSE
                                                                                                 RATIO                   RATIO

ABN AMRO Money Market Fund                          0.35%         0.25%      0.25%
ABN AMRO Tax-Exempt Money Market Fund               0.35%         0.25%      0.25%
ABN AMRO Government Money Market Fund               0.20%         0.25%      0.25%
ABN AMRO Treasury Money Market Fund                 0.35%         0.25%      0.25%
-----------------------------------------------------------------------------------------------------------------------------------

[FN]
[(1) The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses incurred during the fiscal year ended December 31, 2000, except for _____________ FUND, and ____________ FUND, which are estimated. The Advisers are contractually obligated to reimburse expenses for one year at the rates shown in the table.
(2) The above table reflects a continuation of the Adviser's voluntary undertaking to waive management fees and/or reimburse expenses exceeding the limit shown. The ratio shown above reflects the expenses incurred during the fiscal year ended December 31, 2000.
(3) Each Fund offers two classes of shares that invest in the same portfolio of securities: Class S and Class I. Class I shares are not subject to a Rule 12b-1 distribution fee and a shareholder service fee. Therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class S shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.]

-------------------------------------------------------------------------------

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.



                       FUND                                1 YEAR             3 YEARS           5 YEARS           10 YEARS

ABN AMRO Money Market Fund
ABN AMRO Tax-Exempt Money Market Fund
ABN AMRO Government Money Market Fund
ABN AMRO Treasury Money Market Fund


INVESTMENT TERMS
-------------------------------------------------------------------------------

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL GOVERNMENT AVERAGE: An average measures the share prices of a specified group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAX-FREE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY FUND REPORT AVERAGES(TM)/U.S. TREASURY AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.

SHAREHOLDER SERVICE FEE:

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

MORE ABOUT ABN AMRO FUNDS
-------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
In addition to the primary investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the 1940 Act, Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------

THE ADVISER
-------------------------------------------------------------------------------
The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC.
ABN AMRO Asset Management (USA) LLC is the Adviser to the Funds. As of December 31, 2000, ABN AMRO Asset Management managed approximately _____ billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.



FUND NAME                              PORTFOLIO MANAGER(S)        INVESTMENT EXPERIENCE
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Money Market Fund             Karen Van Cleave            Portfolio Manager of each Fund since January, 1994; Senior Vice
ABN AMRO Government Money Market                                   President of the Adviser.  Ms. Van Cleave is Senior Vice
   Fund                                                            President of the Adviser and earned her B.S. in Business
ABN AMRO Treasury Money Market Fund                                Administration from Boston University.
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Tax-Exempt Money Market       Steven L. Haldi             Portfolio Manager of the Fund since October, 1999; Vice
   Fund                                                            President of the Adviser.  Before joining the Adviser, Mr. Haldi worked for 15 years at First National Bank of Chicago in the
                                                                   Fixed Income Portfolio Management Group.  Mr. Haldi holds an
                                                                   M.B.A. from Benedictine University and a B.S. in Finance from
                                                                   Eastern Illinois University.
------------------------------------------------------------------------------------------------------------------------------------



FUND NAME                                                    GROSS MANAGEMENT FEE

ABN AMRO Money Market Fund                                            0.35%
ABN AMRO Tax-Exempt Money Market Fund                                 0.35%
ABN AMRO Government Money Market Fund                                 0.20%
ABN AMRO Treasury Money Market Fund                                   0.35%

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------


OPENING AN ACCOUNT
-------------------------------------------------------------------------------
o  Read this prospectus carefully.
o Determine how much you want to invest. The minimum initial investments for Class S shares of each ABN AMRO Fund are as follows:
                       [to be completed]
o Balances can be aggregated to meet the minimum investment requires for the accounts of:
   o  clients of a financial consultant
   o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
   o  a corporation or other legal entity
o  Initial minimum investment requirements may be waived:
   o for Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or
   o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
o Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
o  Make your initial investment using the following table as a guideline.
o  All account openings must be in "good order."

BUYING SHARES                     TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT ($50 MINIMUM)
-----------------------------------------------------------------------------------------------------------------------------------
BY MAIL                           o   Complete and sign your         o   Return the investment slip from a statement with your
                                      application                        check in the envelope provided and mail to us at the
ABN AMRO FUNDS                                                           address at the left.
P.O. BOX 5164                     o   Make your check payable
WESTBOROUGH, MA  01581                to ABN AMRO Funds and mail     o   We accept checks, bank drafts, money orders and wires
                                      to us at the address at the        and ACH for purchases (see "Other Features" on p. _____).
                                      left.                              Checks must be drawn on U.S. banks.  There is a $20 charge for returned checks.
                                  o   We accept checks, bank
                                      drafts and money orders for    o   Give the following wire/ACH information to your bank:
                                      purchases.  Checks must be         Boston Safe Deposit & Trust
                                      drawn on U.S. banks to avoid       ABA #01-10-01234
                                      any fees or delays in              For:  ABN AMRO Funds
                                      processing your check.             A/C 140414
                                                                         FBO "ABN AMRO Fund Number"
                                  o   We do not accept third            "Your Account Number"
                                      party checks, which are            Include your name, account number, taxpayer identification
                                      checks made payable to             number or Social Security number, address and the Fund(s)
                                      someone other than the Funds.      you wish to purchase in the wire instructions

                                                                     o   We do not accept third party checks, which are checks
                                                                         made payable to someone other than the Funds.
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

BUYING SHARES                     TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT ($50 MINIMUM)
-----------------------------------------------------------------------------------------------------------------------------------
BY PHONE                          o   Obtain a fund number and       o   Verify that your bank or credit union is a member of
                                      account by calling ABN AMRO        the ACH.
800 992-8151                          Funds at the number at the
                                      left.                          o   You should complete the "Bank Account Information"
                                                                         section on your account application.
                                  o   Instruct your bank (who
                                      may charge a fee) to wire or   o   When you are ready to add to your account, call ABN
                                      ACH the amount of your             AMRO Funds and tell the representative the fund name,
                                      investment.                        account number, the name(s) in which the account is
                                                                         registered and the amount of your investment.
                                  o   Give the following
                                      wire/ACH information to your   o   Instruct your bank (who may charge a fee) to wire or
                                      bank:                              ACH the amount of your investment.
                                      Boston Safe Deposit & Trust
                                      ABA #01-10-01234               o   Give the following wire/ACH information to your bank:
                                      For:  ABN AMRO Funds               Boston Safe Deposit & Trust
                                      A/C 140414                         ABA #01-10-01234
                                      FBO "ABN AMRO Fund Number"         For:  ABN AMRO Funds
                                      "Your Account Number"              A/C 140414
                                                                         FBO "ABN AMRO Fund Number"
                                  o   Return your completed              "Your Account Number"
                                      and signed application to:         Include your name, account number, taxpayer identification
                                      ABN AMRO Funds                     number or Social Security number, address and the Fund(s)
                                      P.O. Box 5164                      you wish to purchase in the wire instructions
                                      Westborough, MA  01581
------------------------------------------------------------------------------------------------------------------------------------
BY INTERNET                       o   Download the appropriate       o   Verify that your bank or credit union is a member of
www.abnamrofundsusa.com               account application(s) from        the ACH.
                                      our Web site.
                                                                     o   Complete the "Purchase, Exchange and Redemption
                                  o   Complete and sign the              Authorization" section of your account application.
                                      application(s).  Make your
                                      check payable to ABN AMRO      o   Obtain a Personal Identification Number (PIN) from ABN
                                      Funds and mail it to the           AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                      address under "By Mail"            not already done so.  To obtain a PIN, please call
                                      above.                             800 992-8151.

                                                                     o  When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Shareholder Account Access".
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

     o  The account number and Fund name are included
     o  The amount of the transaction is specified in dollars or shares
     o Signatures of all owners appear exactly as they are registered on the account
     o  Any required signature guarantees (if applicable) are included
     o  Other supporting legal documents (as necessary) are present
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

EXCHANGING SHARES
--------------------------------------------------------------------------------
After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

--------------------------------------------------------------------------------
                              HOW DOES AN EXCHANGE
                                   TAKE PLACE?

      When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. This sale of your shares may be a taxable event for you.
--------------------------------------------------------------------------------

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

ABN AMRO Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchanges must be in "good order."

SELLING/REDEEMING SHARES
--------------------------------------------------------------------------------
Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.

--------------------------------------------------------------------------------

SELLING SHARES                   DESIGNED FOR...                 TO SELL SOME OR ALL OF YOUR SHARES...
-----------------------------------------------------------------------------------------------------------------------------------
BY MAIL                          o  Accounts of any type         o  Write and sign a letter of instruction indicating the
                                                                    fund name, fund number, your account number, the name(s)
ABN AMRO FUNDS                   o  Sales or redemptions of         in which the account is registered and the dollar value or
P.O. BOX 5164                       any size                        number of shares you wish to sell.
WESTBOROUGH, MA  01581
                                                                 o  Include all signatures and any additional documents
                                                                    that may be required.  (See "Selling Shares in Writing").

                                                                 o  Mail to us at the address at the left.

                                                                 o  A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it signature guaranteed.

                                                                 o  Proceeds may also be sent by wire or ACH (see  "Other Features"
                                                                    on p. _____.
-----------------------------------------------------------------------------------------------------------------------------------
BY PHONE                         o  Non-retirement accounts      o  For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.
800 992-8151                     o  Sales of up to $50,000
                                    (for accounts with           o  To place your request with a Shareholder Service Representative,
                                    telephone account               call between 9 am and 7 pm ET, Monday - Friday.
                                    privileges)
                                                                 o  A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it signature guaranteed.

                                                                 o  Proceeds may also be sent by wire or ACH (see "Other Features"
                                                                    on p. _____.

                                                                 o  The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The Funds make reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may bear from telephone requests.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SELLING SHARES                   DESIGNED FOR...                 TO SELL SOME OR ALL OF YOUR SHARES...
-----------------------------------------------------------------------------------------------------------------------------------
BY INTERNET                      o  Non-retirement accounts      o  Complete the "Purchase, Exchange and Redemption Authorization"
                                                                    section of your account application.
www.abnamrofundsusa.com
                                                                 o  Obtain a Personal Identification Number (PIN) from ABN AMRO
                                                                    Funds (800 992-8151) for use on ABN AMRO Funds' Web site if you have not already done so.

                                                                 o  When you are ready to redeem a portion of your account, access your account through ABN AMRO Funds' Web site and enter your redemption instructions in the highly secure area for
                                                                    shareholders only called "Shareholder Account Access". A check for the proceeds will be mailed to you at the address of
                                                                    record.

                                                                 o  Proceeds may also be sent by wire or ACH (see "Other Features"
                                                                    on p. _____).
------------------------------------------------------------------------------------------------------------------------------------

BY MONEY MARKET CHECKWRITING     o  Regular accounts             o  Request the free checkwriting privilege on your application.

                                                                 o  Verify that the shares to be sold were purchased more than 15 days or earlier or were purchased by wire.

                                                                 o  You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.

                                                                 o  You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.

                                                                 o  Currently, there is no charge for this privilege, but the Fund reserves the right to add one.

                                                                 o  Canceled checks are available upon request but there is a fee to receive them.

                                                                 o  The Fund may cancel this privilege at any time by giving notice to you.
------------------------------------------------------------------------------------------------------------------------------------

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. We require medallion signature guarantees if:
o  your address of record has changed within the past 30 days
o  you are selling more than $50,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

Signature guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

--------------------------------------------------------------------------------

                               WHAT IS A MEDALLION
                              SIGNATURE GUARANTEE?

      A medallion signature guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association. A notary public cannot provide a signature guarantee.


A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.


SELLER                                  REQUIREMENTS FOR WRITTEN REQUESTS
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint, sole       o   Letter of instruction
proprietorship, UGMA/UTMA, or general   o   On the letter, the signatures and titles of all persons authorized to sign for
partner accounts                            the account, exactly as the account is registered
                                        o   Signature guarantee, if applicable (see above)
------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate or association      o   Letter of instruction
accounts                                o   Corporate resolution certified within the past 12 months
                                        o   On the letter, the signatures and titles of all persons authorized to sign for the accounts, exactly as the account is registered
                                        o   Signature guarantee, if applicable (see above)
------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts    o   Letter of instruction
                                        o   On the letter, the signature of the trustee(s)
                                        o   If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months
                                        o   Signature guarantee, if applicable (see above)
------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders whose        o   Letter of instruction signed by the surviving tenant
co-tenants are deceased                 o   Copy of death certificate
                                        o   Signature guarantee, if applicable (see above)
------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates        o   Letter of instruction signed by executor
                                        o   Copy of order appointing executor
                                        o   Signature guarantee, if applicable (see above)
------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians o   Call 800 992-8151 for instructions
and other sellers or account types not
listed above
------------------------------------------------------------------------------------------------------------------------------------
IRA accounts                            o   IRA distribution request form completed and signed.  Call 800 992-8151 for a form.
------------------------------------------------------------------------------------------------------------------------------------


OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE.  To purchase and sell shares via the Federal Reserve Wire System:
o You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
o To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.

--------------------------------------------------------------------------------

o Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
o You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
o  Most transfers are complete within three business days of your call.
o There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 to the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your account if the value of your account falls below $50. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE
When you buy, exchange or sell shares, the net asset value (NAV) is used to price your purchase or sale. The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 5 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.



EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail or telephone request in proper form. Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12:00 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. [On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit.] On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

ABN AMRO Funds reserves the right to:
o  reject any purchase order
o  suspend the offering of fund shares
o change the initial and additional investment minimums or waive these minimums for any investor
o delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.

MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."

SHORT-TERM TRADING
The Funds are not designed for frequent trading and certain purchase or exchange requests may be difficult to implement in times of drastic market changes. The Funds reserve the right to refuse any purchase or exchange order that could adversely affect the Funds or their operations. The Funds also reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

--------------------------------------------------------------------------------

ACCOUNT POLICIES AND DIVIDENDS
-------------------------------------------------------------------------------

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
o after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
o  after any change of name or address of the registered owner(s)


MAILINGS TO SHAREHOLDERS
To help reduce fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your fund mailings and would prefer to receive separate mailings with multiple copies of fund reports, please call one of our Shareholder Service Representatives at 800 992-9151. We will continue to distribute reports to you in separate mailings.

DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains at least once a year, in December.

-------------------------------------------------------------------------------

                                  DISTRIBUTIONS

      The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.
-------------------------------------------------------------------------------

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES
-------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
o Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
o  Include a voided check.
o  Mail to:
   Alleghany Funds
   P.O. Box 5164
   Westborough, MA  01581


ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofundsusa.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Shareholder Service Representatives will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN that will allow you to log onto Shareholder Account Access on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, Automated Clearing House (ACH) instructions or other options established on your account.

Our Web site is highly secure to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site when procedures designed for engaging in such transactions are follows.

DISTRIBUTION PLAN 12B-1 FEES
-------------------------------------------------------------------------------
To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's average daily net assets to reimburse the distributor for certain expenses associated with the distribution of funds shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

SHAREHOLDER SERVICE FEE
-------------------------------------------------------------------------------
The Funds have adopted a shareholder servicing plan for the Class S shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class S shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and

--------------------------------------------------------------------------------

addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

DIVIDENDS, DISTRIBUTIONS AND TAXES
-------------------------------------------------------------------------------

Certain tax considerations may apply to your investment in ABN AMRO Funds. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.
-------------------------------------------------------------------------------

                                      TAXES

      Distributions you receive from a Fund may be taxable whether or not you reinvest them.
-------------------------------------------------------------------------------

o The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

o The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

o Distributions of any net investment income are taxable to you as ordinary income.

o When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

o Each Fund is obligated by law to withhold 31% of Fund distributions if you do not provide complete and correct taxpayer identification information.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). For all Funds for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

ABN AMRO MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                               Year           Year            Year            Year          Year
                                                              Ended           Ended          Ended           Ended         Ended
                                                             12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                             --------       --------        --------        --------      --------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess of net investment
       income
     Distributions from net realized on on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover

[FN]
[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

-------------------------------------------------------------------------------

ABN AMRO TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------


                                                               Year           Year            Year            Year          Year
                                                              Ended           Ended          Ended           Ended         Ended
                                                             12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                             --------       --------        --------        --------      --------

Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess of net investment
       income
     Distributions from net realized gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover

[FN]
[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

-------------------------------------------------------------------------------

ABN AMRO GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

                                                               Year           Year            Year            Year          Year
                                                              Ended           Ended          Ended           Ended         Ended
                                                             12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                             --------       --------        --------        --------      --------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess of net investment
       income
     Distributions from net realized gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover

[FN]
[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

-------------------------------------------------------------------------------

ABN AMRO TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------

                                                               Year           Year            Year            Year          Year
                                                              Ended           Ended          Ended           Ended         Ended
                                                             12/31/00       12/31/99        12/31/98        12/31/97      12/31/96
                                                             --------       --------        --------        --------      --------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess of net investment
     income
     Distributions from net realized gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover
------------------------------------------------------------------------------------------------------------------------------------

[FN]
[2 The Adviser's expense reimbursement level, which affects the net expense ratio, changed from]

GENERAL INFORMATION
--------------------------------------------------------------------------------

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents.

SHAREHOLDER REPORTS
--------------------------------------------------------------------------------
You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------
The SAI, which is incorporated in this prospectus by reference and dated May __, 2001, is available to you without charge. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS
--------------------------------------------------------------------------------
CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and discuss your questions about the Funds by contacting:

Address:   ABN AMRO Funds
           P.O. Box 5164
           Westborough, MA 01581

Phone:     Shareholder Services          800 992-8151
           Fund Literature               800 391-2473
           Investment Advisor Services   800-597-9704

Web site:  www.abnamrofundsusa.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

      [LOGO]                          ABN AMRO FUNDS

                                                    CLASS Y SHARES
PROSPECTUS
--------------------------------------------------------------------------------
                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
                 ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                 ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND




                              ---------------------
                                   MAY 4, 2001
                              ---------------------


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

      [LOGO]                      ABN AMRO FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                            Page
                                                                                            ----
CATEGORIES OF ABN AMRO FUNDS................................................................
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and Risks
     MONEY MARKET FUNDS
     ABN AMRO Institutional Prime Money Market Fund.........................................
     ABN AMRO Institutional Government Money Market Fund....................................
     ABN AMRO Institutional Treasury Money Market Fund......................................
     FUND EXPENSES..........................................................................
INVESTMENT TERMS............................................................................
MORE ABOUT ABN AMRO FUNDS...................................................................
     RISK SUMMARY...........................................................................
     OTHER INVESTMENT STRATEGIES............................................................
MANAGEMENT OF THE FUND......................................................................
     THE ADVISER............................................................................
SHAREHOLDER INFORMATION.....................................................................
     PURCHASING SHARES......................................................................
     MINIMUM INVESTMENT.....................................................................
     SELLING SHARES.........................................................................
     GENERAL POLICIES.......................................................................
     DISTRIBUTIONS AND TAXES................................................................
     INVESTOR SERVICES EXCHANGE PRIVILEGES..................................................
     ACCOUNT STATEMENTS.....................................................................
     SHAREHOLDER MAILINGS...................................................................
     INSTRUCTIONS FOR ACCOUNT TRANSACTIONS..................................................
FINANCIAL HIGHLIGHTS........................................................................
GENERAL INFORMATION......................................................................... Back Cover


Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "investment Terms" section.
--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

CATEGORIES OF ABN AMRO FUNDS
--------------------------------------------------------------------------------

ABN AMRO Funds is an open-end management investment company that consists of [30] separate diversified investment portfolios, including equity, balanced, fixed income and money market funds. Three of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.

EQUITY FUNDS
--------------------------------------------------------------------------------

Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who may want to invest in Equity Funds

Equity funds may be appropriate if you:

o    have a long-term investment goal (five years or more)

o can accept higher short-term risk in return for higher long-term return potential

o    want to diversify your investments

Equity funds may not be appropriate if you want:

o    a stable share price

o    a short-term investment

o    regular income

BALANCED FUNDS
--------------------------------------------------------------------------------

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who may want to invest in Balanced Funds

Balanced funds may be appropriate if you want:

o    capital appreciation and current income

o    a balanced diversified investment

FIXED INCOME FUNDS
--------------------------------------------------------------------------------

Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds seek to provide regular income and the obligations are generally secured by the assets of the issuer.

Who may want to invest in Fixed Income Funds

Fixed income funds may be appropriate if you want:

o    regular income

o    less volatility than equity funds

o    portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.


MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Money market funds invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

Who may want to invest in Money Market Funds

Money market funds may be appropriate if you:

o    want regular income

o    are investing for a short-term objective

o    want an investment that seeks to maintain a stable net asset value

o want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

--------------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

o    the value of fund shares will fluctuate

o    you could lose money

o    you cannot be certain that a fund will achieve its investment objective
--------------------------------------------------------------------------------

MONEY MARKET FUNDS
ABN AMRO  INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in high quality money market instruments and repurchase agreements involving these instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities. The portfolio manager may also invest in U.S.
dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

o monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

o    selects securities that:

     o    are denominated in U.S. dollars

     o    have high credit quality and minimal credit risk

     o    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to change in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MONEY MARKET FUNDS
ABN AMRO  INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

                                      2000

* For 2000, the performance figure is that of a predecessor fund, ABN AMRO Institutional Prime Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report AveragesTM/Total Taxable Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)


                                 ABN
                         Institutional Prime      Money Fund Report
                          Money Market Fund            Averages
                         -------------------      -----------------
1 year:                                      %                        %

Since Inception:1                            %                        %

1 Fund's inception: December 28, 1999. [Money Fund Report Averages inception computed from ________.]

MONEY MARKET FUNDS
ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

     o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

     o monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

          o    selects securities that:

          o    are denominated in U.S. dollars

          o    have high credit quality and minimal credit risk

          o    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS
ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Fund commenced operations on ______ __, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report.

MONEY MARKET FUNDS
ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments [and shares of money market funds that invest in U.S. Treasury obligations.] The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

     o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

     o monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

     o    selects securities that:

          o    are denominated in U.S. dollars

          o    have high credit quality and minimal credit risk

          o    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Fund commenced operations on ______ __, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report.

FUND EXPENSES
--------------------------------------------------------------------------------

CLASS Y SHARES

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with the Fund, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.

                                                                                             TOTAL                     NET
                            FUND                                MANAGEMENT       OTHER      EXPENSE      FEE         EXPENSE
                                                                   FEES         EXPENSES     RATIO     WAIVERS        RATIO
                                                                ----------      --------    -------    -------       -------
ABN AMRO Institutional Prime Money Market Fund                      0.10%
ABN AMRO Institutional Government Money Market Fund                 0.10%
ABN AMRO Institutional Treasury Money Market Fund                   0.10%


[(1) The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses incurred during the fiscal year ended December 31, 2000. The Adviser is contractually obligated to reimburse expenses for one year at the rates shown in the table.

(2) The above table reflects a continuation of the Adviser's voluntary undertaking to waive management fees and/or reimburse expenses exceeding the limit shown. The ratio shown above reflects the expenses incurred during the fiscal year ended December 31, 2000.]


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


                              FUND                                      1 YEAR             3 YEARS          5 YEARS       10 YEARS
                                                                        ------             -------          -------       --------
ABN AMRO Institutional Prime Money Market Fund
ABN AMRO Institutional Government Money Market Fund
ABN AMRO Institutional Treasury Money Market Fund

INVESTMENT TERMS
--------------------------------------------------------------------------------

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

SHAREHOLDER SERVICE FEE:

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee does not extend to the market prices for such securities, which can fluctuate.

MORE ABOUT ABN AMRO FUNDS
--------------------------------------------------------------------------------

RISK SUMMARY
--------------------------------------------------------------------------------

The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                           1      2     3     4      5      6
                                                          ---    ---   ---   ---    ---    ---

ABN AMRO Institutional Prime Money Market Fund             x      x     x     x             x
ABN AMRO Institutional Government Money Market Fund        x            x     x             x
ABN AMRO Institutional Treasury Money Market Fund          x            x     x

List of Column Headings:
------------------------

1.   Credit

2.   Foreign Securities

3.   Interest Rate

4.   Manager

5.   Municipal Securities

6.   US Governmental Agency Securities

--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

In addition to the primary investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES

To the extent permitted by the 1940 Act, the Funds may invest in securities issued by other investment companies. Generally, Funds invest in other investment companies in connection with the management of its daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

                                                                                 1     2     3     4     5     6     7
                                                                                ---  ----   ---   ---  -----  ---  ----
ABN AMRO Institutional Prime Money Market Fund                                   x    xp     x          xp     x    xp
ABN AMRO Institutional Government Money Market Fund                              x    xp                xp          xp
ABN AMRO Institutional Treasury Money Market Fund                                x    xp                xp          xp

P = components of a fund's primary investment strategy

List of Column Headings:
-----------------------

1.   Commercial Paper

2.   Fixed Income Securities

3.   Foreign Securities

4.   Investment Companies

5.   Repurchase Agreements

6.   Rule 144A Securities

7.   U.S. Government Securities

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISER
--------------------------------------------------------------------------------

The Adviser provides management services to the Funds. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to each Fund. As of December 31, 2000, ABN AMRO Asset Management managed approximately _____ billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.

Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave is Senior Vice President of the Adviser and earned her B.S. in Business Administration from Boston University.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of a Fund is calculated once a day, at 5 p.m., Eastern time (ET), on each business day, excluding major holidays. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund accepts the order. The Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Orders in proper form placed prior to 5:00 p.m., ET and for which payments are received in or converted into Federal Funds by 6:00 p.m., ET and orders which are confirmed by telephonic confirmation, will become effective at the price determined at 5:00 p.m., ET on that day. The shares purchased will receive the dividend declared on that day.

MINIMUM INVESTMENT
--------------------------------------------------------------------------------

The minimum initial investment in Class Y are $5,000,000. There is no minimum subsequent investment amount. In addition, there is no minimum initial or subsequent investment minimum for affiliates of the Adviser. A Fund may waive or lower purchase minimums in other circumstances including:

o for Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or

o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

SELLING SHARES
--------------------------------------------------------------------------------

Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent accepts the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.

Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES
--------------------------------------------------------------------------------

The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application. The Funds have the right to:

o    change or waive the minimum investment amounts

o refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations

o change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)

o delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

o    suspend redemptions as permitted by law (e.g., emergency situations)

Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

INVESTOR SERVICES
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

An investor may exchange Class Y shares of any Fund for Class Y shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

ACCOUNT STATEMENTS
--------------------------------------------------------------------------------

Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

--------------------------------------------------------------------------------

SHAREHOLDER MAILINGS
--------------------------------------------------------------------------------

To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 1 888 838-5132.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS
--------------------------------------------------------------------------------

TO ESTABLISH AN ACCOUNT

Please call an Institutional Fund Representative at 1 888 838 5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:

-    ABA #011001234
     fund name and DDA#
     Boston, Massachusetts

     -   ABN AMRO Institutional Prime Money Market Fund
         DDA #24-4481

     -   ABN AMRO Institutional Government Money Market Fund
         DDA #24-4481

     -   ABN AMRO Institutional Treasury Money Market Fund
         DDA #24-4481

o    the Institutional Service Share class

o    your Social Security or tax ID number

o    account registration

o    dealer number, if applicable

o    account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES

Please call an Institutional Fund Representative at 1 888 838 5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:

o    ABA #011001234
     fund name and DDA#
     Boston, Massachusetts

     -   ABN AMRO Institutional Prime Money Market Fund
         DDA 24-4481

     -   ABN AMRO Institutional Government Money Market Fund
         DDA 24-4481

     -   ABN AMRO Institutional Treasury Money Market Fund
         DDA 24-4481

o    the Institutional Share class

o    your Social Security or tax ID number

o    account registration

o    dealer number, if applicable

TO SELL SHARES

Please call an Institutional Fund Representative at 1 888 838 5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights tables are to help you understand the Fund's financial performance. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). For the Fund for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND had not yet commenced operations as of December 31, 2000.



ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                           Year
                                                                          Ended
                                                                         12/31/00
                                                                         --------

Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess of net investment income
     Distributions from net realized gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover

GENERAL INFORMATION
--------------------------------------------------------------------------------

If you wish to know more about the Fund, you will find additional information in the following documents.

SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The SAI, which is incorporated in this prospectus by reference and dated May __, 2001, is available to you without charge. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS
--------------------------------------------------------------------------------

CONTACTING ABN AMRO FUNDS

You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

Address:      ABN AMRO Funds
              P.O. Box 5164
              Westborough, MA 01581

Phone:        Shareholder Services          888-838-5132

Web site:     www.abnamrofundsusa.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

      [LOGO]                          ABN AMRO FUNDS


                                                          CLASS YS SHARES

PROSPECTUS
--------------------------------------------------------------------------------

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
                 ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND

                              ---------------------
                                   MAY 4, 2001
                              ---------------------


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

      [LOGO]                      ABN AMRO FUNDS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                            Page
                                                                                            ----

CATEGORIES OF ABN AMRO FUNDS..............................................................
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and Risks
     MONEY MARKET FUNDS
     ABN AMRO Institutional Prime Money Market Fund.......................................
     ABN AMRO Institutional Government Money Market Fund..................................
     ABN AMRO Institutional Treasury Money Market Fund....................................
     FUND EXPENSES........................................................................
INVESTMENT TERMS..........................................................................
MORE ABOUT ABN AMRO FUNDS.................................................................
     RISK SUMMARY.........................................................................
     OTHER INVESTMENT STRATEGIES..........................................................
MANAGEMENT OF THE FUND....................................................................
     THE ADVISER..........................................................................
SHAREHOLDER INFORMATION...................................................................
     PURCHASING SHARES....................................................................
     MINIMUM INVESTMENT...................................................................
     SELLING SHARES.......................................................................
     GENERAL POLICIES.....................................................................
     SHAREHOLDER SERVICE FEE..............................................................
     DISTRIBUTION AND TAXES...............................................................
     INVESTOR SERVICES EXCHANGE PRIVILEGE.................................................
     ACCOUNT STATEMENTS...................................................................
     SHAREHOLDER MAILINGS.................................................................
     INSTRUCTIONS FOR ACCOUNT TRANSACTIONS................................................
FINANCIAL HIGHLIGHTS......................................................................
GENERAL INFORMATION.......................................................................  Back Cover

Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

-------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
-------------------------------------------------------------------------------

CATEGORIES OF ABN AMRO FUNDS
--------------------------------------------------------------------------------

ABN AMRO Funds is an open-end management investment company that consists of [30] separate diversified investment portfolios, including equity, balanced, fixed income and money market funds. Three of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.

EQUITY FUNDS
--------------------------------------------------------------------------------

Equity funds invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

Who may want to invest in Equity Funds

Equity funds may be appropriate if you:

o    have a long-term investment goal (five years or more)

o can accept higher short-term risk in return for higher long-term return potential

o    want to diversify your investments

Equity funds may not be appropriate if you want:

o    a stable share price

o    a short-term investment

o    regular income

BALANCED FUNDS
--------------------------------------------------------------------------------

Balanced funds invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

Who may want to invest in Balanced Funds

Balanced funds may be appropriate if you want:

o    capital appreciation and current income

o    a balanced diversified investment

FIXED INCOME FUNDS
--------------------------------------------------------------------------------

Fixed income funds invest in corporate and government bonds and other fixed income securities. These funds seek to provide regular income and the obligations are generally secured by the assets of the issuer.

Who may want to invest in Fixed Income Funds

Fixed income funds may be appropriate if you want:

o    regular income

o    less volatility than equity funds

o    portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.


MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Money market funds invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

Who may want to invest in Money Market Funds

Money market funds may be appropriate if you:

o    want regular income

o    are investing for a short-term objective

o    want an investment that seeks to maintain a stable net asset value

o want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

--------------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:

o    the value of fund shares will fluctuate

o    you could lose money

o    you cannot be certain that a fund will achieve its investment objective
--------------------------------------------------------------------------------

MONEY MARKET FUNDS
ABN AMRO  INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in high quality money market instruments and repurchase agreements involving these instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities. The portfolio manager may also invest in U.S.
dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

o monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

o    selects securities that:

     o    are denominated in U.S. dollars

     o    have high credit quality and minimal credit risk

     o    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to change in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MONEY MARKET FUNDS
ABN AMRO  INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN*

                                    BAR CHART

                                      2000

*For 2000, the performance figure is that of a predecessor fund, ABN AMRO Institutional Prime Money Market Fund.

Best quarter:                  %
                  ----     ----
Worst quarter:                 %
                  ----     ----

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the Money Fund Report AveragesTM/Total Taxable Average.

                           AVERAGE ANNUAL TOTAL RETURN
                    (For the periods ended December 31, 2000)

                                 ABN
                         Institutional Prime      Money Fund Report
                          Money Market Fund            Averages
                         -------------------      -----------------

1 year:                                      %                        %

Since Inception:1                            %                        %


1 Fund's inception: December 28, 1999. [Money Fund Report Averages inception computed from ________.]

MONEY MARKET FUNDS
ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

o monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

o    selects securities that:

     o    are denominated in U.S. dollars

     o    have high credit quality and minimal credit risk

     o    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

U.S. GOVERNMENT AGENCY SECURITIES: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

MONEY MARKET FUNDS
ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Fund commenced operations on ______ __, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report.

MONEY MARKET FUNDS
ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments [and shares of money market funds that invest in U.S. Treasury obligations.] The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

o structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

o monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

o    selects securities that:

     o    are denominated in U.S. dollars

     o    have high credit quality and minimal credit risk

     o    mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND
--------------------------------------------------------------------------------

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. A sharp rise in interest rates could cause a fund's share price to drop.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could change and affect a fund's share price.

MANAGER RISK: The performance of a fund is dependent upon a portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the market or its peers. Also, a fund could fail to meet its investment objective.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Fund commenced operations on ______ __, 2001 and does not have any significant performance history. Performance information will be included in the Fund's next annual or semi-annual report.

FUND EXPENSES
--------------------------------------------------------------------------------

CLASS YS SHARES
--------------------------------------------------------------------------------
As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with the Fund, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES

Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a fund's assets and are expressed as an expense ratio, which is a percentage of average net assets.


                                                                                                     TOTAL                   NET
                           FUND                              MANAGEMENT     OTHER    SHAREHOLDER    EXPENSE       FEE      EXPENSE
                                                                FEES       EXPENSES  SERVICE FEE     RATIO      WAIVERS     RATIO
                                                             ----------    --------  -----------    -------     -------    -------
ABN AMRO Institutional Prime Money Market Fund                      0.10%                   0.25%
ABN AMRO Institutional Government Money Market Fund                 0.10%                   0.25%
ABN AMRO Institutional Treasury Money Market Fund                   0.10%                   0.25%

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a fund's actual or future expenses and returns.


                              FUND                                      1 YEAR             3 YEARS          5 YEARS       10 YEARS
                                                                        ------             -------          -------       --------
ABN AMRO Institutional Prime Money Market Fund
ABN AMRO Institutional Government Money Market Fund
ABN AMRO Institutional Treasury Money Market Fund

INVESTMENT TERMS
--------------------------------------------------------------------------------

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.

FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).

INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.

ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.

MONEY FUND REPORT AVERAGES(TM)/TOTAL TAXABLE AVERAGE: An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.

MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value, which is the total market value of the fund's investment portfolio divided by the number of its shares outstanding. Most mutual funds continuously offer new shares to investors.

NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.

RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

SHAREHOLDER SERVICE FEE:

U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee does not extend to the market prices for such securities, which can fluctuate.

MORE ABOUT ABN AMRO FUNDS
--------------------------------------------------------------------------------

RISK SUMMARY
--------------------------------------------------------------------------------
The following chart compares the principal risks of investing in each ABN AMRO Fund.

                                                           1     2     3      4      5     6
                                                          ---   ---   ---    ---    ---   ---
ABN AMRO Institutional Prime Money Market Fund             x     x     x      x            x
ABN AMRO Institutional Government Money Market Fund        x           x      x            x
ABN AMRO Institutional Treasury Money Market Fund          x           x      x

List of Column Headings:
-----------------------
1.   Credit

2.   Foreign Securities

3.   Interest Rate

4.   Manager

5.   Municipal Securities

6.   US Governmental Agency Securities

--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

In addition to the primary investment strategies described in the summaries, there may be times when the Fund uses secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES

To the extent permitted by the 1940 Act, the Funds may invest in securities issued by other investment companies. Generally, Funds invest in other investment companies in connection with the management of its daily cash position. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the 1933 Act. Investing in Rule 144A securities may increase the illiquidity of a fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market for the process for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

                                                              1     2     3     4     5     6     7
                                                             ---  -----  ---   ---  -----  ---  -----

ABN AMRO Institutional Prime Money Market Fund                x    xp     x          xp     x    xp
ABN AMRO Institutional Government Money Market Fund           x    xp                xp          xp
ABN AMRO Institutional Treasury Money Market Fund             x    xp                xp          xp

P = components of a fund's primary investment strategy

List of Column Headings:
------------------------

1.   Commercial Paper

2.   Fixed Income Securities

3.   Foreign Securities

4.   Investment Companies

5.   Repurchase Agreements

6.   Rule 144A Securities

7.   U.S. Government Securities

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISER
--------------------------------------------------------------------------------

The Adviser provides management services to the Funds. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC is the Adviser to each Fund. As of December 31, 2000, ABN AMRO Asset Management managed approximately _____ billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 208 South LaSalle Street, 4th Floor, Chicago, IL 60604, is an indirect and wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Fund's Administrator.

Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave is Senior Vice President of the Adviser and earned her B.S. in Business Administration from Boston University.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING SHARES
--------------------------------------------------------------------------------

Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of a Fund is calculated once a day, at 5 p.m., Eastern time (ET), on each business day, excluding major holidays. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund accepts the order. The Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Orders in proper form placed prior to 5:00 p.m., ET and for which payments are received in or converted into Federal Funds by 6:00 p.m., ET and orders which are confirmed by telephonic confirmation, will become effective at the price determined at 5:00 p.m., ET on that day. The shares purchased will receive the dividend declared on that day.

MINIMUM INVESTMENT
--------------------------------------------------------------------------------

The minimum initial investment in Class YS are $5,000,000. There is no minimum subsequent investment amount. In addition, there is no minimum initial or subsequent investment minimum for affiliates of the Adviser. A Fund may waive or lower purchase minimums in other circumstances including:

     o for Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or

     o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

SELLING SHARES
--------------------------------------------------------------------------------

Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent accepts the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.

Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES
--------------------------------------------------------------------------------

The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application. The Funds have the right to:

o    change or waive the minimum investment amounts

o refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations

o change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)

o delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

o    suspend redemptions as permitted by law (e.g., emergency situations)

Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

SHAREHOLDER SERVICE FEE
--------------------------------------------------------------------------------

The Funds have adopted a shareholder servicing plan for the Class YS shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class YS shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

--------------------------------------------------------------------------------

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a professional about federal, state and local tax consequences.

INVESTOR SERVICES
EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

An investor may exchange Class YS shares of any Fund for Class YS shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

ACCOUNT STATEMENTS
--------------------------------------------------------------------------------

Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

SHAREHOLDER MAILINGS
--------------------------------------------------------------------------------

To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 1 888 838-5132.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS
--------------------------------------------------------------------------------

TO ESTABLISH AN ACCOUNT
Please call an Institutional Fund Representative at 1 888 838 5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:

o    ABA #011001234
     fund name and DDA#
     Boston, Massachusetts

     -   ABN AMRO Institutional Prime Money Market Fund
         DDA #24-4481

     -   ABN AMRO Institutional Government Money Market Fund
         DDA #24-4481

     -   ABN AMRO Institutional Treasury Money Market Fund
         DDA #24-4481

o    the Institutional Service Share class

o    your Social Security or tax ID number

o    account registration

o    dealer number, if applicable

o    account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES
Please call an Institutional Fund Representative at 1 888 838 5132 before wiring funds.

By Wire - Transmit your investment to Boston Safe Deposit and Trust with these instructions:

o    ABA #011001234
     fund name and DDA#
     Boston, Massachusetts

     -   ABN AMRO Institutional Prime Money Market Fund
         DDA 24-4481

     -   ABN AMRO Institutional Government Money Market Fund
         DDA 24-4481

     -   ABN AMRO Institutional Treasury Money Market Fund
         DDA 24-4481

o    the Institutional Share class

o    your Social Security or tax ID number

o    account registration

o    dealer number, if applicable

TO SELL SHARES

Please call an Institutional Fund Representative at 1 888 838 5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights tables are to help you understand the Fund's financial performance. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). For the Fund for the fiscal year ended December 31, 2000, this information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND have not yet commenced operations as of December 31, 2000.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                           Year
                                                                          Ended
                                                                         12/31/00
                                                                         --------
Net Asset Value, Beginning of Period
     Income from Investment Operations
     Net investment income (loss)
     Net realized and unrealized gain on investments
     Total from investment operations
     Less Distributions
     Distributions from and in excess
     of net investment income
     Distributions from net realized
     gain on investments
     Total Distributions
Net increase in net asset value
Net Asset Value, End of Period

Total Return

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in 000's)
Ratio of expenses to average net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Ratio of net investment income to average of net assets:
     Before reimbursement of expenses by Adviser
     After reimbursement of expenses by Adviser
Portfolio Turnover

GENERAL INFORMATION
--------------------------------------------------------------------------------

If you wish to know more about the Fund, you will find additional information in the following documents.

SHAREHOLDER REPORTS
--------------------------------------------------------------------------------

You will receive semi-annual reports dated April 30 and annual reports, audited by independent accountants, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The SAI, which is incorporated in this prospectus by reference and dated May __, 2001, is available to you without charge. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS
--------------------------------------------------------------------------------
CONTACTING ABN AMRO FUNDS

You can get free copies of the reports and SAI, request other information and discuss your questions about the Fund by contacting:

Address:      ABN AMRO Funds
              P.O. Box 5164
              Westborough, MA 01581

Phone:        Shareholder Services          888-838-5132

Web site:     www.abnamrofundsusa.com

OBTAINING INFORMATION FROM THE SEC

You can visit the EDGAR Database on the SEC's web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

                                 ALLEGHANY FUNDS

                     CLASS N SHARES                                              CLASS I SHARES

        Alleghany/Montag & Caldwell Growth Fund                           Montag & Caldwell Growth Fund
      Alleghany/Chicago Trust Growth & Income Fund                Alleghany/Chicago Trust Growth & Income Fund
          Alleghany/TAMRO Large Cap Value Fund                  Alleghany/Blairlogie International Developed Fund
           Alleghany/Chicago Trust Talon Fund                      Alleghany/Blairlogie Emerging Markets Fund
        Alleghany/Veredus Aggressive Growth Fund                         Montag & Caldwell Balanced Fund
      Alleghany/Chicago Trust Small Cap Value Fund                      Alleghany/Chicago Trust Bond Fund
             Alleghany/TAMRO Small Cap Fund                            ABN AMRO TREASURY MONEY MARKET FUND
             Alleghany/Veredus SciTech Fund                           ABN AMRO GOVERNMENT MONEY MARKET FUND
   Alleghany/Blairlogie International Developed Fund                       ABN AMRO MONEY MARKET FUND
       Alleghany/Blairlogie Emerging Markets Fund                     ABN AMRO TAX-EXEMPT MONEY MARKET FUND
       Alleghany/Montag & Caldwell Balanced Fund
         Alleghany/Chicago Trust Balanced Fund                                   CLASS S SHARES
           Alleghany/Chicago Trust Bond Fund
      Alleghany/Chicago Trust Municipal Bond Fund                      ABN AMRO TREASURY MONEY MARKET FUND
       Alleghany/Chicago Trust Money Market FUND                      ABN AMRO GOVERNMENT MONEY MARKET FUND
                  ABN AMRO GROWTH FUND                                      ABN AMRO MONEY MARKET FUND
                  ABN AMRO VALUE FUND                                ABN AMRO TAX-EXEMPT MONEY MARKET FUND
                ABN AMRO SMALL CAP FUND
           ABN AMRO INTERNATIONAL EQUITY FUND                                    CLASS Y SHARES
               ABN AMRO ASIAN TIGERS FUND                                       CLASS YS SHARES
           ABN AMRO LATIN AMERICA EQUITY FUND
               ABN AMRO REAL ESTATE FUND                           ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
           ABN AMRO EUROPE EQUITY GROWTH Fund                   ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                                                                 ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND


                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2001
                             AS AMENDED MAY 4, 2001

         This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the fifteen investment portfolios of Alleghany Funds (the "TRUST").

         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with [the Class N Shares Prospectus, the Class I Shares Prospectus, THE S CLASS PROSPECTUS AND THE Y AND YS CLASS PROSPECTUS], EACH DATED MAY 4, 2001. No investment in any of the Funds should be made without first reading the appropriate Prospectus. You may obtain a Prospectus at no charge by contacting the TRUST at ALLEGHANY FUNDS, P.O. BOX 5164, WESTBOROUGH, MA 01581 OR 800 992-8151.

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
THE FUNDS

INVESTMENT POLICIES AND RISK CONSIDERATIONS

INVESTMENT RESTRICTIONS
NON-FUNDAMENTAL INVESTMENT POLICIES
TRUSTEES AND OFFICERS
PRINCIPAL HOLDERS OF SECURITIES

INVESTMENT ADVISORY AND OTHER SERVICES

     Investment Advisory Agreements
     The Administrator and Sub-Administrator
     Distribution Plan

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

NET ASSET VALUE
DIVIDENDS
TAXES
PERFORMANCE INFORMATION
OTHER INFORMATION
FINANCIAL STATEMENTS

APPENDIX A                                                                      A-1








         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the TRUST or its distributor. The Prospectus does not constitute an offering by the TRUST or the distributor in any jurisdiction in which such offering may not lawfully be made.

                                    THE FUNDS

         [Alleghany] Funds, 171 North Clark Street, Chicago, Illinois 60601-3294, is a no-load, open-end management investment TRUST which currently offers [30] diversified series of shares of beneficial interest representing separate portfolios of investments:. THE TRUST was established as a Delaware business trust on September 10, 1993.

[DATES FOR ABN AMRO FUNDS, AS THAT TRUST BEGAN IN SEPTEMBER 1992?]

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in EACH Prospectus concerning the investment policies and risks of investing in the Funds. Except as otherwise stated below or in EACH Prospectus, all Funds may invest in the portfolio investments included in this section.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933, as amended (the "1933 Act") (INCLUDING FOREIGN ISSUERS) to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the TRUST'S Board of Trustees.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a TRUST'S capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same TRUST, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a TRUST'S capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

         All Funds may invest in money market instruments, including bank obligations and commercial paper. Money market instruments in which the Funds may invest include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by Alleghany/Chicago Trust Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.


VARIABLE AMOUNT MASTER DEMAND NOTES

         VARIABLE AMOUNT MASTER DEMAND NOTES MAY OR MAY NOT BE BACKED BY BANK LETTERS OF CREDIT. THESE NOTES PERMIT THE INVESTMENT OF FLUCTUATING AMOUNTS AT VARYING MARKET RATES OF INTEREST PURSUANT TO DIRECT ARRANGEMENTS BETWEEN THE TRUST, AS LENDER, AND THE BORROWER. SUCH NOTES PROVIDE THAT THE INTEREST RATE ON THE AMOUNT OUTSTANDING VARIES ON A DAILY, WEEKLY OR MONTHLY BASIS DEPENDING UPON A STATED SHORT-TERM INTEREST RATE INDEX. BOTH THE LENDER AND THE BORROWER HAVE THE RIGHT TO REDUCE THE AMOUNT OF OUTSTANDING INDEBTEDNESS AT ANY TIME. THERE IS NO SECONDARY MARKET FOR THE NOTES. IT IS NOT GENERALLY CONTEMPLATED THAT SUCH INSTRUMENTS WILL BE TRADED.


VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS

         With respect to the variable- and floating-rate instruments that may be acquired by Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund or Alleghany/Chicago Trust Municipal Bond Fund, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.


DEMAND FEATURES AND GUARANTEES

         A DEMAND FEATURE PERMITS THE HOLDER OF A SECURITY TO DEMAND PAYMENT BEFORE MATURITY. SUBJECT TO CERTAIN REQUIREMENTS, A FUND MAY RELY ON THE DEMAND FEATURE TO SHORTEN THE MATURITY OF THE UNDERLYING SECURITY FOR PURPOSES OF COMPLIANCE WITH RULE 2A-7 UNDER THE 1940 ACT. A DEMAND FEATURE CAN ALSO PROVIDE UNCONDITIONAL OR CONDITIONAL CREDIT SUPPORT, AND LIQUIDITY. IN SOME CASES, A PREMIUM MAY BE PAID FOR A DEMAND FEATURE, WHICH MAY REDUCE THE YIELD OTHERWISE PAYABLE ON THE UNDERLYING SECURITY. THE RIGHT TO OBTAIN PAYMENT FROM THE PROVIDER OF A DEMAND FEATURE DEPENDS ON THE PROVIDER'S ABILITY TO PAY.

         A GUARANTEE IS AN UNCONDITIONAL OBLIGATION OF A PERSON OTHER THAN THE ISSUER OF THE SECURITY TO UNDERTAKE TO PAY CERTAIN AMOUNTS OWED TO THE HOLDER OF THE SECURITY. A GUARANTEE INCLUDES A LETTER OF CREDIT AND FINANCIAL GUARANTY
(BOND) INSURANCE. THE RIGHT TO OBTAIN PAYMENT FROM A GUARANTOR DEPENDS ON THE GUARANTOR'S ABILITY TO PAY.

         GENERALLY, A FUND MAY ACQUIRE ONLY THOSE DEMAND FEATURES OR GUARANTEES THAT PRESENT MINIMAL CREDIT RISKS AND THAT ARE "ELIGIBLE SECURITIES" (SEE RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS FOR MORE INFORMATION). FOR PURPOSES OF DETERMINING THE MATURITY OF A SECURITY SUBJECT OF A DEMAND FEATURE OR GUARANTEE, A FUND MAY CONSIDER THE FIRST DATE ON WHICH IT HAS THE RIGHT TO OBTAIN PAYMENT, ALTHOUGH THE FINAL MATURITY OF THE UNDERLYING SECURITY IS LATER THAN THAT DATE.

LOAN PARTICIPATIONS

         All Funds may engage in loan participations ("LPs"). LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a TRUST with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the TRUST'S name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

BANKERS' ACCEPTANCES, FOREIGN BANKERS' ACCEPTANCES AND YANKEE BANKERS'
ACCEPTANCES

         All Funds may purchase foreign bankers' acceptances, although THE Money Market FUNDS' purchases are limited by the quality standards of Rule 2a-7 under the Investment TRUST Act of 1940 (the "1940 Act"). BANKERS' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting bank at maturity for full face value. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer AND GENERALLY ARE AND DENOMINATED IN U.S. DOLLARS. YANKEE BANKERS' ACCEPTANCES ("YANKEE BAS") WHICH ARE U.S. DOLLAR DENOMINATED BANKERS' ACCEPTANCES ISSUED BY A U.S. BRANCH OF A FOREIGN BANK AND HELD IN THE UNITED STATES. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

COMMERCIAL PAPER AND FOREIGN COMMERCIAL PAPER

         All Funds may purchase commercial paper, although THE Money Market FUNDS' purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. COMMERCIAL PAPER CONSISTS OF UNSECURED SHORT-TERM PROMISSORY NOTES ISSUED BY BANKS, MUNICIPALITIES, CORPORATIONS AND OTHER ENTITIES. MATURITIES ON THESE ISSUES VARY FROM A FEW DAYS TO 270 DAYS. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, Standard & Poor's ("S&P")) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

BANK INVESTMENT CONTRACTS ("BICS")

BICS ARE CONTRACTS ISSUED BY U.S. BANKS AND SAVINGS AND LOAN INSTITUTIONS. PURSUANT TO SUCH CONTRACTS, A FUND MAKES CASH CONTRIBUTIONS TO A DEPOSIT FUND OF THE GENERAL ACCOUNT OF THE BANK OR SAVINGS AND LOAN INSTITUTION. THE BANK OR SAVINGS AND LOAN INSTITUTION THEN CREDITS TO THE FUND ON A MONTHLY BASIS GUARANTEED INTEREST AT EITHER A FIXED, VARIABLE OR FLOATING RATE. GENERALLY, BICS ARE ISSUING BANK OR SAVINGS AND LOAN INSTITUTION. FOR THIS REASON, BICS ARE CONSIDERED TO BE ILLIQUID INVESTMENTS.

BRADY BONDS

         BRADY BONDS ARE A PARTICULAR TYPE OF DEBT OBLIGATION CREATED THROUGH THE EXCHANGE OF EXISTING COMMERCIAL BANK LOANS TO FOREIGN ENTITIES FOR NEW OBLIGATIONS IN CONNECTION WITH DEBT RESTRUCTURING. AROUND 1990, THE MEXICAN EXTERNAL DEBT MARKETS EXPERIENCED SIGNIFICANT CHANGES WITH THE COMPLETION OF THE "BRADY PLAN" RESTRUCTURINGS IN THOSE MARKETS. BRADY BONDS ARE ISSUED BY GOVERNMENTS THAT MAY HAVE PREVIOUSLY DEFAULTED ON THE LOANS BEING RESTRUCTURED BY THE BRADY BONDS, AND ARE SUBJECT TO THE RISK OF DEFAULT BY THE ISSUER. THEY MAY BE FULLY OR PARTIALLY COLLATERALIZED OR UNCOLLATERALIZED AND ISSUED IN VARIOUS CURRENCIES (ALTHOUGH MOST ARE U.S. DOLLAR DENOMINATED). THEY ARE ACTIVELY TRADED IN THE OVER-THE-COUNTER SECONDARY MARKET. U.S. DOLLAR-DENOMINATED COLLATERALIZED BRADY BONDS ARE GENERALLY COLLATERALIZED IN FULL AS TO PRINCIPAL DUE AT MATURITY BY U.S. TREASURY ZERO COUPON OBLIGATIONS WITH THE SAME MATURITY. INTEREST PAYMENTS ON THESE BRADY BONDS MAY BE COLLATERALIZED BY CASH OR SECURITIES IN AN AMOUNT THAT IS TYPICALLY EQUAL TO BETWEEN 12 AND 18 MONTHS OF INTEREST PAYMENTS. PAYMENT OF INTEREST AND (EXCEPT IN THE CASE OF PRINCIPAL-COLLATERALIZED BRADY BONDS) PRINCIPAL ON BRADY BONDS WITH NO OR LIMITED COLLATERAL DEPENDS ON THE WILLINGNESS AND ABILITY OF THE FOREIGN GOVERNMENT TO MAKE PAYMENT. IN THE EVENT OF A DEFAULT ON COLLATERALIZED BRADY BONDS FOR WHICH OBLIGATIONS ARE ACCELERATED, THE COLLATERAL FOR THE PAYMENT OF PRINCIPAL WILL NOT BE DISTRIBUTED TO INVESTORS, NOR WILL SUCH OBLIGATIONS BE SOLD AND THE PROCEEDS DISTRIBUTED. THE COLLATERAL WILL BE HELD BY THE COLLATERAL AGENT TO THE SCHEDULED MATURITY OF THE DEFAULTED BRADY BONDS, WHICH WILL CONTINUE TO BE OUTSTANDING, AT WHICH TIME THE FACE AMOUNT OF THE COLLATERAL WILL EQUAL THE PRINCIPAL PAYMENTS WHICH WOULD HAVE THEN BEEN DUE ON THE BRADY BONDS IN THE NORMAL COURSE. THE RESTRUCTURINGS PROVIDED FOR THE EXCHANGE OF LOANS AND CASH FOR NEWLY ISSUED BONDS, BRADY BONDS. BRADY BONDS GENERALLY FALL INTO TWO CATEGORIES: COLLATERIZED BRADY BONDS AND BEARER BRADY BONDS. U.S. DOLLAR-DENOMINATED COLLATERIZED BONDS, WHICH MAY BE FIXED PAR BONDS OR FLOATING RATE DISCOUNT BONDS, ARE COLLATERIZED IN FULL AS TO PRINCIPAL BY U.S. TREASURY ZERO COUPON BONDS HAVING THE SAME MATURITY. AT LEAST ONE YEAR OF ROLLING INTEREST PAYMENTS ARE COLLATERIZED BY CASH OR OTHER INVESTMENTS.

CERTIFICATES OF DEPOSIT ("CDS")

         CERTIFICATES OF DEPOSIT ARE INTEREST-BEARING INSTRUMENTS WITH A SPECIFIC STATED MATURITY. THEY ARE ISSUED BY BANKS AND SAVINGS AND LOANS IN EXCHANGE FOR THE DEPOSIT OF FUNDS AND NORMALLY CAN BE TRADED IN THE SECONDARY MARKET PRIOR TO MATURITY. CERTIFICATES OF DEPOSIT WITH PENALTIES FOR EARLY WITHDRAWAL ARE CONSIDERED TO BE ILLIQUID.

EURODOLLAR CERTIFICATES OF DEPOSIT AND EURODOLLAR TIME DEPOSITS

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London. A EURODOLLAR TIME DEPOSIT ("ETD") IS A U.S. DOLLAR-DENOMINATED DEPOSIT IN A U.S. BANK OR FOREIGN BANK.

YANKEE CERTIFICATES OF DEPOSIT

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches THAT are located in the United States, typically in New York. These CDs are treated as domestic securities.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

         INVESTMENTS BY EACH MONEY MARKET FUND ARE SUBJECT TO LIMITATIONS IMPOSED UNDER RULES ADOPTED BY THE SEC. UNDER SEC RULES, MONEY MARKET FUNDS MAY ACQUIRE ONLY OBLIGATIONS THAT PRESENT MINIMAL CREDIT RISKS AND THAT ARE "ELIGIBLE SECURITIES," WHICH GENERALLY MEANS THEY ARE RATED, AT THE TIME OF INVESTMENT, BY AT LEAST TWO NRSROS (ONE IF THERE IS ONLY ONE ORGANIZATION RATING SUCH OBLIGATION) IN ONE OF THE TWO HIGHEST

SHORT-TERM RATING CATEGORIES OR, IF UNRATED, DETERMINED TO BE OF COMPARABLE QUALITY. FIRST TIER SECURITIES ARE SECURITIES THAT ARE RATED BY AT LEAST TWO NRSROS (ONE IF IT IS THE ONLY ORGANIZATION RATING SUCH SECURITIES) OR AN UNRATED SECURITY DETERMINED TO BE OF COMPARABLE QUALITY. SECOND TIER SECURITIES ARE ELIGIBLE SECURITIES THAT DO NOT QUALIFY AS FIRST TIER SECURITIES. THE ADVISOR WILL DETERMINE THAT AN OBLIGATION PRESENTS MINIMAL CREDIT RISKS OR THAT UNRATED INSTRUMENTS ARE OF COMPARABLE QUALITY IN ACCORDANCE WITH GUIDELINES ESTABLISHED BY THE TRUSTEES.

GUARANTEED INVESTMENT CONTRACTS ("GICS")

         GICS ARE CONTRACTS ISSUED BY U.S. INSURANCE COMPANIES. PURSUANT TO SUCH CONTRACTS, A FUND MAKES CASH CONTRIBUTIONS TO A DEPOSIT FUND OF THE INSURANCE TRUST'S GENERAL ACCOUNT. THE INSURANCE TRUST THEN CREDITS TO THE FUND, USUALLY ON A MONTHLY BASIS, GUARANTEED INTEREST AT EITHER A FIXED, VARIABLE OR FLOATING RATE. GENERALLY, GICS ARE NOT ASSIGNABLE OR TRANSFERABLE WITHOUT THE PERMISSION OF THE ISSUING INSURANCE COMPANIES. FOR THIS REASON, GICS ARE CONSIDERED TO BE ILLIQUID.

U.S. GOVERNMENT AGENCY OBLIGATIONS

         OBLIGATIONS ISSUED OR GUARANTEED BY AGENCIES OF THE U.S. GOVERNMENT, INCLUDING, AMONG OTHERS, THE FEDERAL FARM CREDIT BANK, THE FEDERAL HOUSING ADMINISTRATION AND THE SMALL BUSINESS ADMINISTRATION, AND OBLIGATIONS ISSUED OR GUARANTEED BY INSTRUMENTALITIES OF THE U.S. GOVERNMENT, INCLUDING, AMONG OTHERS, THE FEDERAL HOME LOAN MORTGAGE CORPORATION, THE FEDERAL LAND BANKS AND THE U.S. POSTAL SERVICE. SOME OF THESE SECURITIES ARE SUPPORTED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY (E.G., GNMA SECURITIES), OTHERS ARE SUPPORTED BY THE RIGHT OF THE ISSUER TO BORROW FROM THE TREASURY (E.G., FEDERAL FARM CREDIT BANK SECURITIES), WHILE STILL OTHERS ARE SUPPORTED ONLY BY THE CREDIT OF THE INSTRUMENTALITY (E.G., FANNIE MAE SECURITIES). GUARANTEES OF PRINCIPAL BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT MAY BE A GUARANTEE OF PAYMENT AT THE MATURITY OF THE OBLIGATION SO THAT IN THE EVENT OF A DEFAULT PRIOR TO MATURITY THERE MIGHT NOT BE A MARKET AND THUS NO MEANS OF REALIZING ON THE OBLIGATION PRIOR TO MATURITY. GUARANTEES AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST DO NOT EXTEND TO THE VALUE OR YIELD OF THESE SECURITIES NOR TO THE VALUE OF THE FUND'S SHARES.

U.S. TREASURY OBLIGATIONS

         U.S. TREASURY OBLIGATIONS CONSIST OF BILLS, NOTES AND BONDS ISSUED BY THE U.S. TREASURY, AS WELL AS SEPARATELY TRADED INTEREST AND PRINCIPAL COMPONENT PARTS OF SUCH OBLIGATIONS, KNOWN AS "SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES" ("STRIPS"), THAT ARE TRANSFERABLE THROUGH THE FEDERAL BOOK-ENTRY SYSTEM.

UNIT INVESTMENT TRUSTS

         A UNIT INVESTMENT TRUST ("UIT") IS A TYPE OF INVESTMENT COMPANY. INVESTMENTS IN UITS ARE SUBJECT TO REGULATIONS LIMITING A FUND'S ACQUISITION OF INVESTMENT COMPANY SECURITIES. STANDARD AND POOR'S DEPOSITARY RECEIPTS ("SPDRS"), DIAMONDS, MDYS AND SIMILAR INVESTMENTS ARE INTERESTS IN UITS THAT MAY BE OBTAINED DIRECTLY FROM THE UIT OR PURCHASED IN THE SECONDARY MARKET. SPDRS CONSIST OF A PORTFOLIO OF SECURITIES SUBSTANTIALLY SIMILAR TO THE COMPONENT SECURITIES OF THE STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX. DIAMONDS AND MDYS CONSIST OF A PORTFOLIO OF SECURITIES SUBSTANTIALLY SIMILAR TO THE COMPONENT SECURITIES OF THE DOW JONES INDUSTRIAL AVERAGE AND OF THE STANDARD AND POOR'S MIDCAP 400 INDEX, RESPECTIVELY.

         THE PRICE OF A UIT INTEREST IS DERIVED AND BASED UPON THE SECURITIES HELD BY THE UIT. ACCORDINGLY, THE LEVEL OF RISK INVOLVED IN THE PURCHASE OR SALE OF A UIT INTEREST IS SIMILAR TO THE RISK INVOLVED IN THE PURCHASE OR SALE OF TRADITIONAL COMMON STOCK, WITH THE EXCEPTION THAT THE PRICING MECHANISM FOR UITS IS BASED ON A BASKET OF STOCKS. DISRUPTIONS IN THE MARKETS FOR THE SECURITIES UNDERLYING UITS PURCHASED OR SOLD BY A FUND COULD RESULT IN LOSSES ON UITS. TRADING IN UITS INVOLVES RISKS SIMILAR TO THOSE RISKS, DESCRIBED BELOW UNDER "DERIVATIVE INSTRUMENTS", INVOLVED IN THE WRITING OF OPTIONS ON SECURITIES.

         INTERESTS IN UITS ARE NOT INDIVIDUALLY REDEEMABLE, EXCEPT UPON TERMINATION OF THE UIT. TO REDEEM, A FUND MUST ACCUMULATE A CERTAIN AMOUNT OF UIT INTERESTS. THE LIQUIDITY OF SMALL HOLDINGS OF UITS, THEREFORE, DEPENDS UPON THE EXISTENCE OF A SECONDARY MARKET. UPON REDEMPTION OF A UIT INTEREST, A FUND RECEIVES SECURITIES AND CASH IDENTICAL TO THE DEPOSIT REQUIRED OF AN INVESTOR WISHING TO PURCHASE A UIT INTEREST THAT DAY.

REPURCHASE AGREEMENTS

         All Funds may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Under the 1940 Act, repurchase agreements are considered to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Alleghany/Chicago Trust Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

REVERSE REPURCHASE AGREEMENTS


         [All] Funds may enter into reverse repurchase agreements with banks and broker dealers. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.


BORROWING

         The Funds may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. The Funds may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

ILLIQUID SECURITIES


         All Funds may invest up to 15% (10% for ALL Money Market FUNDS) of their respective net assets in securities which are illiquid. ILLIQUID SECURITIES ARE SECURITIES THAT CANNOT BE DISPOSED OF WITHIN 7 DAYS AT APPROXIMATELY THE PRICE AT WHICH THEY ARE BEING CARRIED ON A FUND'S BOOKS. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act.


RULE 144A SECURITIES


         [All] Funds may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Investment Adviser, under guidelines approved by the TRUST'S Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


SECURITIES LENDING


         [All] Funds may seek additional income at times by lending their respective portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) a Fund may call the loan at any time with proper notice and receive the securities loaned, (3) a Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.


         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SECURITIES OF OTHER INVESTMENT COMPANIES


         [All] Funds may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment TRUST, each Fund would bear, along with other shareholders, its pro rata portion of the such investment TRUST'S expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


         Each Fund intends to limit its investments in securities issued by other investment companies prescribed by the 1940 Act so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment TRUST, (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group and
(iii) not more than 3% of the outstanding voting stock of any one investment TRUST will be owned by the Fund as a whole.

SHORT-TERM TRADING


         [All] Funds may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.


ZERO COUPON BONDS


         [All] Funds except Alleghany/Montag & Caldwell Growth Fund, Alleghany/TAMRO Large Cap Value Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/TAMRO Small Cap Fund and Alleghany/Chicago Trust Money Market Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.


         Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.

The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of the Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

LOWER-GRADE DEBT SECURITIES AND RELATED RISKS

         Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund may invest in securities with high yields and high risks. Alleghany/Chicago Trust Growth & Income Fund may invest up to 10% of assets in such securities. Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund may each invest up to 20% of their respective assets in such securities.

         Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P, frequently referred to as "junk bonds", are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share. There can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET -- The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

         SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of

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economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.


DERIVATIVE INSTRUMENTS


         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below are the types of derivative securities in which certain Funds are permitted to invest and their respective policies and risks.

OPTIONS AND RELATED RISKS


         All Funds except Alleghany/Chicago Trust Small Cap Value Fund and THE Money Market FUNDS may buy put and call options and write covered call and secured put options.


         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         These Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         PURCHASING CALL OPTIONS - Each of these Funds may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         COVERED CALL WRITING - Each of these Funds may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         PURCHASING PUT OPTIONS - Each of these Funds may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each of these Funds may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         WRITING PUT OPTIONS - Each of these Funds may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.


         FOREIGN CURRENCY OPTIONS - Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund [AND ABN AMRO_____ FUND(S)] may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.


FUTURES CONTRACTS AND RELATED RISKS


         [All] Funds except Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Veredus SciTech Fund and THE Money Market FUNDS may engage in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets, after taking into account unrealized profits and unrealized losses on any such contracts. At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.


         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will create a segregated account of cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC.

         The Funds may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the TRUST'S ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.


         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

STANDBY COMMITMENTS OR PUTS

         SECURITIES SUBJECT TO STANDBY COMMITMENTS OR PUTS PERMIT THE HOLDER THEREOF TO SELL THE SECURITIES AT A FIXED PRICE PRIOR TO MATURITY. SECURITIES SUBJECT TO A STANDBY COMMITMENT OR PUT MAY BE SOLD AT ANY TIME AT THE CURRENT MARKET PRICE. HOWEVER, UNLESS THE STANDBY COMMITMENT OR PUT WAS AN INTEGRAL PART OF THE SECURITY AS ORIGINALLY ISSUED, IT MAY NOT BE MARKETABLE OR ASSIGNABLE; THEREFORE, THE STANDBY COMMITMENT OR PUT WOULD ONLY HAVE VALUE TO THE FUND OWNING THE SECURITY TO WHICH IT RELATES. IN CERTAIN CASES, A PREMIUM MAY BE PAID FOR A STANDBY COMMITMENT OR PUT, WHICH PREMIUM HAS THE EFFECT OF REDUCING THE YIELD OTHERWISE PAYABLE ON THE UNDERLYING SECURITY.

         THE ADVISER OR SUB-ADVISER HAS THE AUTHORITY TO PURCHASE SECURITIES AT A PRICE WHICH WOULD RESULT IN A YIELD TO MATURITY LOWER THAN THAT GENERALLY OFFERED BY THE SELLER AT THE TIME OF PURCHASE WHEN THEY CAN SIMULTANEOUSLY ACQUIRE THE RIGHT TO SELL THE SECURITIES BACK TO THE SELLER, THE ISSUER, OR A THIRD PARTY (THE "WRITER") AT AN AGREED-UPON PRICE AT ANY TIME DURING A STATED PERIOD OR ON A CERTAIN DATE. SUCH A RIGHT IS GENERALLY CALLED A "STANDBY COMMITMENT" OR A "PUT." THE PURPOSE OF ENGAGING IN TRANSACTIONS INVOLVING PUTS IS TO MAINTAIN FLEXIBILITY AND LIQUIDITY TO PERMIT A FUND TO MEET REDEMPTIONS AND REMAIN AS FULLY INVESTED AS POSSIBLE IN MUNICIPAL SECURITIES. THE FUNDS RESERVE THE RIGHT TO ENGAGE IN PUT TRANSACTIONS. THE RIGHT TO PUT THE SECURITIES DEPENDS ON THE WRITER'S ABILITY TO PAY FOR THE SECURITIES AT THE TIME THE PUT IS EXERCISED. THE FUNDS WILL LIMIT THEIR PUT TRANSACTIONS TO INSTITUTIONS WHICH THE ADVISOR BELIEVES PRESENT MINIMAL CREDIT RISKS, AND THE ADVISOR WILL USE ITS BEST EFFORTS TO INITIALLY DETERMINE AND CONTINUE TO MONITOR THE FINANCIAL STRENGTH OF THE SELLERS OF THE OPTIONS BY EVALUATING THEIR FINANCIAL STATEMENTS AND SUCH OTHER INFORMATION AS IS AVAILABLE IN THE MARKETPLACE. IT MAY, HOWEVER, BE DIFFICULT TO MONITOR THE FINANCIAL STRENGTH OF THE WRITERS BECAUSE ADEQUATE CURRENT FINANCIAL INFORMATION MAY NOT BE AVAILABLE. IN THE EVENT THAT ANY WRITER IS UNABLE TO HONOR A PUT FOR FINANCIAL REASONS, THE FUND WOULD BE GENERAL CREDITOR (I.E., ON A PARITY WITH ALL OTHER UNSECURED CREDITORS) OF THE WRITER. FURTHERMORE, PARTICULAR PROVISIONS OF THE CONTRACT BETWEEN THE FUND AND THE WRITER MAY EXCUSE THE WRITER FROM REPURCHASING THE SECURITIES; FOR EXAMPLE, A CHANGE IN THE PUBLISHED RATING OF THE UNDERLYING MUNICIPAL SECURITIES OR ANY SIMILAR EVENT THAT HAS AN ADVERSE EFFECT ON THE ISSUER'S CREDIT OR A PROVISION IN THE CONTRACT THAT THE PUT WILL NOT BE EXERCISED EXCEPT IN CERTAIN SPECIAL CASES, FOR EXAMPLE, TO MAINTAIN PORTFOLIO LIQUIDITY. THE FUND COULD, HOWEVER, AT ANY TIME SELL THE UNDERLYING PORTFOLIO SECURITY IN THE OPEN MARKET OR WAIT UNTIL THE PORTFOLIO SECURITY MATURES, AT WHICH TIME IT SHOULD REALIZE THE FULL PAR VALUE OF THE SECURITY.

         SECURITIES PURCHASED SUBJECT TO A PUT MAY BE SOLD TO THIRD PERSONS AT ANY TIME, EVEN THOUGH THE PUT IS OUTSTANDING, BUT THE PUT ITSELF, UNLESS IT IS AN INTEGRAL PART OF THE SECURITY AS ORIGINALLY ISSUED, MAY NOT BE MARKETABLE OR OTHERWISE ASSIGNABLE. THEREFORE, THE PUT WOULD HAVE VALUE ONLY TO THE FUND. SALE OF THE SECURITIES TO THIRD PARTIES OR LAPSE OF TIME WITH THE PUT UNEXERCISED MAY TERMINATE THE RIGHT TO PUT THE SECURITIES. PRIOR TO THE EXPIRATION OF ANY PUT OPTION, THE FUND COULD SEEK TO NEGOTIATE TERMS FOR THE EXTENSION OF SUCH AN OPTION. IF SUCH A RENEWAL CANNOT BE NEGOTIATED ON TERMS SATISFACTORY TO THE FUND, THE FUND COULD SELL THE PORTFOLIO SECURITY. THE MATURITY OF THE UNDERLYING SECURITY WILL GENERALLY BE DIFFERENT FROM THAT OF THE PUT. THERE WILL BE NO LIMIT TO THE PERCENTAGE OF PORTFOLIO SECURITIES THAT THE FUND MAY PURCHASE SUBJECT TO A PUT, BUT THE AMOUNT PAID DIRECTLY OR INDIRECTLY FOR PUTS WHICH ARE NOT INTEGRAL PARTS OF THE SECURITY AS ORIGINALLY ISSUED WHICH ARE HELD BY THE FUND WILL NOT EXCEED 1/2 OF 1% OF THE VALUE OF THE TOTAL ASSETS OF SUCH FUND CALCULATED IMMEDIATELY AFTER ANY SUCH PUT IS ACQUIRED. FOR THE PURPOSE OF DETERMINING THE "MATURITY"

OF SECURITIES PURCHASED SUBJECT TO AN OPTION TO PUT, AND FOR THE PURPOSE OF DETERMINING THE DOLLAR-WEIGHTED AVERAGE MATURITY OF THE FUND INCLUDING SUCH SECURITIES, THE TRUST WILL CONSIDER "MATURITY" TO BE THE FIRST DATE ON WHICH IT HAS THE RIGHT TO DEMAND PAYMENT FROM THE WRITER OF THE PUT ALTHOUGH THE FINAL MATURITY OF THE SECURITY IS LATER THAN SUCH DATE.

SHORT SALES
[ONLY ABN AMRO FUNDS CAN CURRENTLY DO SHORT SALES - SEE INVESTMENT RESTRICTIONS]

         SELLING SECURITIES SHORT INVOLVES SELLING SECURITIES THE SELLER (E.G., A FUND) DOES NOT OWN, BUT HAS BORROWED, IN ANTICIPATION OF A DECLINE IN THE MARKET PRICE OF SUCH SECURITIES. TO DELIVER THE SECURITIES TO THE BUYER, THE SELLER MUST ARRANGE THROUGH A BROKER TO BORROW THE SECURITIES AND, IN SO DOING, THE SELLER BECOMES OBLIGATED TO REPLACE THE SECURITIES BORROWED AT THEIR MARKET PRICE AT THE TIME OF THE REPLACEMENT. IN A SHORT SALE, THE PROCEEDS THE SELLER RECEIVES FROM THE SALE ARE RETAINED BY A BROKER UNTIL THE SELLER REPLACES THE BORROWED SECURITIES. THE SELLER MAY HAVE TO PAY A PREMIUM TO BORROW THE SECURITIES AND MUST PAY ANY DIVIDENDS OR INTEREST PAYABLE ON THE SECURITIES UNTIL THEY ARE REPLACED.

         A FUND MAY SELL SECURITIES SHORT "AGAINST THE BOX". A SHORT SALE IS "AGAINST THE BOX" IF, AT ALL TIMES DURING WHICH THE SHORT POSITION IS OPEN, THE FUND OWNS AT LEAST AN EQUAL AMOUNT OF THE SECURITIES OR SECURITIES CONVERTIBLE INTO, OR EXCHANGEABLE WITHOUT FURTHER CONSIDERATION FOR, SECURITIES OF THE SAME ISSUER AS THE SECURITIES THAT ARE SOLD SHORT.

         A FUND MAY ALSO MAINTAIN SHORT POSITIONS IN FORWARD CURRENCY EXCHANGE TRANSACTIONS, IN WHICH THE FUNDS AGREE TO EXCHANGE CURRENCY THAT DOES NOT OWN AT THAT TIME FOR ANOTHER CURRENCY AT A FUTURE DATE AND SPECIFIED PRICE IN ANTICIPATION OF A DECLINE IN THE VALUE OF THE CURRENCY SOLD SHORT RELATIVE TO THE CURRENCY THAT THE FUND HAS CONTRACTED TO RECEIVE IN THE EXCHANGE. TO ENSURE THAT ANY SHORT POSITION OF A FUND IS NOT USED TO ACHIEVE LEVERAGE, THE FUND ESTABLISHES WITH ITS CUSTODIAN A SEGREGATED ACCOUNT CONSISTING OF CASH OR LIQUID ASSETS EQUAL TO THE FLUCTUATING MARKET VALUE OF THE CURRENCY AS TO WHICH ANY SHORT POSITION IS BEING MAINTAINED. WHENEVER A FUND IS REQUIRED TO ESTABLISH A SEGREGATED ACCOUNT, NOTATIONS ON THE BOOKS OF THE TRUST'S CUSTODIAN ARE SUFFICIENT TO CONSTITUTE A SEGREGATED ACCOUNT.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS AND RELATED RISKS

         [All] Funds except Alleghany/TAMRO Large Cap Value Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/TAMRO Small Cap Fund and THE Money Market FUNDS may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         The Funds may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         SWAP AGREEMENTS - Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

         Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis". Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

INTEREST RATE SWAPS AND RELATED RISKS


         [Only Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund,] in order to help enhance the value of their respective portfolios or manage exposure to different types of investments, may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps", "floors" and "collars" for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Swaps involve the exchange between a Fund and another party of their respective rights to receive interest, e.g., an exchange of fixed-rate payments for floating-rate payments. In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount in return for payments equal to a fixed interest rate on the same amount for a specified period. For example, if a Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at this fixed-rate for the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect a Fund from a decline in the value of the underlying security due to rising rates but would also limit its ability to benefit from declining interest rates. A Fund will enter into interest rate swaps only on a net basis (i.e. the two payment streams will be netted out, with the Fund receiving or paying only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis. An amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the TRUST'S custodian bank. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.


         Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile. Depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Adviser as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

ASSET-BACKED SECURITIES AND RELATED RISKS

         [Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund] may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES AND RELATED
RISKS

         [Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund] may invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association ("GNMA")) is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.


         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.


         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" BELOW.)


         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.


         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC") or FNMA (TOGETHER, "certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., A FUND).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.


         DOLLAR ROLL TRANSACTIONS CONSIST OF THE SALE OF MORTGAGE-BACKED SECURITIES TO A BANK OR BROKER-DEALER, TOGETHER WITH A COMMITMENT TO PURCHASE SIMILAR, BUT NOT NECESSARILY IDENTICAL, SECURITIES AT A FUTURE DATE. ANY DIFFERENCE BETWEEN THE SALE PRICE AND THE PURCHASE PRICE IS NETTED AGAINST THE INTEREST INCOME FOREGONE ON THE SECURITIES TO ARRIVE AT AN IMPLIED BORROWING (REVERSE REPURCHASE) RATE. ALTERNATIVELY, THE SALE AND PURCHASE TRANSACTIONS WHICH CONSTITUTE THE DOLLAR ROLL CAN BE EXECUTED AT THE SAME PRICE, WITH A FUND BEING PAID A FEE AS CONSIDERATION FOR ENTERING INTO THE COMMITMENT TO PURCHASE. DOLLAR ROLLS MAY BE RENEWED AFTER CASH SETTLEMENT AND INITIALLY MAY INVOLVE ONLY A FIRM COMMITMENT AGREEMENT BY A FUND TO BUY A SECURITY.


         IF THE BROKER-DEALER TO WHOM A FUND SELLS THE SECURITY BECOMES INSOLVENT, THE FUND'S RIGHT TO PURCHASE OR REPURCHASE THE SECURITY MAY BE RESTRICTED. ALSO, THE VALUE OF THE SECURITY MAY CHANGE ADVERSELY OVER THE TERM OF THE DOLLAR ROLL, SUCH THAT THE SECURITY THAT THE FUND IS REQUIRED TO REPURCHASE MAY BE WORTH LESS THAN THE SECURITY THAT THE FUND ORIGINALLY HELD.


COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS") AND MULTI-CLASS PASS-THROUGHS AND RELATED RISKS


         [Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund] may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.


         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs", will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. These Funds will not invest in subordinated privately issued CMOs.


         A FUND ALSO MAY INVEST IN PARALLEL PAY CMOS AND PLANNED AMORTIZATION CLASS CMOS ("PAC BONDS"). PARALLEL PAY CMOS ARE STRUCTURED TO PROVIDE PAYMENTS OF PRINCIPAL ON EACH PAYMENT DATE TO MORE THAN ONE CLASS. THESE SIMULTANEOUS PAYMENTS ARE TAKEN INTO ACCOUNT IN CALCULATING THE STATED MATURITY DATE OR FINAL DISTRIBUTION DATE OF EACH CLASS, WHICH, AS WITH OTHER CMO STRUCTURES, MUST BE RETIRED BY ITS STATED MATURITY DATE OR FINAL DISTRIBUTION DATE, BUT MAY BE RETIRED EARLIER. PAC BONDS ARE ALWAYS PARALLEL PAY CMOS WITH THE REQUIRED PRINCIPAL PAYMENT ON SUCH SECURITIES HAVING THE HIGHEST PRIORITY AFTER INTEREST HAS BEEN PAID TO ALL CLASSES.


         RESETS -- The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         CAPS AND FLOORS -- The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE SECURITIES AND RELATED RISKS


         [Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund] may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.


         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

OTHER MORTGAGE-BACKED SECURITIES


         [Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund and Alleghany/Chicago Trust Municipal Bond Fund ] may invest in other mortgage-backed securities. The Investment Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.


GENERAL RISKS OF MORTGAGE SECURITIES

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

         SUPRANATIONAL ENTITIES ARE ENTITIES ESTABLISHED THROUGH THE JOINT PARTICIPATION OF SEVERAL GOVERNMENTS, AND INCLUDE THE ASIAN DEVELOPMENT BANK, INTER-AMERICAN DEVELOPMENT BANK, INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT (WORLD BANK), AFRICAN DEVELOPMENT BANK, EUROPEAN ECONOMIC COMMUNITY, EUROPEAN INVESTMENT BANK AND NORDIC INVESTMENT BANK. THE GOVERNMENTAL MEMBERS, OR "STOCKHOLDERS," USUALLY MAKE INITIAL CAPITAL CONTRIBUTIONS TO THE SUPRANATIONAL ENTITY AND IN MANY CASES ARE COMMITTED TO MAKE ADDITIONAL CAPITAL CONTRIBUTIONS IF THE SUPRANATIONAL ENTITY IS UNABLE TO REPAY ITS BORROWINGS.

FOREIGN SECURITIES

         [All] Funds except Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund may invest in foreign securities. For country allocations, a TRUST is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced.

         [Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund] may invest directly in foreign equity securities, U.S. dollar- or foreign currency-denominated foreign corporate debt securities, foreign preferred securities, certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities and securities represented by ADRs, EDRs or GDRs. ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer and are publicly traded on exchanges or over-the-counter in the United States and also trade in public or private markets in other countries.

         [Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund] may invest in World Equity Benchmark Shares (WEBS), Optimized Portfolios as Listed Securities (OPALS) and WIDGITs (W.I. Carr Developing Markets Growth Index Tracker Programme). These investments provide investors with access to global equity markets and are primarily used to facilitate asset allocation switches and to overcome difficulties in markets with structural peculiarities. WEBS are issued by Foreign Fund, Inc., an open-end investment TRUST registered under the 1940 Act, in a number of country-specific series. Each series is a diversified, country-specific index portfolio designed to track a specific Morgan Stanley Capital International
(MSCI) country index. WEBS are listed on the American Stock Exchange in U.S. dollars and the investment adviser is BZW Barclays Global Fund Advisors. OPALS, which are securities offered through Morgan Stanley Capital, LLC, have a hybrid structure. They have debt characteristics (fixed redemption and semi-annual interest payments) but performance is equity driven. Each series of OPALS is designed to track the performance of a given MSCI or local index. There are both industry-specific and country-specific OPALS. Globally, OPALS are available to gain exposure to developed and emerging markets. OPALS were established for qualifying U.S. investors and are not listed on any U.S. exchange. To qualify for purchase, U.S. investors must be (i) qualified institutional buyers (QIBs),
(ii) qualified purchasers (QPs) and (iii) not subject to ERISA. QIB and QP status is generally conferred on those clients controlling over $100 million in assets. WIDGITs are equity-linked products in which the issuer buys shares on the local market and issues their instrument against the shares. WIDGITs are generally classified as derivatives and have the general risks associated with derivatives.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include: political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and different foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign TRUST than about a U.S. domiciled TRUST. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries.

         In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

         For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The above Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

         Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of these costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

         [Alleghany/Blairlogie Emerging Markets Fund, and to a lesser extent Alleghany/Blairlogie International Developed Fund], may invest in the securities of countries considered to be developing markets. The risks of investing in foreign securities are particularly high when securities of issuers based in developing or "emerging market" countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities and imposes additional risks than the risks of investing in foreign, developed countries. These risks may include: greater risks of nationalization or expropriation of assets or confiscatory taxation, currency devaluations, currency exchange rate fluctuations, greater social economic and political uncertainty and instability (including the risk of war), more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, unavailability of currency hedging techniques in certain emerging market countries, the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies, the difference in or lack of auditing and financial reporting standards, which may result in unavailability of material information about issuers; difficulties in obtaining and/or enforcing a judgment in a foreign court and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets.


SPECIAL RISKS OF INVESTING IN RUSSIAN AND OTHER EASTERN EUROPEAN SECURITIES

         Alleghany/Blairlogie Emerging Markets Fund may invest a portion of its assets in securities of issuers located in Russia and other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investment in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European economies are characterized by an absence of developed legal structures governing private and foreign investments and private property in these countries.

         In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.


         Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below), (b) pervasiveness of corruption, insider trading and crime in the Russian economic system, (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information, (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter- TRUST debt and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union or the nationalization of privatized enterprises.


         A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the TRUST'S share register and normally evidenced by extracts from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will strive to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

         Also, although a Russian public enterprise with more than 3,500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a TRUST may be able to exert considerable influence over who can purchase and sell the TRUST'S shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Fund's Investment Adviser. Further, this also could cause a delay in the sale of Russian securities held by a Fund if a potential purchases is deemed unsuitable, which may expose the Fund to potential loss on the investment.

FOREIGN CURRENCIES

         Many of the international equity securities in which [Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund] invest will be traded in foreign currencies. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, each Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts of the purpose of hedging against foreign exchange risks arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

         Each of these Funds may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, the Funds will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund will segregate assets determined to be liquid by the Investment Adviser in accordance with procedures established by the Board of Trustees in a segregated account to cover forward currency contracts entered into for non-hedging purposes. The Funds may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

MUNICIPAL SECURITIES

         Alleghany/Chicago Trust Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration of a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure. The Fund's computation of its dollar-weighted average maturity is based upon estimated factors, and there can be no assurance that the anticipated average weighted maturity will be attained. For example, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

[ABN AMRO TAX-EXEMPT MONEY MARKET FUND INFORMATION?]

REAL ESTATE INVESTING

         INVESTMENTS IN COMPANIES IN THE REAL ESTATE INDUSTRY MAY BE SUBJECT TO THE RISKS ASSOCIATED WITH THE DIRECT OWNERSHIP OF REAL ESTATE. THESE RISKS
INCLUDE: THE CYCLICAL NATURE OF REAL ESTATE VALUES; RISKS RELATED TO GENERAL AND LOCAL ECONOMIC CONDITIONS; OVERBUILDING AND INCREASED COMPETITION; INCREASES IN PROPERTY TAXES AND OPERATING EXPENSES; DEMOGRAPHIC TRENDS AND VARIATIONS IN RENTAL INCOME; CHANGES IN ZONING LAWS; CASUALTY OR CONDEMNATION LOSSES; ENVIRONMENTAL RISKS; REGULATORY LIMITATIONS ON RENTS; CHANGES IN NEIGHBORHOOD VALUES; RELATED PARTY RISKS; CHANGES IN THE APPEAL OF PROPERTIES TO TENANTS; INCREASES IN INTEREST RATES; AND OTHER REAL ESTATE CAPITAL MARKET INFLUENCES. GENERALLY, INCREASES IN INTEREST RATES INCREASE THE COSTS

OF OBTAINING FINANCING, WHICH COULD DIRECTLY AND INDIRECTLY DECREASE THE VALUE OF A FUND'S INVESTMENTS. A FUND'S SHARE PRICE AND INVESTMENT RETURN MAY FLUCTUATE, AND A SHAREHOLDER'S INVESTMENT WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. CERTAIN OF THESE SECURITIES THAT ARE ISSUED BY FOREIGN COMPANIES MAY BE SUBJECT TO THE RISKS ASSOCIATED WITH INVESTING IN FOREIGN SECURITIES IN ADDITION TO THE RISKS ASSOCIATED WITH THE DIRECT OWNERSHIP OF REAL ESTATE.

REAL ESTATE INVESTMENT TRUST (REITS)

         REITS MAY BE AFFECTED BY CHANGES IN THE VALUE OF THEIR UNDERLYING PROPERTIES AND BY DEFAULTS BY BORROWERS OR TENANTS. MORTGAGE REITS MAY BE AFFECTED BY THE QUALITY OF THE CREDIT EXTENDED. FURTHERMORE, REITS ARE DEPENDENT ON SPECIALIZED MANAGEMENT SKILLS. SOME REITS MAY HAVE LIMITED DIVERSIFICATION AND MAY BE SUBJECT TO RISKS INHERENT IN INVESTMENTS IN A LIMITED NUMBER OF PROPERTIES, IN A NARROW GEOGRAPHIC AREA, OR IN A SINGLE PROPERTY TYPE. REITS DEPEND GENERALLY ON THEIR ABILITY TO GENERATE CASH FLOW TO MAKE DISTRIBUTIONS TO SHAREHOLDERS OR UNITHOLDERS, AND MAY BE SUBJECT TO DEFAULTS BY BORROWERS AND TO SELF-LIQUIDATIONS. IN ADDITION, THE PERFORMANCE OF A REIT MAY BE AFFECTED BY ITS FAILURE TO QUALIFY FOR TAX-FREE PASS-THROUGH OF INCOME UNDER THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"), OR ITS FAILURE TO MAINTAIN EXEMPTION FROM REGISTRATION UNDER THE 1940 ACT. RISING INTEREST RATES MAY CAUSE THE VALUE OF THE DEBT SECURITIES IN WHICH A FUND MAY INVEST TO FALL. CONVERSELY, FALLING INTEREST RATES MAY CAUSE THEIR VALUE TO RISE. CHANGES IN THE VALUE OF PORTFOLIO SECURITIES DOES NOT NECESSARILY AFFECT CASH INCOME DERIVED FROM THESE SECURITIES BUT WILL EFFECT A FUND'S NET ASSET VALUE.

RECEIPTS

         RECEIPTS ARE INTERESTS IN SEPARATELY TRADED INTEREST AND PRINCIPAL COMPONENT PARTS OF U.S. TREASURY OBLIGATIONS THAT ARE ISSUED BY BANKS AND BROKERAGE FIRMS AND ARE CREATED BY DEPOSITING U.S. TREASURY OBLIGATIONS INTO A SPECIAL ACCOUNT AT A CUSTODIAN BANK. THE CUSTODIAN HOLDS THE INTEREST AND PRINCIPAL PAYMENTS FOR THE BENEFIT OF THE REGISTERED OWNERS OF THE CERTIFICATES OR RECEIPTS. THE CUSTODIAN ARRANGES FOR THE ISSUANCE OF THE CERTIFICATES OR RECEIPTS EVIDENCING OWNERSHIP AND MAINTAINS THE REGISTER. RECEIPTS ARE SOLD AS ZERO COUPON SECURITIES WHICH MEANS THAT THEY ARE SOLD AT A SUBSTANTIAL DISCOUNT AND REDEEMED AT FACE VALUE AT THEIR MATURITY DATE WITHOUT INTERIM CASH PAYMENTS OF INTEREST OR PRINCIPAL. THIS DISCOUNT IS AMORTIZED OVER THE LIFE OF THE SECURITY, AND SUCH AMORTIZATION WILL CONSTITUTE THE INCOME EARNED ON THE SECURITY FOR BOTH ACCOUNTING AND TAX PURPOSES. BECAUSE OF THESE FEATURES, RECEIPTS MAY BE SUBJECT TO GREATER PRICE VOLATILITY THAN INTEREST PAYING U.S. TREASURY OBLIGATIONS. RECEIPTS INCLUDE TREASURY RECEIPTS ("TRS"), TREASURY INVESTMENT GROWTH RECEIPTS ("TIGRS"), AND CERTIFICATES OF ACCRUAL ON TREASURY SECURITIES ("CATS").

RIGHTS

         RIGHTS ARE INSTRUMENTS GIVING SHAREHOLDERS THE RIGHT TO PURCHASE SHARES OF NEWLY ISSUED COMMON STOCK BELOW THE PUBLIC OFFERING PRICE BEFORE THEY ARE OFFERED TO THE PUBLIC.

WARRANTS

         WARRANTS ARE INSTRUMENTS GIVING HOLDERS THE RIGHT, BUT NOT THE OBLIGATION, TO BUY SHARES OF A TRUST AT A GIVEN PRICE USUALLY HIGHER THAN THE MARKET PRICE AT THE TIME OF ISSUANCE DURING A SPECIFIED PERIOD.

SOVEREIGN DEBT SECURITIES

         SOVEREIGN DEBT SECURITIES ARE DEBT SECURITIES ISSUED BY VARIOUS FOREIGN GOVERNMENTAL ISSUERS. INVESTING IN FIXED AND FLOATING RATE FOREIGN SOVEREIGN DEBT SECURITIES WILL EXPOSE A FUND TO THE DIRECT OR INDIRECT CONSEQUENCES OF POLITICAL, SOCIAL OR ECONOMIC CHANGES IN THE COUNTRIES THAT ISSUE THE SECURITIES. THE ABILITY AND WILLINGNESS OF SOVEREIGN OBLIGORS IN DEVELOPING AND EMERGING MARKET COUNTRIES OR THE GOVERNMENTAL AUTHORITIES THAT CONTROL REPAYMENT OF THEIR EXTERNAL DEBT TO PAY PRINCIPAL AND INTEREST ON SUCH DEBT WHEN DUE MAY DEPEND ON GENERAL ECONOMIC AND POLITICAL CONDITIONS WITHIN THE RELEVANT COUNTRY. COUNTRIES SUCH AS THOSE IN WHICH A FUND MAY INVEST HAVE HISTORICALLY EXPERIENCED, AND MAY CONTINUE TO EXPERIENCE, HIGH RATES OF INFLATION, HIGH INTEREST RATES, EXCHANGE RATE OR TRADE DIFFICULTIES AND EXTREME POVERTY AND UNEMPLOYMENT. MANY OF THESE COUNTRIES ARE ALSO CHARACTERIZED BY POLITICAL UNCERTAINTY OR INSTABILITY. ADDITIONAL FACTORS WHICH MAY INFLUENCE THE ABILITY OR WILLINGNESS TO SERVICE DEBT INCLUDE, BUT ARE NOT LIMITED TO A COUNTRY'S CASH FLOW SITUATION, THE AVAILABILITY OF SUFFICIENT FOREIGN EXCHANGE ON THE DATE A PAYMENT IS DUE, THE RELATIVE SIZE OF ITS DEBT SERVICE BURDEN TO THE ECONOMY AS A WHOLE AND ITS GOVERNMENT'S POLICY TOWARDS THE INTERNATIONAL MONETARY FUND, THE WORLD BANK AND OTHER INTERNATIONAL AGENCIES.

         THE ABILITY OF A FOREIGN SOVEREIGN OBLIGOR TO MAKE TIMELY PAYMENTS ON ITS EXTERNAL DEBT OBLIGATIONS WILL ALSO BE STRONGLY INFLUENCED BY THE OBLIGOR'S BALANCE OF PAYMENTS, INCLUDING EXPORT PERFORMANCE, ITS ACCESS TO INTERNATIONAL CREDITS AND INVESTMENTS, FLUCTUATIONS IN INTEREST RATES AND THE EXTENT OF ITS FOREIGN RESERVES. A COUNTRY WHOSE EXPORTS ARE CONCENTRATED IN A FEW COMMODITIES OR WHOSE ECONOMY DEPENDS ON CERTAIN STRATEGIC IMPORTS WOULD BE VULNERABLE TO FLUCTUATIONS IN INTERNATIONAL PRICES OF THESE COMMODITIES OR IMPORTS. TO THE EXTENT THAT A COUNTRY RECEIVES PAYMENT FOR ITS EXPORTS IN CURRENCIES OTHER THAN DOLLARS, ITS ABILITY TO MAKE DEBT PAYMENTS DENOMINATED IN DOLLARS COULD BE ADVERSELY AFFECTED. IF A FOREIGN SOVEREIGN OBLIGOR CANNOT GENERATE SUFFICIENT EARNINGS FROM FOREIGN TRADE TO SERVICE IT EXTERNAL DEBT, IT MAY NEED TO DEPEND ON CONTINUING LOANS AND AID FROM FOREIGN GOVERNMENTS, COMMERCIAL BANKS AND MULTILATERAL ORGANIZATIONS, AND INFLOWS OF FOREIGN INVESTMENT. THE COMMITMENT ON THE PART OF THESE FOREIGN GOVERNMENTS, MULTILATERAL ORGANIZATIONS AND OTHERS TO MAKE SUCH DISBURSEMENTS MAY BE CONDITIONED TO THE GOVERNMENT'S IMPLEMENTATION OF ECONOMIC REFORMS AND/OR ECONOMIC PERFORMANCE AND THE TIMELY SERVICE OF ITS OBLIGATIONS. FAILURE TO IMPLEMENT SUCH REFORMS, ACHIEVE SUCH LEVELS OF ECONOMIC PERFORMANCE OR REPAY PRINCIPAL OR INTEREST WHEN DUE MAY RESULT IN THE CANCELLATION OF SUCH THIRD parties' COMMITMENT TO LEND FUNDS WHICH MAY FURTHER IMPAIR THE OBLIGOR'S ABILITY OR WILLINGNESS TO TIMELY SERVICE ITS DEBTS.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT objectives, principal investment strategies and risks" and "OTHER INVESTMENT STRATEGIES" in the Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, with the exception of Alleghany/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;


*(3)     Purchase or sell commodities or commodity contracts, except that
- a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

*(4)     Make investments in securities for the purpose of exercising control;
-

(5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

*(6)     Sell securities short or purchase securities on margin, except
- such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

         The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for Alleghany/Veredus SciTech Fund, which will have a concentration in the science and technology sector;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

*(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

*(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor TRUST OR COMPANIES.

(13)     PURCHASE THE SECURITIES OF ANY ISSUER IF, AS A RESULT, A FUND
         WOULD VIOLATE THE DIVERSIFICATION PROVISIONS OF RULE 2A-7 UNDER THE 1940 ACT.

                            NON-FUNDAMENTAL POLICIES

         FOR PURPOSES OF THE LATIN AMERICA EQUITY FUND'S INVESTMENT POLICIES, LATIN AMERICAN ISSUERS MEANS COMPANIES ORGANIZED IN, OR FOR WHICH THE PRINCIPAL SECURITIES TRADING MARKET IS IN LATIN AMERICA AND (II) COMPANIES, WHEREVER ORGANIZED, THAT, IN ONE OF THE LAST TWO FISCAL YEARS DERIVED MORE THAN 50% OF THEIR ANNUAL REVENUES OR PROFITS FROM GOODS PRODUCED, SALES MADE OR SERVICES PERFORMED IN LATIN AMERICA.

         FOR PURPOSES OF THE REAL ESTATE FUND'S INVESTMENT POLICIES, A COMPANY IS "PRINCIPALLY ENGAGED" IN THE REAL ESTATE INDUSTRY IF (I) IT DERIVES AT LEAST 50% OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, CONSTRUCTION, MANAGEMENT, FINANCING, OR SALE OF RESIDENTIAL, COMMERCIAL, OR INDUSTRIAL REAL ESTATE, OR
(II) IT HAS AT LEAST 50% OF THE FAIR MARKET VALUE OF ITS ASSETS INVESTED IN RESIDENTIAL, COMMERCIAL, OR INDUSTRIAL REAL ESTATE. COMPANIES IN THE REAL ESTATE INDUSTRY MAY INCLUDE, BUT ARE NOT LIMITED TO, REITS OR OTHER SECURITIZED REAL ESTATE INVESTMENTS, MASTER LIMITED PARTNERSHIPS THAT ARE TREATED AS CORPORATIONS FOR FEDERAL INCOME TAX PURPOSES AND THAT INVEST IN INTERESTS IN REAL ESTATE, REAL ESTATE OPERATING COMPANIES, REAL ESTATE BROKERS OR DEVELOPERS, FINANCIAL INSTITUTIONS THAT MAKE OR SERVICE MORTGAGES, AND COMPANIES WITH SUBSTANTIAL REAL ESTATE HOLDINGS, SUCH AS LUMBER AND PAPER COMPANIES, HOTEL COMPANIES, RESIDENTIAL BUILDERS AND LAND-RICH COMPANIES.

         [A FUND MAY ENTER INTO FUTURES CONTRACT TRANSACTIONS ONLY TO THE EXTENT THAT OBLIGATIONS UNDER SUCH CONTRACTS REPRESENT LESS THAN 20% OF THE FUND'S ASSETS. THE AGGREGATE VALUE OF OPTION POSITIONS MAY NOT EXCEED 10% OF A FUND'S NET ASSETS AS OF THE TIME SUCH OPTIONS ARE ENTERED INTO BY A FUND.]

         [FOR THE INSTITUTIONAL PRIME MONEY MARKET FUND, THE FUND'S GOAL MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.]


                              TRUSTEES AND OFFICERS

         Under Delaware law, the business and affairs of the TRUST are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the TRUST is set forth below.

                                         POSITION(S)                      PRINCIPAL OCCUPATION(S)
             NAME/AGE                    WITH TRUST                         FOR PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------


Stuart D. Bilton*                   CHAIRMAN, Board of     Chief Executive Officer of The Chicago Trust Company;
171 North Clark Street              Trustees (Chief        President of Alleghany Asset Management, Inc.
Chicago, IL  60601                  Executive OFFICER)     Previously, Executive Vice President of Chicago
AGE: 54                                                    Title and Trust Company; Director of Alleghany Asset
                                                           Management Inc., Montag & Caldwell, Inc., Veredus
                                                           Asset Management Inc., Baldwin & Lyons, Inc. and the
                                                           Boys and Girls Clubs of Chicago.
---------------------------------------------------------------------------------------------------------------------
Leonard F. Amari                    TRUSTEE                PARTNER at the law offices of Amari & Locallo (real
734 North Wells Street                                     estate tax assessment process PRACTICE).
Chicago, IL 60610
AGE: 58
---------------------------------------------------------------------------------------------------------------------
Dorothea C. Gilliam*                TRUSTEE                VICE President of Investments of the Alleghany
171 North Clark Street                                     Corporation, the parent company of Alleghany Asset
Chicago, IL   60601                                        Management, Inc.  Previously, Assistant Vice President
AGE: 47                                                    of Chicago Title and Trust Company; CHARTERED Financial
                                                           Analyst and a member of AIMR; Director of Armco Inc.
---------------------------------------------------------------------------------------------------------------------
Robert A. Kushner                   TRUSTEE                RETIRED SINCE 1992; PREVIOUSLY, Vice President,
30 Vernon Drive                                            Secretary and General Counsel at Cyclops Industries,
Pittsburgh, PA 15228                                       Inc; CURRENTLY, Vice President, Board Member and
AGE: 65                                                    Chairman of Investment Committee and Co-Chairman of
                                                           Strategic Planning Committee of Pittsburgh Dance
                                                           Council.
---------------------------------------------------------------------------------------------------------------------
Gregory T. Mutz                     TRUSTEE                PRESIDENT and CEO of The UICI Companies and;
125 South Wacker Drive, Suite 3100                         Chairman of the Board of Excell Global Services;
Chicago, IL 60606                                          Chairman of the Board of AMLI Residential Properties
AGE: 55                                                    Trust (a NYSE Multifamily REIT) and Chairman of the
                                                           Board of AMLI Commercial Properties Trust, LP, both
                                                           successor companies to AMLI Realty Co., (which he
                                                           co-founded in 1980).
---------------------------------------------------------------------------------------------------------------------
Robert B. Scherer                   TRUSTEE                PRESIDENT of The Rockridge Group, Ltd., (consulting
10010 Country Club Road                                    services to the title insurance industry).
Woodstock, IL  60098
AGE: 59
---------------------------------------------------------------------------------------------------------------------
Nathan Shapiro                      TRUSTEE                PRESIDENT of SF Investments, Inc., (broker/dealer
1700 Ridge                                                 and investment banking firm); President of New
Highland Park, IL 60035                                    Horizons Corporation, a (CONSULTING FIRM); Senior
AGE: 64                                                    Vice President of Pekin, Singer and Shapiro, (an
                                                           investment advisory firm); Director of Baldwin &
                                                           Lyons, Inc.
---------------------------------------------------------------------------------------------------------------------
Denis Springer                      TRUSTEE                RETIRED SINCE ____; former Senior Vice President
1673 Balmoral Lane                                         and Chief Financial Officer of Burlington Northern
Inverness, IL 60067                                        Santa Fe CORPORATION.
AGE: 54
---------------------------------------------------------------------------------------------------------------------
KENNETH C. Anderson                 PRESIDENT              President of Alleghany Investment Services, Inc.;
171 North Clark Street              (Chief Operating       Senior Vice President of The Chicago Trust Company;
Chicago, IL  60601                  OFFICER)               OFFICER OF THE TRUST SINCE 1993; CERTIFIED PUBLIC
AGE: 36                                                    ACCOUNTANT.
---------------------------------------------------------------------------------------------------------------------

                                         POSITION(S)                      PRINCIPAL OCCUPATION(S)
             NAME/AGE                    WITH TRUST                         FOR PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
GERALD F. Dillenburg                VICE President,        Vice President of The Chicago Trust Company;
171 North Clark Street              Secretary and          operations manager and compliance officer of all
Chicago, IL  60601                  Treasurer              mutual funds since 1996; PREVIOUSLY, audit manager
AGE: 34                             (Chief Financial       with KPMG LLP, specializing in investment services,
                                    Officer and            including mutual and trust funds, broker/dealers and
                                    Compliance             investment ADVISERS; Certified Public Accountant.
                                    OFFICER)
---------------------------------------------------------------------------------------------------------------------
Debra Reams                         VICE PRESIDENT         VICE President of Montag & Caldwell, Inc., since
1100 Atlanta Financial Center                              1996; PREVIOUSLY, Portfolio Manager and Chief
3343 Peachtree Road, NE                                    Investment Officer at Randy Seckman & Associates,
Atlanta, GA  30326-8151                                   Inc.,  (financial advisory firm INDIVIDUALS AND
AGE: 37                                                    SMALL BUSINESSES); Chartered Financial Analyst.
---------------------------------------------------------------------------------------------------------------------


* THIS PERSON IS AN "AFFILIATED PERSON" OF AN ADVISER AND THE TRUST as defined under the 1940 Act.

         The Trustees of the TRUST who are not "interested persons" of the TRUST OR THE INVESTMENT ADVISERS OR SUB-ADVISERS receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective January 1, 2001, the Trustees receive $4,000 for each Board Meeting attended and an annual retainer of $4,000. No officer or employee of The Chicago Trust Company ("Chicago Trust") or its affiliates receives any compensation from the Funds for acting as a Trustee of the TRUST. The officers of the TRUST receive no compensation directly from the Funds for performing the duties of their offices.

         The table below shows the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal year ended October 31, 2000.

         TRUSTEE                 AGGREGATE            PENSION OR        ESTIMATED ANNUAL     TOTAL COMPENSATION
                                COMPENSATION     RETIREMENT BENEFITS      BENEFITS UPON      FROM TRUST AND FUND
                               RECEIVED FROM     ACCRUED (AS PART OF        RETIREMENT             COMPLEX
                                 THE TRUST         FUND EXPENSES)
         -------               -------------     -------------------    ----------------     -------------------
     LEONARD F. AMARI             $ 20,375                N/A                  N/A                 $ 20,375
     Robert A. Kushner            $ 20,375                N/A                  N/A                 $ 20,375
     Gregory T. Mutz              $ 10,375                N/A                  N/A                 $ 10,375
     Robert B. Scherer            $ 20,375                N/A                  N/A                 $ 30,375
     Nathan Shapiro               $ 20,375                N/A                  N/A                 $ 20,375
     Denis Springer               $ 16,875                N/A                  N/A                 $ 16,875

         As of APRIL __, 2001 the Trustees and officers of the TRUST as a group owned less than 1% of the outstanding shares of any class of each Fund, except for Stuart D. Bilton, who owned ____% of Alleghany/Chicago Trust Municipal Bond Fund.

         The TRUST, its investment advisers and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Corporation.



                         PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareholders who, as of APRIL __, 2001, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by THE CHICAGO TRUST COMPANY. THE COMMON CLASS SHARES OF THE ABN AMRO FUNDS ARE BELIEVED TO BE HELD FOR THE RECORD OWNER'S FIDUCIARY, AGENCY OR CUSTODIAL CUSTOMERS. Shareholders who have the power to vote a large percentage of shares (AT LEAST 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

            ALLEGHANY/MONTAG & CALDWELL GROWTH FUND - CLASS N SHARES

SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------
Charles Schwab & Co., Inc.             Special Custody Account for Customers
                                       Attn:  Mutual Funds
                                       101 Montgomery Street
                                       San Francisco, CA  94104

Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI  53201

                 MONTAG & CALDWELL GROWTH FUND - CLASS I SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

Bancorp South Bank                     c/o Trust
                                       P.O. Box 1604
                                       Jackson, MS  39215-1605

                                ALLEGHANY/CHICAGO
                   TRUST GROWTH & INCOME FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI 53201

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

Charles Schwab & Co., Inc.             Special Custody Account for Customers
                                       Attn:  Mutual Funds
                                       101 Montgomery Street
                                       San Francisco, CA 94104-4122

                                ALLEGHANY/CHICAGO
                   TRUST GROWTH & INCOME FUND - CLASS I SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Stetson & Co.                          c/o MI Trust Co.
                                       P.O. Box 2966
                                       Milwaukee, WI 53201


DAVIS & TRUST                          c/o Marshall & Ilsley Trust Co.
                                       c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

                                 ALLEGHANY/TAMRO
                      LARGE CAP VALUE FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Alleghany Capital Corporation          375 Park Avenue, Suite 3201
                                       New York, NY  10152



               ALLEGHANY/CHICAGO TRUST TALON FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

National Investors Services Corp       FBO Customers
                                       55 Water Street, 32nd Floor
                                       New York, NY  10041-3299

Stetson & Co.                          c/o M&I Trust Co.
                                       Attn: Outsourcing
                                       P.O. Box 2966
                                       Milwaukee, WI 53201



          ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI 53201

Charles Schwab & Co., Inc.             Special Custody Account for Customers
                                       Attn:  Mutual Funds
                                       101 Montgomery Street
                                       San Francisco, CA 94104-4122

DAVIS & TRUST                          c/o Marshall & Ilsley Trust Co.
                                       c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

                                ALLEGHANY/VEREDUS
                     AGGRESSIVE GROWTH FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Charles Schwab & Co., Inc.             Special Custody Account for Customers
                                       Attn:  Mutual Funds
                                       101 Montgomery Street
                                       San Francisco, CA 94104-4122



Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI 53201

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

DAVIS & TRUST                          c/o Marshall & Ilsley Trust Co.
                                       c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

                                 ALLEGHANY/TAMRO
                         SMALL CAP FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Alleghany Capital Corporation          375 Park Avenue, Suite 3201
                                       New York, NY  10152



                 ALLEGHANY/VEREDUS SCITECH FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Alleghany Capital Corporation          375 Park Avenue, Suite 3201
                                       New York, NY  10152



       ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI 53201

DAVIS & TRUST                          c/o Marshall & Ilsley Trust Co.
                                       c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

                              ALLEGHANY/BLAIRLOGIE
                  INTERNATIONAL DEVELOPED FUND - CLASS I SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Pacific Mutual Life Insurance Co.      Employees Retirement Plan Trust
                                       700 Newport Center Drive
                                       Newport Beach, CA  92660-6307

California Race Track Association      P.O. Box 67
                                       La Verne, CA 91750


Charles Schwab & Co., Inc.             Attn: Mutual Funds Dept.
                                       101 Montgomery Street
                                       San Francisco, CA  94104-4122

Fort Wayne Newspapers Inc.             600 West main St.
                                       Fort Wayne, IN  46802-1408

CMTA-CMPP - Allied Workers Pension     c/o Associated Third Party
Trust                                  Administrator
                                       1640 S. Loop Rd.
                                       Alameda, CA  94502

State Street Bank                      Trustee
                                       AGL Retirement Plan
                                       200 Newport Avenue
                                       North Quincy, MA 02171

Vincent W. Foglia and Patricia A.      514 Hillburn Lane
Foglia JTWROS                          N. Barrington, IL  60010



           ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------
Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

DAVIS & TRUST                          C/o Marshall & Ilsley Trust Co.
                                       C/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201- 2977

           ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND - CLASS I SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------
Pacific Mutual Life Insurance Co.      Employees Retirement Plan Trust
                                       700 Newport Center Drive
                                       Newport Beach, CA  92660-6307

Charles Schwab & Co., Inc.             Attn: Mutual Funds Dept.
                                       101 Montgomery Street
                                       San Francisco, CA  94104-4122

California Race Track Association      P.O. Box 67
                                       La Verne, CA 91750

Vincent W. Foglia and Patricia A.      514 Hillburn Lane
Foglia JTWROS                          N. Barrington, IL  60010

CMTA-CMPP - Allied Workers Pension     c/o Associated Third Party
Trust                                  Administrator
                                       1640 S. Loop Rd.
                                       Alameda, CA  94502



           ALLEGHANY/MONTAG & CALDWELL BALANCED FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------
Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI 53201



                MONTAG & CALDWELL BALANCED FUND - CLASS I SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------
Wells Fargo Bank                       FBP Pacificare Health Systems 401(k)
                                       Plan
                                       P.O. Box 1533
                                       Minneapolis, MN 55480

Wilmington Trust Company               FBO PricewaterhouseCoopers
                                       c/o Mutual Funds
                                       P.O. Box 8972
                                       Wilmington, DE  19899

American Express Trust Company         FBO American Express Trust
                                       Retirement Services Plans
                                       P.O. Box 534
                                       Minneapolis, MN 55440-0534

Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI 53201

BNY Western Trust Company CUST         Columbia River Logscalers Pension
                                       Two Union Square, Suite 520
                                       601 Union Street
                                       Seattle, WA 98101-2341

Branch Banking - Trust Co.             SE Regional - Montag & Caldwell
                                       P.O. Box 2887
                                       Wilson, NC  27894-2887

Mercantile Safe Deposit & Trust CUST   FBO Calvert School
                                       766 Old Hammonds Ferry Rd.
                                       Linthicum, MD 21090


                                ALLEGHANY/CHICAGO
                      TRUST BALANCED FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2977
                                       Milwaukee, WI 53201

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

                                ALLEGHANY/CHICAGO
                        TRUST BOND FUND - CLASS N SHARES

SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------


Stetson & Co.                          c/o M&I Trust Co.
                                       P.O. Box 2966
                                       Milwaukee, WI 53201

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

                                ALLEGHANY/CHICAGO
                        TRUST BOND FUND - CLASS I SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Miter & Co.                            c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

DAVIS & TRUST                          c/o Marshall & Ilsley Trust Co.
                                       c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

Stetson & Co.                          c/o MI Trust Co.
                                       P.O. Box 2966
                                       Milwaukee, WI  53201

                                ALLEGHANY/CHICAGO
                   TRUST MUNICIPAL BOND FUND - CLASS N SHARES

SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Davis & TRUST                          c/o Marshall & Ilsley Trust Co.
                                       c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201-2977

The Chicago Trust Company of           P.O. Box 121589
California                             San Diego, CA 92112-1589

Stuart D. Bilton and Bette E. Bilton   Joint Tenancy
                                       72 Brinker Road
                                       Barrington, IL  60010-5135

                                ALLEGHANY/CHICAGO
                    TRUST MONEY MARKET FUND - CLASS N SHARES


SHAREHOLDER                                           ADDRESS                           PERCENTAGE OWNED
-----------                                           -------                           ----------------

Davis & TRUST                          c/o Marshall & Ilsley Trust Co.
                                       c/o M&I Trust Co./Outsourcing
                                       P.O. Box 2977
                                       Milwaukee, WI 53201 2977


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENTS

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services are described in the Prospectus.

         The Investment Adviser for Alleghany/Chicago Trust Talon Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Chicago Trust Bond Fund
- Class N and Alleghany/Chicago Trust Bond Fund - Class I has entered into
Expense

Limitation Agreements with the Company TRUST, effective January 1, 2001 whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.30%, 1.40%, 0.74% and 0.49% of net assets, respectively.

         The Investment Advisers for Alleghany/Montag & Caldwell Growth Fund, Alleghany/Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Municipal Bond Fund may from time to time voluntarily waive a portion of their advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.

         The Investment Adviser for Alleghany/Veredus Aggressive Growth Fund and Alleghany/Veredus SciTech Fund has entered into Expense Limitation Agreements with the TRUST, effective January 1, 2001, respectively, whereby it has agreed to reimburse the Fund to the extent necessary to maintain total annual operating expenses at 1.40% and 1.50% of net assets, respectively.

         The Investment Adviser for Alleghany/TAMRO Large Cap Value Fund and Alleghany/TAMRO Small Cap Fund has entered into Expense Limitation Agreements with the TRUST, effective November 30, 2000, whereby it has agreed to reimburse the Fund to the extent necessary to maintain total annual operating expenses at 1.20% and 1.30% of net assets, respectively.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund, as well as expenses reimbursed, are set forth below.

FISCAL YEAR ENDED OCTOBER 31, 2000


                                                   GROSS ADVISORY FEES       WAIVED FEES AND       NET ADVISORY FEES
                      FUND                         EARNED BY ADVISERS      REIMBURSED EXPENSES     AFTER FEE WAIVERS
                      ----                         -------------------     -------------------     -----------------
Alleghany/Montag & Caldwell Growth Fund                $20,110,532                       $0          $20,110,532
Alleghany/Chicago Trust Growth & Income Fund           $ 3,822,871                       $0          $ 3,822,871
Alleghany/Chicago Trust Talon Fund                      $  175,902                  $39,493           $  136,409
Alleghany/Chicago Trust Small Cap Value Fund            $  464,754                  $36,464           $  428,290
Alleghany/Veredus Aggressive Growth Fund               $ 1,478,512                  $91,005          $ 1,387,507
Alleghany/Veredus SciTech Fund*                          $   8,668                  $40,452                   $0
Alleghany/Montag & Caldwell Balanced Fund              $ 2,441,000                       $0          $ 2,441,000
Alleghany/Chicago Trust Balanced Fund                  $ 2,139,983                       $0          $ 2,139,983
Alleghany/Chicago Trust Bond Fund                       $  773,197                 $267,750           $  505,447
Alleghany/Chicago Trust Municipal Bond Fund             $  100,946                 $179,242                   $0
Alleghany/Chicago Trust Money Market Fund              $ 1,573,389                       $0          $ 1,573,389

*  Alleghany/Veredus SciTech Fund commenced operations on June 30, 2000.

FISCAL YEAR ENDED OCTOBER 31, 1999

                                                     GROSS ADVISORY FEES      WAIVED FEES AND      NET ADVISORY FEES
                       FUND                           EARNED BY ADVISERS    REIMBURSED EXPENSES    AFTER FEE WAIVERS
                      ----                         -------------------     -------------------     -----------------
Alleghany/Montag & Caldwell Growth Fund                $   16,451,953        $           0          $  16,451,953
Alleghany/Chicago Trust Growth & Income Fund           $    3,230,163        $           0          $   3,230,163
Alleghany/Chicago Trust Talon Fund                     $      164,312        $      40,814          $     123,498
Alleghany/Chicago Trust Small Cap Value Fund           $      358,830        $      52,755          $     306,075
Alleghany/Veredus Aggressive Growth Fund               $      312,271        $      52,934          $     259,337
Alleghany/Montag & Caldwell Balanced Fund              $    1,585,840        $           0          $   1,585,840
Alleghany/Chicago Trust Balanced Fund                  $    1,861,258        $           0          $   1,861,258
Alleghany/Chicago Trust Bond Fund                      $      840,813        $     199,795          $     641,018
Alleghany/Chicago Trust Municipal Bond Fund            $       95,352        $     174,679          $           0
Alleghany/Chicago Trust Money Market Fund              $    1,215,190        $           0          $   1,215,190

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998.
** Alleghany/Veredus Aggressive Growth Fund commenced operations on
   June 30, 1998.

FISCAL YEAR ENDED OCTOBER 31, 1998

                                                    GROSS ADVISORY FEES      WAIVED FEES AND       NET ADVISORY FEES
                      FUND                          EARNED BY ADVISERS     REIMBURSED EXPENSES     AFTER FEE WAIVERS
                      ----                         -------------------     -------------------     -----------------
Alleghany/Montag & Caldwell Growth Fund               $    9,438,160         $         0            $   9,438,160
Alleghany/Chicago Trust Growth & Income Fund          $    2,312,832         $         0            $   2,312,832
Alleghany/Chicago Trust Talon Fund                    $      224,933         $    43,706            $     181,227
Alleghany/Montag & Caldwell Balanced Fund             $      971,351         $         0            $     971,351
Alleghany/Chicago Trust Balanced Fund                 $    1,453,465         $         0            $   1,453,465
Alleghany/Chicago Trust Bond Fund                     $      740,845         $   217,546            $     523,299
Alleghany/Chicago Trust Municipal Bond Fund           $       78,556         $     138,689          $           0

Alleghany/Chicago Trust Money Market Fund             $    1,026,684         $     24,492*          $   1,002,192

* As of February 27, 1998, the Investment Adviser of Alleghany/Chicago Trust Money Market Fund no longer waived fees or reimbursed expenses.

         The Investment Adviser for Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund has entered into Expense Limitation Agreements with the TRUST, effective January 1, 2001, whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.35% and 1.60% of net assets for Class N shares, respectively, and 1.10% and 1.35% of net assets for Class I shares, respectively.

FISCAL YEAR ENDED OCTOBER 31, 2000

                                                   GROSS ADVISORY FEES      WAIVED FEES AND        NET ADVISORY FEES
                      FUND                          EARNED BY ADVISERS     REIMBURSED EXPENSES     AFTER FEE WAIVERS
                      ----                         -------------------     -------------------     -----------------
Alleghany/Blairlogie International Developed
Fund***                                                  $ 654,332             $  61,420               $ 592,912
Alleghany/Blairlogie Emerging Markets Fund***            $ 157,847             $  69,709               $  88,138

SIX MONTHS ENDED OCTOBER 31, 1999

                                                   GROSS ADVISORY FEES      WAIVED FEES AND        NET ADVISORY FEES
                      FUND                         EARNED BY ADVISERS      REIMBURSED EXPENSES     AFTER FEE WAIVERS
                      ----                         -------------------     -------------------     -----------------
Alleghany/Blairlogie International Developed
Fund***                                                  $  439,792            $   29,647              $  410,145
Alleghany/Blairlogie Emerging Markets Fund***            $   78,010            $   43,536              $   34,474

TEN MONTHS ENDED APRIL 30, 1999

                                                   GROSS ADVISORY FEES      WAIVED FEES AND        NET ADVISORY FEES
                      FUND                         EARNED BY ADVISERS      REIMBURSED EXPENSES     AFTER FEE WAIVERS
                      ----                         -------------------     -------------------     -----------------
Alleghany/Blairlogie International Developed
Fund***                                                  $ 611,052                  $ 0                $ 611,052
Alleghany/Blairlogie Emerging Markets Fund***            $ 151,716                  $ 0                $ 151,716

YEAR ENDED JUNE 30, 1998

                                                   GROSS ADVISORY FEES      WAIVED FEES AND        NET ADVISORY FEES
                      FUND                          EARNED BY ADVISERS     REIMBURSED EXPENSES     AFTER FEE WAIVERS
                      ----                         -------------------     -------------------     -----------------
Alleghany/Blairlogie International Developed
Fund***                                                  $ 653,050                  $ 0                $ 653,050
Alleghany/Blairlogie Emerging Markets Fund***            $ 349,026                  $ 0                $ 349,026

*** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of Alleghany Funds on April 30, 1999.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 1998, 1999 AND 2000, THE ABN AMRO FUNDS PAID THE FOLLOWING ADVISORY FEES:

                                         NET FEES PAID                                   FEES WAIVED
          FUND                 1998           1999           2000           1998            1999            2000
---------------------       ----------    -----------    -----------    -----------     -----------     -----------

MONEY MARKET FUND(US)       $2,020,937    $ 2,597,590                   $ 1,515,702     $ 1,948,193
GOVERNMENT MONEY
MARKET FUND(US)             $  474,566    $ 1,028,041                   $   263,355     $         0
TREASURY MONEY MARKET
FUND(US)                    $  458,132    $   622,076                   $   343,600     $   466,556
TAX-EXEMPT MONEY MARKET
FUND(US)                    $  613,501    $   617,977                   $   460,126     $   463,483
FIXED INCOME FUND(US)       $  833,301    $   829,901                   $   166,660     $   165,980
TAX-EXEMPT FIXED INCOME
FUND(US)                    $  184,668    $   169,082                   $    36,934     $    33,817
INTERNATIONAL FIXED
INCOME FUND(US)             $  132,776    $   126,378                   $     7,424     $         0
VALUE FUND(US)              $1,673,833    $ 1,364,643                   $         0     $         0
GROWTH FUND(US)             $1,279,933    $ 1,537,139                   $         0     $         0
SMALL CAP FUND(US)          $  390,042    $   343,663                   $         0     $         0
INTERNATIONAL EQUITY
FUND(US)                    $1,183,171    $ 1,546,932                   $         0     $         0
EUROPE EQUITY GROWTH
FUND(US)                             *              *                             *               *
ASIAN TIGERS FUND(US)       $  298,444    $   387,885                   $         0     $         0
LATIN AMERICA EQUITY
FUND(US)                    $  287,872    $   207,485                   $         0     $         0
REAL ESTATE FUND(US)        $   34,196    $    51,781                   $    14,655     $    22,191
BALANCED FUND(US)           $  545,646    $   595,711                   $         0     $         0
INSTITUTIONAL PRIME                       $        55
MONEY MARKET FUND(US)                *                                            *               *

*   NOT IN OPERATION DURING THE PERIOD.

THE ADVISOR HAS AGREED TO WAIVE ITS FEE AT LEAST THROUGH APRIL 2001 IN ORDER TO LIMIT ADVISORY FEES TO THE AMOUNTS SET FORTH BELOW:

FUND                                     TOTAL ADVISORY FEES
-----                                    -------------------
REAL ESTATE FUND(US)                            0.70%
FIXED INCOME FUND(US)                           0.50%
TAX-EXEMPT FIXED INCOME FUND(US)                0.50%
TREASURY MONEY MARKET FUND(US)                  0.20%
MONEY MARKET FUND(US)                           0.20%
TAX-EXEMPT MONEY MARKET FUND(US)                0.20%

         [AFTER APRIL 2001, THE ADVISOR MAY CONTINUE, MODIFY OR CANCEL THIS WAIVER. ADVISORY FEES ARE PAID SEPARATELY BY EACH FUND. FOR EACH FUND, ADVISORY FEES ARE AT THE FUND LEVEL RATHER THAN AT THE SHARE CLASS LEVEL.]

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the TRUST or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the TRUST. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the TRUST'S disinterested directors, (2) the salaries and expenses of any of the TRUST'S officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the TRUST'S Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the TRUST'S legal existence and of shareholders' meetings, (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

         Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which is the parent company of the CHICAGO TRUST, MONTAG & CALDWELL, VEREDUS, BLAIRLOGIE, TAMRO AND CHICAGO CAPITAL MANAGEMENT.

         On October 18, 2000, ABN AMRO AMRO Bank N.V. and Alleghany Corporation announced that they had entered into a definitive agreement providing for the merger of Alleghany Asset Management, Inc. with a subsidiary of ABN AMRO AMRO North America Holding, Inc. Alleghany Asset Management, Inc. is the parent TRUST to the Trust's Advisers The Chicago Trust Company, Montag & Caldwell,
Inc., Blairlogie Capital Management, Veredus Asset Management LLC and TAMRO Capital Partners LLC and to Chicago Capital Management, Inc., a Subadviser to certain of the Funds. Alleghany Asset Management is also the parent of the Trust's Administrator, Alleghany Investment Services Inc.

          On or about February 1, 2001, Alleghany Asset Management, Inc. was merged with _________, a subsidiary of ABN AMRO AMRO North America Holding, Inc. The transaction, which constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the transaction at a MEETING OF shareholders held on January 17, 2001.

         ABN AMRO AMRO ASSET MANAGEMENT (USA) INC. IS THE ADVISER TO SEVERAL FUNDS.

THE SUB-ADVISERS

TALON ASSET MANAGEMENT, INC. ("TALON") PROVIDES SUB-INVESTMENT ADVISORY SERVICES FOR ALLEGHANY/CHICAGO TRUST TALON FUND PURSUANT TO A SUB-ADVISORY AGREEMENT. FOR THE SERVICES IT PROVIDES, TALON RECEIVES A FEE FROM CHICAGO TRUST EQUAL TO 68.75% OF THE ADVISORY FEE OF 0.80% ON AVERAGE DAILY NET ASSETS GREATER THAN $18 MILLION. TALON RECEIVES NO FEE ON AVERAGE DAILY NET ASSETS LESS THAN $18 MILLION. FOR THE PAST THREE FISCAL YEARS, TALON RECEIVED THE FOLLOWING FEES:

YEAR ENDED 10/31        FEE RECEIVED
----------------        ------------

1998
1999
2000                    $87,936

CHICAGO CAPITAL MANAGEMENT, INC. IS PROVIDES SUB-INVESTMENT ADVISORY SERVICES TO THOSE FUNDS ADVISED BY CHICAGO TRUST (WITH THE EXCEPTION OF ALLEGHANY/CHICAGO TRUST TALON FUND) PURSUANT TO SUB-ADVISORY AGREEMENTS ENTERED INTO ON JULY 1, 2000. FOR THE SERVICES IT PROVIDES, CCM RECEIVES A FEE FROM CHICAGO TRUST FOR EACH FUND. THE ANNUAL RATE OF THE FEE AND THE FEE PAID FOR THE FISCAL YEAR ENDED OCTOBER 31, 2000 ARE SET FORTH BELOW.

FUND                                                           FEE (%)           FEE ($)
----                                                           -------           -------
ALLEGHANY/CHICAGO GROWTH & INCOME FUND                          0.22             418,435
ALLEGHANY/CHICAGO SMALL CAP VALUE FUND                          0.30              48,175
ALLEGHANY/CHICAGO BALANCED FUND                                 0.18             189,155
ALLEGHANY/CHICAGO BOND FUND                                     0.12              59,603
ALLEGHANY/CHICAGO MUNICIPAL BOND FUND                           N/A                  N/A
ALLEGHANY/CHICAGO MONEY MARKET FUND                             0.11             138,264

The Advisor, on behalf of the Trust, has entered into sub-advisory agreements with Mellon Equity Associates, LLP ("Mellon") and Delaware Management Company ("Delaware") on behalf of the Value Fund and the Small Cap Fund, respectively. Under each Sub-Advisory Agreement, the Sub-Advisor manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor.

The Mellon Sub-Advisory Agreement provides that if the Advisor reduces its fee rate for the Value Fund because of excess expenses, the Sub-Advisor shall reduce its fee rate pro rata. In addition, from time to time, except as may otherwise be prohibited by law or regulation, the Sub-Advisor may, in its discretion and from time to time, waive a portion of its fee.

The Delaware Sub-Advisory Agreement provides that if the Advisor reduces its fee rate for the Small Cap Fund because of excess expenses, the Sub-Advisor shall reduce its fee rate by an amount equal to one-half of the amount by which the Advisor reduced its fee rate. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Advisor may, in its discretion and from time to time, waive a portion of its fee.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Mellon is entitled to receive a fee from the Advisor, which is computed daily and paid monthly, at the annual rate of 0.400 of 1% (.00400) per annum on the first $100 million of the Value Fund's average daily net assets,
0.350 of 1% (.00350) per annum on the next $150 million of the Fund's average daily net assets, 0.300 of 1% (.00300) per annum on the next $250 million of the Fund's average daily net assets and 0.250 of 1% (.00250) per annum thereafter of the average daily net assets of the Fund.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Delaware is entitled to receive a fee from the Advisor, which is computed daily and paid monthly, at the annual rate of 0.550 of 1% (.00550) per annum on the first $50 million of the Small Cap Fund's average daily net assets and 0.450 of 1% (.00450) per annum thereafter of the average daily net assets of the Fund.

For the fiscal years ended December 31, 1999 and December 31, 2000, Value Fund and Small Cap Fund paid the following sub-advisory fees:

                                  1999                          2000
                                  ----                          ----
--------------------------------------------------------------------------------
       Fund          Net Fees Paid   Fees waived   Net Fees Paid    Fees waived
                     -------------   -----------   -------------    -----------
--------------------------------------------------------------------------------
Small Cap Fund(US)     $ 24,428         $ 0             $               $
--------------------------------------------------------------------------------
Value Fund(US)         $ 50,347         $ 0             $               $
--------------------------------------------------------------------------------

THE ADMINISTRATOR

[As Administrator, Alleghany Investment Services, Inc. ("AIS"), 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the TRUST pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AIS pursuant to a Sub-Administration and Accounting Services Agreement.]

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law, (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the TRUST, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the Officers of the TRUST for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the TRUST or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the TRUST. The Administrator also receives custody liaison fees as set forth in the table below.


     ADMINISTRATION FEES

         PERCENTAGE                AVERAGE DAILY NET ASSETS (AGGREGATE)
         ----------                ------------------------------------

            0.06%                            Up to $2 billion
            0.05%            At least $2 billion but not more than $7 billion
           0.045%                            Over $7 billion

  CUSTODY LIAISON FEES

             FEE                   AVERAGE DAILY NET ASSETS (EACH FUND)
             ---                   ------------------------------------
           $10,000                          Up to $100 million
           $15,000             At least $100 million but not more than $500
                                                 million
           $20,000                          Over $500 million

         The following are the total fees paid to the Administrator for the three most recent fiscal years:

                                                                         ADMINISTRATIVE FEES

FUND                                             FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999    FYE OCTOBER 31, 1998
----                                             --------------------   --------------------    --------------------
Alleghany/Montag & Caldwell Growth Fund                 $1,672,936             $1,357,663             $  741,210
Alleghany/Chicago Trust Growth & Income Fund            $  297,648             $  254,852             $  191,695
Alleghany/Chicago Trust Talon Fund                      $   13,738             $   13,011             $   18,106
Alleghany/Chicago Trust Small Cap Value Fund*           $   27,513             $   22,122                    n/a
Alleghany/Veredus Aggressive Growth Fund*               $   82,947             $   18,568                    n/a
Alleghany/Veredus SciTech Fund                          $      860                    n/a                    n/a
Alleghany/Montag & Caldwell Balanced Fund               $  183,095             $  122,384             $   80,312
Alleghany/Chicago Trust Balanced Fund                   $  178,014             $  157,773             $  131,063
Alleghany/Chicago Trust Bond Fund                       $   85,456             $   93,681             $   87,388
Alleghany/Chicago Trust Municipal Bond Fund             $   15,895             $   15,839             $   12,164
Alleghany/Chicago Trust  Money Market Fund              $  213,556             $  167,945             $  148,930

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on June 30, 1998. Alleghany/Veredus SciTech Fund commenced operations on June 30, 2000.


                                                                             ADMINISTRATIVE FEES
                                                  -------------------------------------------------------------------
                                                                        SIX MONTHS       TEN MONTHS
FUND**                                               YEAR ENDED           ENDED             ENDED        YEAR ENDED
                                                  OCTOBER 31, 2000   OCTOBER 31, 1999  APRIL 30, 1999   JUNE 30, 1998
                                                  ----------------   ----------------  --------------   -------------
Alleghany/Blairlogie International Developed          $   70,445          $  40,755        $522,631       $ 555,314
Fund
Alleghany/Blairlogie Emerging Markets Fund            $   36,774          $  17,137        $ 91,107       $ 208,654

** Blairlogie International Developed Fund and Blairlogie Emerging Markets Fund commenced operations on June 8, 1993 and June 1, 1993, respectively, as separate portfolios of PIMCO Funds. These Funds were reorganized as new portfolios of Alleghany Funds on April 30, 1999.


         [ABN AMRO AMRO FUND SERVICES, INC. (THE "ADMINISTRATOR") SERVES AS THE ADMINISTRATOR FOR THE TRUST. THE ADMINISTRATOR IS AN AFFILIATE OF THE ADVISOR AND BOTH ARE UNDER COMMON CONTROL OF ABN AMRO AMRO HOLDING N.V., A NETHERLANDS COMPANY. AS ADMINISTRATOR, IT PROVIDES THE TRUST WITH ADMINISTRATIVE SERVICES, INCLUDING OVERSIGHT AND MONITORING OF THE SUB-ADMINISTRATOR, TRANSFER AGENT, DISTRIBUTOR AND CUSTODIAN. THE ADMINISTRATOR IS ENTITLED TO A FEE, WHICH IS CALCULATED DAILY AND PAID MONTHLY, AT AN ANNUAL RATE OF 0.15% OF THE AVERAGE DAILY NET ASSETS OF THE FUND.]

         [UNDER THE ADMINISTRATION AGREEMENT: (I) THE ADMINISTRATOR IS ENTITLED TO RECEIVE A FEE AT AN ANNUAL RATE OF 0.15% OF THE AVERAGE DAILY NET ASSETS OF THE FUNDS; (II) THE TRUST MAY WITHHOLD A PORTION OF THIS FEE IN THE EVENT THAT THE ADMINISTRATOR FAILS TO PERFORM ITS DUTIES ACCORDING TO THE PERFORMANCE STANDARDS AS SET FORTH IN THE AGREEMENT; AND (III) THE TRUST AGREED TO PAY THE ADMINISTRATOR $1,500,000 IF THE TRUST TERMINATES THE AGREEMENT WITHIN THE FIRST YEAR AND $750,000 IF THE TRUST TERMINATES THE AGREEMENT IN THE SECOND YEAR.]

         THE ADMINISTRATOR HAS AGREED TO WAIVE ITS FEES AT LEAST THROUGH APRIL 2001 IN ORDER TO LIMIT TOTAL ADMINISTRATION FEES TO THE AMOUNTS SET FORTH BELOW:

FUND                                                   TOTAL ADMINISTRATIVE FEES
----                                                   -------------------------
MONEY MARKET FUND(US)                                            0.07%
GOVERNMENT MONEY MARKET FUND(US)                                 0.07%
TREASURY MONEY MARKET FUND(US)                                   0.07%
TAX-EXEMPT MONEY MARKET FUND(US)                                 0.07%

AFTER APRIL 2001, THE ADMINISTRATOR MAY CONTINUE, MODIFY OR CANCEL THIS WAIVER.

THE ADMINISTRATOR, A DELAWARE CORPORATION, HAS ITS PRINCIPAL BUSINESS OFFICES AT 208 SOUTH LASALLE STREET, CHICAGO, ILLINOIS 60604. ABN AMRO AMRO HOLDING N.V. AND ITS SUBSIDIARIES AND AFFILIATES, INCLUDING THE ADMINISTRATOR, ARE GLOBAL PROVIDERS OF FINANCIAL SERVICES, INCLUDING BANKING AND INVESTMENT MANAGEMENT. FROM MARCH 2, 1998 TO JUNE 30, 1998, FIRST DATA INVESTOR SERVICES GROUP, ("INVESTOR SERVICES GROUP") SERVED AS THE TRUST'S ADMINISTRATOR. PRIOR TO MARCH 2, 1998, SEI FUND RESOURCES (SEI) SERVED AS THE TRUST'S ADMINISTRATOR.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 1998, 1999 AND 2000, THE FOLLOWING FUNDS PAID THE FOLLOWING ADMINISTRATIVE FEES:


                                              NET FEES PAID
                    FUND                               1998             1999              2000
                    ----                               ----             ----              ----
TREASURY MONEY MARKET FUND(US)                      $187,851          $255,449
GOVERNMENT MONEY MARKET FUND(US)                    $290,086          $398,131
MONEY MARKET FUND(US)                               $738,080          $948,217
TAX-EXEMPT MONEY MARKET FUND(US)                    $255,157          $255,469
FIXED INCOME FUND(US)                               $178,994          $211,824
TAX-EXEMPT FIXED INCOME FUND(US)                    $ 40,804          $ 77,492
INTERNATIONAL FIXED INCOME FUND(US)                 $ 18,863          $ 58,043
VALUE FUND(US)                                      $313,844          $296,825
GROWTH FUND(US)                                     $239,987          $329,450
SMALL CAP FUND(US)                                  $ 73,133          $106,521
INTERNATIONAL EQUITY FUND(US)                       $177,476          $280,317
EUROPE EQUITY GROWTH FUND*(US)                             *                 *
ASIAN TIGERS FUND(US)                               $ 44,767          $107,810
LATIN AMERICA EQUITY FUND(US)                       $ 43,181          $ 75,075
REAL ESTATE FUND(US)                                $  3,885          $  7,837
BALANCED FUND(US)                                   $116,924          $181,215
INSTITUTIONAL PRIME MONEY MARKET FUND(US)                  *          $     11

*   NOT IN OPERATION DURING THE PERIOD.

THE SUB-ADMINISTRATOR

         PRIOR TO DECEMBER 1, 1999, INVESTOR SERVICES GROUP SERVED AS THE TRUST'S SUB-ADMINISTRATOR. EFFECTIVE DECEMBER 1, 1999, INVESTOR SERVICES GROUP BECAME A MAJORITY-OWNED SUBSIDIARY OF PNC BANK CORP. AS A RESULT OF THIS TRANSACTION, INVESTOR SERVICES GROUP IS NOW KNOWN AS PFPC INC. ("PFPC"). PFPC, A MASSACHUSETTS CORPORATION AND AN INDIRECT MAJORITY-OWNED SUBSIDIARY OF PNC FINANCIAL SERVICES GROUP, INC., HAS ITS PRINCIPAL OFFICES AT 249 FIFTH AVENUE, PITTSBURGH, PENNSYLVANIA 15222-2707. PFPC IS A LEADING PROVIDER OF FUNDS EVALUATION SERVICES, TRUST ACCOUNTING SYSTEMS, AND BROKERAGE AND INFORMATION SERVICES TO FINANCIAL INSTITUTIONS, INSTITUTIONAL INVESTORS, AND MONEY MANAGERS. PFPC RECEIVES AN ANNUAL FEE FROM THE TRUST, CALCULATED BASED UPON THE FUND COMPLEX'S AVERAGE NET ASSETS AND PAID MONTHLY: 0.045% OF THE FUND COMPLEX'S FIRST $2 BILLION OF AVERAGE DAILY NET ASSETS; 0.04% OF THE FUND COMPLEX'S AVERAGE DAILY NET ASSETS BETWEEN $2 BILLION AND $3 BILLION; 0.03% OF THE FUND COMPLEX'S AVERAGE DAILY NET ASSETS BETWEEN $3 BILLION AND $8 BILLION; 0.025% OF THE FUND COMPLEX'S AVERAGE DAILY NET ASSETS BETWEEN $8 BILLION AND $12 BILLION; AND 0.02% OF THE FUND COMPLEX'S AVERAGE DAILY NET ASSETS IN EXCESS OF $12 BILLION.

          [ABN AMRO] PFPC SERVES AS THE SUB-ADMINISTRATOR FOR THE TRUST. AS SUB-ADMINISTRATOR, IT PROVIDES THE TRUST WITH SUB-ADMINISTRATIVE SERVICES, INCLUDING FUND ACCOUNTING, REGULATORY REPORTING, NECESSARY OFFICE SPACE, EQUIPMENT, PERSONNEL AND FACILITIES. COMPENSATION FOR THESE SERVICES IS PAID UNDER A SUB-ADMINISTRATIVE AND FUND ACCOUNTING AGREEMENT WITH THE ADMINISTRATOR. THE SUB-ADMINISTRATOR HAS VOLUNTARILY AGREED TO WAIVE A PORTION OF ITS ACCOUNTING FEES FOR THE REAL ESTATE FUND. THE SUB-ADMINISTRATOR MAY MODIFY OR DISCONTINUE THIS WAIVER AT ANY TIME.

         [ABN AMRO] UNDER A SUB-ADMINISTRATIVE AND FUND ACCOUNTING AGREEMENT:
(I) THE SUB-ADMINISTRATOR IS ENTITLED TO RECEIVE A FEE AT AN ANNUAL RATE OF 0.06% OF THE AVERAGE DAILY NET ASSETS OF THE FUNDS UP TO $2 BILLION AND 0.04% OF THE AVERAGE DAILY NET ASSETS OF THE FUNDS OVER $2 BILLION; (II) THE ADMINISTRATOR MAY WITHHOLD A PORTION OF THIS FEE IN THE EVENT THAT THE SUB-ADMINISTRATOR FAILS TO PERFORM ITS DUTIES ACCORDING TO THE PERFORMANCE STANDARDS AS SET FORTH IN THE AGREEMENT; AND (III) THE ADMINISTRATOR AGREED TO PAY THE SUB-ADMINISTRATOR $1,500,000 IF THE ADMINISTRATOR TERMINATES THE AGREEMENT WITHIN THE FIRST YEAR AND $750,000 IF THE ADMINISTRATOR TERMINATES THE AGREEMENT IN THE SECOND YEAR.

DISTRIBUTION

         EFFECTIVE JANUARY 2, 2001, PFPC DISTRIBUTORS, INC, 3200 HORIZON Drive, King of Prussia, Pennsylvania 19406, ACQUIRED PROVIDENT DISTRIBUTORS, INC., THE TRUST'S DISTRIBUTOR. THE DISTRIBUTION AGREEMENT SHALL BE REVIEWED AND RATIFIED AT LEAST ANNUALLY (I) BY THE TRUSTEES OR BY THE VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THE TRUST, AND (II) BY THE VOTE OF A MAJORITY OF THE TRUSTEES OF THE TRUST WHO ARE NOT PARTIES TO THE DISTRIBUTION AGREEMENT OR "INTERESTED PERSONS" (AS DEFINED IN THE 1940 ACT) OF ANY PARTY TO THE DISTRIBUTION AGREEMENT, CAST IN PERSON AT A MEETING CALLED FOR THE PURPOSE OF VOTING ON SUCH APPROVAL. THE DISTRIBUTION AGREEMENT WILL TERMINATE IN THE EVENT OF ANY ASSIGNMENT, AS DEFINED IN THE 1940 ACT, AND IS TERMINABLE WITH RESPECT TO A PARTICULAR FUND ON NOT LESS THAN [60] DAYS' NOTICE BY THE TRUSTEES, BY VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF SUCH FUND OR BY THE DISTRIBUTOR. UNDER THE DISTRIBUTION AGREEMENT, THE DISTRIBUTOR HAS AGREED TO USE ITS BEST EFFORTS IN CONNECTION WITH THE DISTRIBUTION OF FUND SHARES. FUND SHARES ARE OFFERED CONTINUOUSLY.

         The Board of Trustees of the TRUST has adopted AN AMENDED AND
RESTATED Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of each Fund, with the exception of Alleghany/Chicago Trust Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. FROM THIS AMOUNT, THE DISTRIBUTOR MAY MAKE PAYMENTS TO FINANCIAL INSTITUTIONS AND INTERMEDIARIES SUCH AS BANKS, SAVINGS AND LOAN ASSOCIATIONS, INSURANCE COMPANIES, AND INVESTMENT COUNSELORS, BROKER-DEALERS, AND THE DISTRIBUTOR'S AFFILIATES AND SUBSIDIARIES AS COMPENSATION FOR SERVICES, REIMBURSEMENT OF EXPENSES INCURRED IN CONNECTION WITH DISTRIBUTION ASSISTANCE, OR PROVISION OF SHAREHOLDER SERVICES. THE DISTRIBUTION PLAN IS CHARACTERIZED AS A COMPENSATION PLAN AND IS NOT DIRECTLY TIED TO EXPENSES INCURRED BY THE DISTRIBUTOR; THE PAYMENTS THE DISTRIBUTOR RECEIVES DURING ANY YEAR MAY THEREFORE BE HIGHER OR LOWER THAN ITS ACTUAL EXPENSES.

[REIMBURSEMENT LANGUAGE?]

         TO THE TRUST'S knowledge, no interested person of the TRUST, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. [RULE 12B-1 REGULATES THE CIRCUMSTANCES UNDER WHICH AN INVESTMENT COMPANY MAY DIRECTLY OR INDIRECTLY BEAR EXPENSES RELATING TO THE DISTRIBUTION OF ITS SHARES. CONTINUANCE OF THE DISTRIBUTION PLAN MUST BE APPROVED ANNUALLY BY A MAJORITY OF THE TRUSTEES OF THE TRUST AND BY A MAJORITY OF THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF THE TRUST OR THE DISTRIBUTOR, AS THAT TERM IS DEFINED IN THE 1940 ACT ("DISINTERESTED TRUSTEES"). THE DISTRIBUTION PLAN REQUIRES THAT QUARTERLY WRITTEN REPORTS OF AMOUNTS SPENT UNDER THE DISTRIBUTION PLAN AND THE PURPOSES OF SUCH EXPENDITURES BE FURNISHED TO AND REVIEWED BY THE TRUSTEES. IN ACCORDANCE WITH RULE 12B-1 UNDER THE 1940 ACT, THE DISTRIBUTION PLAN MAY BE TERMINATED WITH RESPECT TO ANY FUND BY A VOTE OF A MAJORITY OF THE DISINTERESTED TRUSTEES, OR BY A VOTE OF A MAJORITY OF THE OUTSTANDING SHARES OF THAT FUND. THE DISTRIBUTION PLAN MAY BE AMENDED BY VOTE OF THE TRUST'S BOARD OF TRUSTEES, INCLUDING A MAJORITY OF THE DISINTERESTED TRUSTEES, CAST IN PERSON AT A MEETING CALLED FOR SUCH PURPOSE, EXCEPT THAT ANY CHANGE THAT WOULD EFFECT A MATERIAL INCREASE IN ANY DISTRIBUTION FEE WITH RESPECT TO A FUND REQUIRES THE APPROVAL OF THAT FUND'S SHAREHOLDERS. ALL MATERIAL AMENDMENTS OF THE PLAN WILL REQUIRE APPROVAL BY A MAJORITY OF THE TRUSTEES OF THE TRUST AND OF THE DISINTERESTED TRUSTEES.]

         THE DISTRIBUTION-RELATED SERVICES THAT MAY BE PROVIDED UNDER THE DISTRIBUTION PLAN INCLUDE: INCREMENTAL PRINTING COSTS FOR REPORTS, PROSPECTUSES, NOTICES AND SIMILAR MATERIALS; ADVERTISING; COST OF PREPARING, PRINTING, AND DISTRIBUTING LITERATURE USED IN CONNECTION WITH THE OFFERING OF SHARES; EXPENSES INCURRED IN THE PROMOTION AND SALE OF SHARES; AND COMPENSATION PAID TO UNDERWRITERS, DEALERS, BROKERS, BANKS AND OTHER SERVICING PERSONNEL OR ANY OF THEM FOR PROVIDING SERVICES TO INVESTOR CLASS SHAREHOLDERS OF THE TRUST RELATING TO THEIR INVESTMENT, INCLUDING, BUT NOT LIMITED TO, MAINTAINING ACCOUNTS RELATING TO CLIENTS THAT INVEST IN SHARES; ARRANGING FOR BANK WIRES; PROVIDING INFORMATION AND ASSISTANCE IN CONNECTION WITH CUSTOMER INQUIRES RELATING TO SHAREHOLDER ACCOUNTS; FORWARDING SHAREHOLDER COMMUNICATIONS FROM THE TRUST; PROCESSING PURCHASES, EXCHANGE AND REDEMPTION REQUESTS FROM CLIENTS AND PLACING SUCH ORDERS WITH THE TRUST OR ITS SERVICE PROVIDERS; ASSISTING CLIENTS IN CHANGING DIVIDEND OPTIONS, ACCOUNT DESIGNATIONS AND ADDRESSES; PROVIDING SUB-ACCOUNTING WITH RESPECT TO SHARES BENEFICIALLY OWNED BY CLIENTS; AND PROCESSING DIVIDEND PAYMENTS FROM THE TRUST ON BEHALF OF CLIENTS. CERTAIN STATE SECURITIES LAWS MAY REQUIRE THOSE FINANCIAL INSTITUTIONS PROVIDING SUCH DISTRIBUTION SERVICES TO REGISTER AS DEALERS PURSUANT TO STATE LAW.


         THE TRUST anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 2000, are set forth below.


                                                                            12B-1 PLAN EXPENSES
                                                      ---------------------------------------------------------------
                                                                  DISTRIBUTION    COMPENSATION TO     COMPENSATION TO
                       FUND                           PRINTING       SERVICES      BROKER DEALERS     SALES PERSONNEL
                       ----                           --------    ------------    ---------------     ---------------

Alleghany/Montag & Caldwell Growth Fund               $             $               $                  $
Alleghany/Chicago Trust Growth & Income Fund          $             $               $                  $
Alleghany/Chicago Trust Talon Fund                    $             $               $                  $
Alleghany/Chicago Trust Small Cap Value Fund*         $             $               $                  $
Alleghany/Veredus Aggressive Growth Fund*             $             $               $                  $
Alleghany/Blairlogie International Developed          $             $               $                  $
Fund**
Alleghany/Blairlogie Emerging Markets Fund**          $             $               $                  $
Alleghany/Montag & Caldwell Balanced Fund             $             $               $                  $
Alleghany/Chicago Trust Balanced Fund                 $             $               $                  $
Alleghany/Chicago Trust Bond Fund                     $             $               $                  $
Alleghany/Chicago Trust Municipal Bond Fund           $             $               $                  $


                       FUND                               MARKETING          SERVICE PROVIDERS            TOTAL
                       ----                               ---------          -----------------            -----
Alleghany/Montag & Caldwell Growth Fund                    $                      $                    $
Alleghany/Chicago Trust Growth & Income Fund               $                      $                    $
Alleghany/Chicago Trust Talon Fund                         $                      $                    $
Alleghany/Chicago Trust Small Cap Value Fund*              $                      $                    $
Alleghany/Veredus Aggressive Growth Fund*                  $                      $                    $
Alleghany/Blairlogie International Developed               $                      $                    $
Fund**
Alleghany/Blairlogie Emerging Markets Fund**               $                      $                    $
Alleghany/Montag & Caldwell Balanced Fund                  $                      $                    $
Alleghany/Chicago Trust Balanced Fund                      $                      $                    $
Alleghany/Chicago Trust Bond Fund                          $                      $                    $
Alleghany/Chicago Trust Municipal Bond Fund                $                      $                    $

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on June 30, 1998.
** Alleghany/Blairlogie Emerging Markets Fund and Alleghany/Blairlogie International Developed Fund joined Alleghany Funds on April 30, 1999.


FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE ABN AMRO FUNDS PAID THE FOLLOWING AMOUNTS PURSUANT TO THE DISTRIBUTION PLAN:

                     FUND                                        DISTRIBUTION AMOUNT
                     ----                                        -------------------
    TREASURY MONEY MARKET FUND(US)
    GOVERNMENT MONEY MARKET FUND(US)
    MONEY MARKET FUND(US)
    TAX-EXEMPT MONEY MARKET FUND(US)
    FIXED INCOME FUND(US)
    TAX-EXEMPT FIXED INCOME FUND(US)
    INTERNATIONAL FIXED INCOME FUND(US)
    VALUE FUND(US)
    GROWTH FUND(US)
    SMALL CAP FUND(US)
    INTERNATIONAL EQUITY FUND(US)


    EUROPE EQUITY GROWTH
    FUND(US) REAL ESTATE FUND(US) ASIAN TIGERS FUND(US)
    LATIN AMERICA EQUITY FUND(US) BALANCED FUND(US)

SHAREHOLDER SERVICING

THE TRUST HAS ADOPTED A SHAREHOLDER SERVICING PLAN FOR THE SERVICE SHARES OF EACH FUND (THE "SHAREHOLDER SERVICING PLAN"). UNDER THE SHAREHOLDER SERVICING PLAN, THE TRUST PAYS A FEE OF UP TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE SERVICE SHARES OF THE FUNDS. THIS FEE IS PAID TO THE DISTRIBUTOR TO PERFORM, OR TO COMPENSATE OTHER SERVICE PROVIDERS FOR PERFORMING, THE FOLLOWING SHAREHOLDER
SERVICES: MAINTAINING CLIENT ACCOUNTS; ARRANGING FOR BANK WIRES; RESPONDING TO CLIENT INQUIRIES CONCERNING SERVICES PROVIDED ON INVESTMENTS; ASSISTING CLIENTS IN CHANGING DIVIDEND OPTIONS, ACCOUNT DESIGNATIONS AND ADDRESSES; SUB-ACCOUNTING; PROVIDING INFORMATION ON SHARE POSITIONS TO CLIENTS; FORWARDING SHAREHOLDER COMMUNICATIONS TO CLIENTS; PROCESSING PURCHASE, EXCHANGE AND REDEMPTION ORDERS; AND PROCESSING DIVIDEND PAYMENTS. THE DISTRIBUTOR MAY VOLUNTARILY WAIVE ALL OR A PORTION OF ITS SHAREHOLDER SERVICING FEE, AND MAY DISCONTINUE ITS WAIVER AT ANY TIME. CURRENTLY, THE DISTRIBUTOR IS WAIVING, ON A VOLUNTARY BASIS, ITS SHAREHOLDER SERVICING FEE FOR THE MONEY MARKET FUNDS. AFTER WAIVERS, THE FUNDS ARE PAYING SHAREHOLDER SERVICING FEES IN THE FOLLOWING
AMOUNTS:

                 FUND                          NET FEES
MONEY MARKET FUND(US)                            0.11%
GOVERNMENT MONEY MARKET FUND(US)                 0.07%

IT IS POSSIBLE THAT AN INTERMEDIARY MAY OFFER DIFFERENT CLASSES OF SHARES TO ITS CUSTOMERS AND DIFFERING SERVICES TO THE CLASSES, AND THUS RECEIVE COMPENSATION WITH RESPECT TO DIFFERENT CLASSES. INTERMEDIARIES ALSO MAY CHARGE SEPARATE FEES TO THEIR CUSTOMERS.

CUSTODIANS

         BANKERS TRUST COMPANY ("BANKERS TRUST"), 130 LIBERTY STREET, NEW YORK, NEW YORK 10006 SERVES AS CUSTODIAN OF THE TRUST'S ASSETS, PURSUANT TO A CUSTODIAN AGREEMENT, FOR THE FOLLOWING FUNDS: ALLEGHANY/MONTAG & CALDWELL GROWTH FUND, ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND, ALLEGHANY/TAMRO LARGE CAP VALUE FUND, ALLEGHANY/CHICAGO TRUST TALON FUND, ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND, ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND, ALLEGHANY/TAMRO SMALL CAP FUND, ALLEGHANY/VEREDUS SCITECH FUND, ALLEGHANY/MONTAG & CALDWELL BALANCED FUND, ALLEGHANY/CHICAGO TRUST BALANCED FUND, ALLEGHANY/CHICAGO TRUST BOND FUND, ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND AND ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND.

         STATE STREET BANK AND TRUST COMPANY ("STATE STREET"), 801 PENNSYLVANIA AVENUE, KANSAS CITY, MISSOURI 64105 SERVES AS CUSTODIAN OF THE TRUST'S ASSETS, PURSUANT TO A CUSTODIAN AGREEMENT, FOR ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND AND ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND.

         CHASE MANHATTAN BANK ("CHASE MANHATTAN") 270 PARK AVENUE, NEW YORK, NEW YORK 10017, SERVES AS CUSTODIAN OF THE TRUST'S ASSETS, PURSUANT TO A CUSTODIAN AGREEMENT, FOR [LIST OF ABN AMRO FUNDS].

         UNDER SUCH AGREEMENTS, BANKERS TRUST, STATE STREET AND CHASE MANHATTAB
EACH: (I) MAINTAINS A SEPARATE ACCOUNT OR ACCOUNTS IN THE NAME OF EACH FUND,
(II) HOLDS AND TRANSFERS PORTFOLIO SECURITIES ON ACCOUNT OF EACH FUND, (III) ACCEPTS RECEIPTS AND MAKES DISBURSEMENTS OF MONEY ON BEHALF OF EACH FUND, (IV) COLLECTS AND RECEIVES ALL INCOME AND OTHER PAYMENTS AND DISTRIBUTIONS ON ACCOUNT OF EACH FUND'S SECURITIES AND (V) MAKES PERIODIC REPORTS TO THE BOARD OF TRUSTEES CONCERNING EACH FUND'S OPERATIONS.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC INC., 4400 COMPUTER DRIVE, WESTBOROUGH, MASSACHUSETTS 01581 SERVES AS TRANSFER AGENT AND DIVIDEND PAYING AGENT FOR THE TRUST.

         PRIOR TO DECEMBER 1, 1999 INVESTOR SERVICES GROUP SERVED AS THE FUNDS' TRANSFER AGENT. EFFECTIVE DECEMBER 1, 1999, INVESTOR SERVICES GROUP BECAME A MAJORITY-OWNED SUBSIDIARY OF PNC BANK CORP. AS A RESULT OF THIS TRANSACTION, INVESTOR SERVICES GROUP IS NOW KNOWN AS PFPC.

         [ABN AMRO] THE TRUST AND PFPC (THE "TRANSFER AGENT"), 3200 HORIZON DRIVE, KING OF PRUSSIA, PENNSYLVANIA 19406-0549, HAVE ENTERED INTO A TRANSFER AGENCY AGREEMENT (THE "TRANSFER AGENCY AGREEMENT") DATED MAY 11, 1998. UNDER THE TRANSFER AGENCY AGREEMENT, THE TRANSFER AGENT IS ENTITLED TO RECEIVE FEES FOR ITS SERVICES, WHICH MAY BE REDUCED IN THE EVENT THAT THE TRANSFER AGENT FAILS TO MEET CERTAIN PERFORMANCE STANDARDS SET FORTH IN THE AGREEMENT. UNDER THE AGREEMENT, THE TRUST AGREED TO PAY THE TRANSFER AGENT $1,500,000 IF THE TRUST TERMINATES THE AGREEMENT WITHIN THE FIRST YEAR AND $750,000 IF IT TERMINATES THE AGREEMENT DURING THE SECOND YEAR.

CERTIFIED PUBLIC ACCOUNTANTS

         [KPMG LLP, 303 E. WACKER DRIVE, CHICAGO, ILLINOIS IS THE TRUST'S INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS.]


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


         The Investment Adviser or Sub-Adviser is responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Adviser or Sub-Adviser will follow the TRUST'S policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

         The TRUST will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the TRUST, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Trust, Montag & Caldwell, Veredus, Blairlogie or TAMRO, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.


         The Investment Adviser or Sub-Adviser effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser or Sub-Adviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Adviser and Sub-Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser or Sub-Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below.

                                                                        BROKERAGE COMMISSIONS
                                                  ------------------------------------------------------------------
                     FUND                         FYE OCTOBER 31, 2000   FYE OCTOBER 31, 1999   FYE OCTOBER 31, 1998
                     ----                         --------------------   --------------------   --------------------

Alleghany/Montag & Caldwell Growth Fund .....            $3,003,964            $1,716,450            $ 1,379,506
Alleghany/Chicago Trust Growth & Income Fund             $  141,627            $  256,176            $   243,509
Alleghany/Chicago Trust Talon Fund ..........            $  112,852            $   94,685            $    69,511
Alleghany/Chicago Trust Small Cap Value Fund*            $  416,369            $  285,009                    n/a
Alleghany/Veredus Aggressive Growth Fund* ...            $  371,995            $   52,394                    n/a
Alleghany/Veredus SciTech Fund* .............            $    1,066                   n/a                    n/a
Alleghany/Montag & Caldwell Balanced Fund ...            $  257,298            $  103,697            $   102,195
Alleghany/Chicago Trust Balanced Fund .......            $   57,711            $   80,255            $    86,435
Alleghany/Chicago Trust Bond Fund ...........                   n/a                   n/a                    n/a
Alleghany/Chicago Trust Municipal Bond Fund .                   n/a                   n/a                    n/a
Alleghany/Chicago Trust Money Market Fund ...                   n/a                   n/a                    n/a

* Alleghany/Chicago Trust Small Cap Value Fund commenced operations on November 10, 1998. Alleghany/Veredus Aggressive Growth Fund commenced operations on June 30, 1998. Alleghany/Veredus SciTech Fund commenced operations on June 30, 2000.


                                                                     BROKERAGE COMMISSIONS
                                         ---------------------------------------------------------------------------

                 FUND**                    YEAR ENDED        SIX MONTHS ENDED    TEN MONTHS ENDED       YEAR ENDED
                --------                 OCTOBER 31, 2000    OCTOBER 31, 1999     APRIL 30, 1999      JUNE 30, 1998
                                         ----------------    ----------------    ----------------     --------------


Alleghany/Blairlogie International          $ 313,507            $ 206,859          $   261,870        $   326,193
Developed Fund
Alleghany/Blairlogie Emerging Markets       $  57,357            $  62,783          $    92,726        $   238,241
Fund

** Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund joined Alleghany Funds on April 30, 1999.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/TAMRO Small Cap Fund and Alleghany/Veredus SciTech Fund, in which it is not expected to exceed 200%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.


FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, CERTAIN FUNDS PAID THE FOLLOWING BROKERAGE FEES:

[TABLE TO BE INSERTED FOR ABN AMRO NUMBERS]

FOR THE FISCAL YEAR ENDED DECEMBER 31, 1999, CERTAIN FUNDS PAID THE FOLLOWING BROKERAGE FEES:

                                                                                                     TOTAL
                                                                                                  COMMISSIONS
                                                                                     % OF TOTAL     PAID TO
                                                          TOTAL $      % OF TOTAL    BROKERAGE   AFFILIATES IN     TOTAL $
                                                         AMOUNT OF         OF       TRANSACTIONS   CONNECTION       AMOUNT
                                           TOTAL $       BROKERAGE      BROKERAGE    EFFECTED        WITH        OF BROKERAGE
                                          AMOUNT OF     COMMISSIONS    COMMISSIONS    THROUGH      REPURCHASE    COMMISSIONS
                                          BROKERAGE       PAID TO       PAID TO      AFFILIATED    AGREEMENT       PAID FOR
                 FUND                    COMMISSIONS     AFFILIATES    AFFILIATES   BROKERS IN   TRANSACTIONS      RESEARCH
                ------                  PAID IN 1999      IN 1999        IN 1999        1999        IN 1999        IN 1999
                                        ------------   -------------  ------------- ------------ -------------   ------------

TAX-EXEMPT FIXED INCOME FUND(US)         $        0      $        0        0.00%         0.00%      $        0     $       0
FIXED INCOME FUND(US)                    $        0      $        0        0.00%         0.00%      $        0     $       0
INTERNATIONAL FIXED INCOME FUND(US)      $        0      $        0        0.00%         0.00%      $        0     $       0
VALUE FUND(US)                           $  349,120      $        0        0.00%         0.00%      $        0     $ 311,082
GROWTH FUND(US)                          $  295,818      $        0        0.00%         0.00%      $        0     $ 225,128
SMALL CAP FUND(US)                       $  114,492      $        0        0.00%         0.00%+     $        0     $ 100,920
INTERNATIONAL EQUITY FUND(US)            $  198,322      $        0        0.00%         0.00%      $        0     $ 156,883
ASIAN TIGERS FUND(US)                    $  226,807      $        0        0.00%         0.00%      $        0     $ 193,362
EUROPE EQUITY GROWTH FUND(US)                     *               *            *             *               *             *
LATIN AMERICA EQUITY FUND(US)            $  176,092      $        0        0.00%         0.00%      $        0     $ 100,151
REAL ESTATE FUND(US)                     $    6,465      $        0        0.00%         0.00%      $        0     $   4,520
BALANCED FUND(US)                        $   99,360      $        0        0.00%         0.00%      $        0     $  56,054
MONEY MARKET FUND(US)                    $        0      $        0        0.00%         0.00%      $        0     $       0
GOVERNMENT MONEY MARKET FUND(US)         $        0      $        0        0.00%         0.00%      $        0     $       0
TREASURY MONEY MARKET FUND(US)           $        0      $        0        0.00%         0.00%      $        0     $       0
TAX-EXEMPT MONEY MARKET FUND(US)         $        0      $        0        0.00%         0.00%      $        0     $       0

* NOT IN OPERATION DURING THE PERIOD.
+ LESS THAN 1%.

FOR THE FISCAL YEAR ENDED DECEMBER 31, 1998, FUNDS PAID THE FOLLOWING BROKERAGE
FEES:

                                           TOTAL $ AMOUNT OF          TOTAL $ AMOUNT OF
                                         BROKERAGE COMMISSIONS      BROKERAGE COMMISSIONS
                                              PAID IN 1998        PAID TO AFFILIATES IN 1998
                                         ---------------------    ---------------------------
TAX-EXEMPT FIXED INCOME FUND(US)                     $      0                    $    0
FIXED INCOME FUND(US)                                $      0                    $    0
INTERNATIONAL FIXED INCOME FUND(US)                  $      0                    $    0
VALUE FUND(US)                                       $343,492                    $    0
GROWTH FUND(US)                                      $220,922                    $    0
SMALL CAP FUND(US)**                                 $ 78,745                    $  594
INTERNATIONAL EQUITY FUND(US)                        $262,654                    $    0
ASIAN TIGERS FUND(US)                                $129,623                    $    0
EUROPE EQUITY GROWTH FUND(US)                               *                         *
LATIN AMERICA EQUITY FUND(US)                        $157,615                    $    0
REAL ESTATE FUND(US)                                 $  8,665                    $  485
BALANCED FUND(US)                                    $ 62,210                    $    0
MONEY MARKET FUND(US)                                $      0                    $    0
GOVERNMENT MONEY MARKET FUND(US)                     $      0                    $    0
TREASURY MONEY MARKET FUND(US)                       $      0                    $    0
TAX-EXEMPT MONEY MARKET FUND(US)                     $      0                    $    0

*   NOT IN OPERATION DURING THE PERIOD.

         THE BROKER-DEALERS WHO EXECUTE TRANSACTIONS ON BEHALF OF THE FUNDS AND WHO ARE AFFILIATES OF THE FUND'S ADVISOR ARE BROKERS IN THE ABN AMRO AMRO INTERNATIONAL BROKERAGE NETWORK. IN ADDITION, THE FUNDS EXECUTED BROKERAGE TRADES THROUGH SEI FINANCIAL SERVICES COMPANY, AN AFFILIATE OF REMBRANDT FINANCIAL SERVICES COMPANY AND SEI FUND RESOURCES, THE FUNDS' FORMER DISTRIBUTOR AND ADMINISTRATOR, RESPECTIVELY.

         AS OF DECEMBER 31, 2000, THE FOLLOWING FUNDS OWNED SECURITIES OF THEIR REGULAR BROKERS OR DEALERS, AS DEFINED IN RULE 10B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, WITH THE FOLLOWING MARKET VALUES:

                FUND                                BROKER DEALER                  MARKET VALUE
                ----                                -------------                  ------------
                   BALANCED FUND(US):  CHASE MANHATTAN
                                       MERRILL LYNCH PIERCE FENNER & SMITH
                 REAL ESTATE FUND(US)  MORGAN STANLEY & CO.
                      VALUE FUND(US):  AMERICAN EXPRESS
                                       BEAR STEARNS
                                       CHASE MANHATTAN
                                       LEHMAN BROTHERS
                                       MERRILL LYNCH PIERCE FENNER & SMITH
                                       MORGAN STANLEY & CO.
      TREASURY MONEY MARKET FUND(US):  MORGAN STANLEY & CO.
    GOVERNMENT MONEY MARKET FUND(US):  MORGAN STANLEY & CO.
               MONEY MARKET FUND(US):  BEAR STEARNS
                                       CHASE MANHATTAN
                                       GOLDMAN SACHS
                                       MERRILL LYNCH PIERCE FENNER & SMITH
                                       MORGAN STANLEY & CO.
    INSTITUTIONAL PRIME MONEY MARKET   MORGAN STANLEY & CO.
                            FUND(US):

         EXCEPT FOR THE SMALL CAP FUND(US) AND FIXED INCOME FUND(US), IT IS EXPECTED THAT THE PORTFOLIO TURNOVER RATE NORMALLY WILL NOT EXCEED 100% FOR ANY FUND. A PORTFOLIO TURNOVER RATE WOULD EXCEED 100% IF ALL OF ITS SECURITIES EXCLUSIVE OF SHORT-TERM U.S. GOVERNMENT SECURITIES AND SECURITIES WHOSE MATURITIES AT THE TIME OF ACQUISITION ARE ONE YEAR OR LESS ARE REPLACED IN THE PERIOD OF ONE YEAR. TURNOVER RATES MAY VARY FROM YEAR TO YEAR AND MAY BE AFFECTED BY CASH REQUIREMENTS AND BY REQUIREMENTS WHICH ENABLE A FUND TO RECEIVE FAVORABLE TAX TREATMENT. A PORTFOLIO TURNOVER RATE OF 100% OR MORE WILL RESULT IN HIGHER TRANSACTION COSTS AND MAY RESULT IN ADDITIONAL TAX CONSEQUENCES FOR SHAREHOLDERS. YOU WILL FIND PORTFOLIO TURNOVER RATES FOR EACH FUND (EXCEPT THE MONEY MARKET FUNDS) IN THE "FINANCIAL HIGHLIGHTS" SECTION OF THE PROSPECTUS.


         The portfolio turnover rates for the Funds for their most recent fiscal periods may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.


         The securities held in the portfolio of THE Money Market FUNDS, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         [A FUND'S USE OF AMORTIZED COST AND THE MAINTENANCE OF THE FUND'S NET ASSET VALUE AT $1.00 ARE PERMITTED BY RULE 2A-7 UNDER THE 1940 ACT, PROVIDED THAT CERTAIN CONDITIONS ARE MET. RULE 2A-7 ALSO REQUIRES THE TRUSTEES TO ESTABLISH PROCEDURES WHICH ARE REASONABLY DESIGNED TO STABILIZE THE NET ASSET VALUE PER SHARE AT $1.00 FOR THE FUNDS. SUCH PROCEDURES INCLUDE THE DETERMINATION OF THE EXTENT OF DEVIATION, IF ANY, OF THE FUNDS' CURRENT NET ASSET VALUE PER SHARE CALCULATED USING AVAILABLE MARKET QUOTATIONS FROM THE FUNDS AMORTIZED COST PRICE PER SHARE AT SUCH INTERVALS AS THE TRUSTEES DEEM APPROPRIATE AND REASONABLE IN LIGHT OF MARKET CONDITIONS AND PERIODIC REVIEWS OF THE AMOUNT OF THE DEVIATION AND THE METHODS USED TO CALCULATE SUCH DEVIATION. IN THE EVENT THAT SUCH DEVIATION EXCEEDS 1/2 OF 1%, THE TRUSTEES ARE REQUIRED TO CONSIDER PROMPTLY WHAT ACTION, IF ANY, SHOULD BE INITIATED, AND, IF THE TRUSTEES BELIEVE THAT THE EXTENT OF ANY DEVIATION MAY RESULT IN MATERIAL DILUTION OR OTHER UNFAIR RESULTS TO SHAREHOLDERS, THE TRUSTEES ARE REQUIRED TO TAKE SUCH CORRECTIVE ACTION AS THEY DEEM APPROPRIATE TO ELIMINATE OR REDUCE SUCH DILUTION OR UNFAIR RESULTS TO THE EXTENT REASONABLY PRACTICABLE. SUCH ACTIONS MAY INCLUDE THE SALE OF PORTFOLIO INSTRUMENTS PRIOR TO MATURITY TO REALIZE CAPITAL GAINS OR LOSSES OR TO SHORTEN AVERAGE PORTFOLIO MATURITY; WITHHOLDING DIVIDENDS; REDEEMING SHARES IN KIND; OR ESTABLISHING A NET ASSET VALUE PER SHARE BY USING AVAILABLE MARKET QUOTATIONS. IN ADDITION, IF THE FUNDS INCUR A SIGNIFICANT LOSS OR LIABILITY, THE TRUSTEES HAVE THE AUTHORITY TO REDUCE PRO RATA THE NUMBER OF SHARES OF THE FUNDS IN EACH SHAREHOLDER'S ACCOUNT AND TO OFFSET EACH SHAREHOLDER'S PRO RATA PORTION OF SUCH LOSS OR LIABILITY FROM THE SHAREHOLDER'S ACCRUED BUT UNPAID DIVIDENDS OR FROM FUTURE DIVIDENDS WHILE EACH OTHER FUND MUST ANNUALLY DISTRIBUTE AT LEAST 90% OF ITS INVESTMENT COMPANY TAXABLE INCOME.]

         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the TRUST'S procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the TRUST or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser and approved in good faith by the Board of Trustees.


                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

         Dividends paid by Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Montag & Caldwell Balanced Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Blairlogie International Developed Fund and Alleghany/Chicago Trust Bond Fund with respect to Class I shares are calculated in the same manner and at the same time. Both Class N and Class I shares of a Fund will share proportionately in the investment income and general expenses of the Fund, except that the per share dividends of Class N shares will differ from the per share dividends of Class I shares as a result of class-specific expenses.

                                      TAXES


         Each Fund intends to qualify or to continue to qualify each year as a regulated investment TRUST under the Code.


         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.


         To the extent that a Fund qualifies for treatment as a regulated investment TRUST, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.


         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareholders as 28% rate gains or 20% rate gains, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however that those shares have been held for at least 45 days.

         The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains and the portion of its dividends which qualify for the 70% deduction.

PASSIVE FOREIGN INVESTMENT COMPANIES

         Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to a U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.


         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment TRUST may limit its elections with respect to PFIC shares.


         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS


         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment TRUST taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

         Income received by Alleghany/Blairlogie International Developed Fund and Alleghany/Blairlogie Emerging Markets Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce of eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.


         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the TRUST. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.


         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

GENERAL


         From time to time, the TRUST may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The TRUST may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the TRUST may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.


         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATIONS

         Total return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                    1
                                   ---
Average Annual Total Return = (ERV) n - 1
                              -----
                                P

Where:    ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

          P   = hypothetical initial payment of $1,000
          n   = period covered by the computation, expressed in terms of years
          T   = average annual total return

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     ERV    - 1
                                    ---
                                      P

Where:    ERV  =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

          P    =  hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds that quote such performance were as follows for the periods shown:


                                                                          AVERAGE ANNUAL TOTAL RETURN
                                                                    -------------------------------------
                                                                                               FROM FUND
                                                                    ONE YEAR     FIVE YEARS    INCEPTION
                                                       INCEPTION      ENDED        ENDED        THROUGH
                       SERIES                             DATE      10/31/00      10/31/00      10/31/00
                       ------                          ---------    --------     ----------    ----------
Alleghany/Montag & Caldwell Growth Fund - Class N        11/2/94      (0.96)%         21.30%      23.02%
Montag & Caldwell Growth Fund - Class I                  6/28/96      (0.70)%            --       20.48%
Alleghany/Chicago Trust Growth & Income Fund - Class
N                                                       12/13/93       19.62%         24.95%      22.25%
Alleghany/Chicago Trust Growth & Income Fund - Class
I                                                        7/31/00         N/A             --          --
ALLEGHANY/CHICAGO Trust Talon FUND                       9/19/94       39.07%         16.54%      17.06%
Alleghany/Chicago Trust Small Cap Value FUND            11/10/98       18.88%            --        4.60%
Alleghany/Veredus Aggressive Growth FUND                 6/30/98       53.35%            --       49.27%
Alleghany/Blairlogie International Developed Fund -
Class N                                                 11/30/94      (6.58)%          7.18%       7.69%
Alleghany/Blairlogie International Developed Fund -
Class I                                                   6/8/93      (6.28)%          7.50%       8.17%
Alleghany/Blairlogie Emerging Markets Fund - Class N    10/20/94      (8.25)%        (2.28)%     (7.66)%
Alleghany/Blairlogie Emerging Markets Fund - Class I      6/1/93      (8.18)%        (2.50)%       1.32%
Alleghany/Montag & Caldwell Balanced Fund - Class N      11/2/94        2.05%         15.53%      16.88%
Montag & Caldwell Balanced Fund - Class I               12/31/98        2.31%            --        5.05%

Alleghany/Chicago Trust Balanced Fund                     9/21/95     14.82%         17.57%           17.40%

Alleghany/Chicago Trust Bond Fund - Class N              12/13/93      6.98%          6.02%            5.96%

Alleghany/Chicago Trust Bond Fund - Class I               7/31/00        N/A            ---              ---

ALLEGHANY/CHICAGO Trust Municipal Bond FUND              12/13/93      7.30%          4.03%            3.96%


N/A - THE FUND DID NOT HAVE A FULL YEAR OF PERFORMANCE INFORMATION AS OF OCTOBER
31, 2000.

                                                                       AVERAGE ANNUAL TOTAL RETURN
                                                               --------------------------------------------
                                                               ONE YEAR     FIVE YEARS        FROM FUND
FUND                                         CLASS               ENDED         ENDED      INCEPTION THROUGH
                                                                12/31/00      12/31/00         12/31/00
----                                         -----             ---------    ----------    -----------------
MONEY MARKET FUND(US)                        INVESTOR4
                                             COMMON2
GOVERNMENT MONEY MARKET FUND(US)             INVESTOR3
                                             COMMON2
TREASURY MONEY MARKET FUND(US)               INVESTOR1
                                             COMMON2
TAX-EXEMPT MONEY MARKET FUND(US)             INVESTOR5
                                             COMMON2
FIXED INCOME FUND(US)                        INVESTOR6
                                             COMMON2
TAX-EXEMPT FIXED INCOME FUND(US)             INVESTOR8
                                             COMMON2
INTERNATIONAL FIXED INCOME FUND(US)          INVESTOR9
                                             COMMON10
BALANCED FUND(US)                            INVESTOR8
                                             COMMON2
VALUE FUND(US)                               INVESTOR11
                                             COMMON2
GROWTH FUND(US)                              INVESTOR12
                                             COMMON2
SMALL CAP FUND(US)                           INVESTOR7
                                             COMMON2
INTERNATIONAL EQUITY FUND(US)                INVESTOR7
                                             COMMON2
ASIAN TIGERS FUND(US)                        INVESTOR13
                                             COMMON14
LATIN AMERICA EQUITY FUND(US)                INVESTOR
                                             COMMON15
EUROPE EQUITY GROWTH FUND(US)                INVESTOR
                                             COMMON
REAL ESTATE FUND(US)                         INVESTOR16
                                             COMMON16
INSTITUTIONAL PRIME MONEY MARKET FUND(US)    INSTITUTIONAL17

*   NOT IN OPERATION DURING THE PERIOD.

---------------

1 COMMENCED OPERATIONS 3/25/93    9 COMMENCED OPERATIONS 4/26/93
2 COMMENCED OPERATIONS 1/4/93     10 COMMENCED OPERATIONS 2/7/93
3 COMMENCED OPERATIONS 4/22/93    11 COMMENCED OPERATIONS 3/26/93
4 COMMENCED OPERATIONS 3/31/93    12 COMMENCED OPERATIONS 3/8/93
5 COMMENCED OPERATIONS 3/24/93    13 COMMENCED OPERATIONS 1/12/94
6 COMMENCED OPERATIONS 3/12/93    14 COMMENCED OPERATIONS 1/3/94
7 COMMENCED OPERATIONS 4/12/93    15 COMMENCED OPERATIONS 7/1/96
8 COMMENCED OPERATIONS 3/9/93     16 COMMENCED OPERATIONS 10/8/98
                                  17 COMMENCED OPERATIONS 12/28/99


YIELD AND TAX-EQUIVALENT YIELD

         Yield refers to net income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. Effective yield is yield assuming that all distributions are reinvested. Effective yield will be slightly higher than the yield because of the compounding effect of the assumed investment. Yield for Alleghany/Chicago Trust Money Market Fund over a seven-day period is called current yield. For Alleghany/Chicago Trust Bond Fund - Class N and Class I and Alleghany/Chicago Trust Municipal Bond Fund, yield is calculated by dividing the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result.

YIELD OF ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND

         The yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of Alleghany/Chicago Trust Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended October 31, 2000, Alleghany/Chicago Trust Money Market Fund had a yield of 6.14% and an effective yield of 6.33%.

YIELDS OF ALLEGHANY/CHICAGO TRUST BOND FUND - CLASS N AND CLASS I AND ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

         The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

         YIELD = 2 [(a - b + 1) 6 - 1]
                     -----
                      cd

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = maximum offering price per share on the last day of the period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the 30-day period ended October 31, 2000, Alleghany/Chicago Trust Bond Fund - Class N and Class I had a yield of 7.10% and 7.36%, respectively.

         For the 30-day period ended October 31, 2000, Alleghany/Chicago Trust Municipal Bond Fund had a yield of 4.99%.

TAX-EQUIVALENT YIELD OF ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND

         The "tax-equivalent yield" of Alleghany/Chicago Trust Municipal Bond Fund is computed by (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from Alleghany/Chicago Trust Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment - tax free or taxable - will result in a higher after-tax yield. To do this, divided the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:


5% Tax-Free Yield /(1.00 - 0.36 Tax Rate) = 5%/0.64 = 7.81% Tax Equivalent Yield


         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended October 31, 2000, Alleghany/Chicago Trust Municipal Bond Fund had a tax-equivalent yield of 7.80% based on the tax-free yield of 4.99% shown above, and assuming a shareholder is at the 36% Federal income tax rate.


YIELD OF MONEY MARKET FUND(US), GOVERNMENT MONEY MARKET FUND(US), TREASURY MONEY MARKET FUND(US) AND TAX-EXEMPT MONEY MARKET FUND(US)

FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000, THE END OF THE TRUST'S MOST RECENT FISCAL YEAR, THE MONEY MARKET FUNDS' CURRENT, EFFECTIVE AND TAX-EQUIVALENT YIELDS WERE AS FOLLOWS:

                                                                                 7-DAY TAX            7-DAY TAX
                                                                  7-DAY      EQUIVALENT YIELD    EQUIVALENT EFFECTIVE
                                                   7-DAY        EFFECTIVE    AT A TAX RATE OF    YIELD AT A TAX RATE
                FUND                     CLASS       YIELD        YIELD             36%                   OF
                ----                   --------    -------      ---------    ----------------    --------------------
                                                                                                        OF 36%
MONEY MARKET FUND(US)                  COMMON                                       N/A                  N/A
                                       INVESTOR                                     N/A                  N/A
GOVERNMENT MONEY MARKET FUND(US)       COMMON                                       N/A                  N/A
                                       INVESTOR                                     N/A                  N/A
TREASURY MONEY MARKET FUND(US)         COMMON                                       N/A                  N/A
                                       INVESTOR                                     N/A                  N/A
TAX-EXEMPT MONEY MARKET FUND(US)       COMMON
                                       INVESTOR

N/A-NOT APPLICABLE

FOR THE THIRTY-DAY PERIOD ENDED DECEMBER 31, 2000, THE YIELD FOR THE FOLLOWING FUNDS WERE:

                 FUND                        CLASS           SEC YIELD
                 ----                        -----           ---------
[S]                                     [C]                  [C]
FIXED INCOME FUND(US)                   COMMON INVESTOR
TAX-EXEMPT FIXED INCOME FUND(US)        COMMON INVESTOR
INTERNATIONAL FIXED INCOME FUND(US)     COMMON INVESTOR
REAL ESTATE FUND(US)                    COMMON INVESTOR

                               OTHER INFORMATION


         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

DESCRIPTION OF SHARES


         THE TABLE BELOW SUMMARIZES THAT CLASS(ES) OF SHARES THAT EACH FUND OFFERS.

FUND                                                        CLASS N     CLASS I     CLASS S     CLASS Y     CLASS YS
----                                                        -------     -------     -------     -------     --------
ALLEGHANY/MONTAG & CALDWELL GROWTH FUND                           O           O
ALLEGHANY/CHICAGO TRUST GROWTH & INCOME FUND                      O           O
ALLEGHANY/TAMRO LARGE CAP VALUE FUND                              O
ALLEGHANY/CHICAGO TRUST TALON FUND                                O
ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND                          O
ALLEGHANY/CHICAGO TRUST SMALL CAP VALUE FUND                      O
ALLEGHANY/TAMRO SMALL CAP FUND                                    O
ALLEGHANY/VEREDUS SCITECH FUND                                    O
ALLEGHANY/BLAIRLOGIE INTERNATIONAL DEVELOPED FUND                 O           O
ALLEGHANY/BLAIRLOGIE EMERGING MARKETS FUND                        O           O
ALLEGHANY/MONTAG & CALDWELL BALANCED FUND                         O           O
ALLEGHANY/CHICAGO TRUST BALANCED FUND                             O
ALLEGHANY/CHICAGO TRUST BOND FUND                                 O           O
ALLEGHANY/CHICAGO TRUST MUNICIPAL BOND FUND                       O
ALLEGHANY/CHICAGO TRUST MONEY MARKET FUND                         O
ABN AMRO GROWTH FUND                                              O
ABN AMRO VALUE FUND                                               O
ABN AMRO SMALL CAP FUND                                           O
ABN AMRO INTERNATIONAL EQUITY FUND                                O
ABN AMRO ASIAN TIGERS FUND                                        O
ABN AMRO LATIN AMERICA EQUITY FUND                                O
ABN AMRO EUROPE EQUITY GROWTH FUND                                O
ABN AMRO REAL ESTATE FUND                                         O
ABN AMRO TREASURY MONEY MARKET FUND                                           O           O
ABN AMRO GOVERNMENT MONEY MARKET FUND                                         O           O
ABN AMRO TAX-EXEMPT MONEY MARKET FUND                                         O           O
ABN AMRO MONEY MARKET FUND                                                    O           O
ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND                                                        O           O
ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                                                   O           O
ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND                                                     O           O

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there ARE FIVE CLASSES of shares issued by the Funds of the TRUST. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, CLASS Y AND CLASS YS SHARES have no rights with respect to A Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, CLASS Y AND CLASS YS shares is available by calling the Fund at 800 992-8151.

         Class I shares of Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Montag & Caldwell Balanced Fund and Alleghany/Chicago Trust Bond Fund may be purchased directly from the Funds at the net asset value next determined after receipt of the order in proper form. The minimum initial investment is $5 million for Montag & Caldwell Growth Fund and Alleghany/Chicago Trust Growth & Income Fund, $2 million for Alleghany/Chicago Trust Bond Fund and $1 million for Montag & Caldwell Balanced Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund AND [LIST OF ABN AMRO FUNDS]. FOR CLASS Y AND CLASS YS SHARES, OF __________ THE MINIMUM INITIAL INVESTMENT IS $1 MILLION. There is no minimum subsequent investment FOR CLASS I, CLASS Y AND CLASS YS SHARES. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The TRUST reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.


VOTING RIGHTS


         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N AND CLASS S shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.


SHAREHOLDER MEETINGS


         The Trustees of the TRUST do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the TRUST to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.


CERTAIN PROVISIONS OF TRUST INSTRUMENT


         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the TRUST or a Fund contain a statement that such obligation may only be enforced against the assets of the TRUST or Fund and provides for indemnification out of TRUST or Fund property of any shareholder nevertheless held personally liable for TRUST or Fund obligations.


EXPENSES


         Expenses attributable to the TRUST, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General TRUST expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the TRUST'S legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers", costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and SHAREHOLDER SERVICE FEES FOR A PARTICULAR CLASS OF SHARES AND any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class, SEC registration fees and state "blue sky" fees incurred by a specific class, litigation or other legal expenses relating to a specific class, expenses incurred as a result of issues relating to a specific class and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.



REPORTS TO SHAREHOLDERS


         Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent certified public accountants. Inquiries regarding a Fund may be directed to the Investment Adviser or the Administrator at 800 992-8151.

                              FINANCIAL STATEMENTS


         The TRUST'S Financial Statements for the year ended October 31, 2000, including the report of KPMG LLP, independent certified public accountants, are incorporated by reference to the TRUST'S Annual Report as filed with the Securities and Exchange Commission on JANUARY 5, 2001. The TRUST'S unaudited Financial Statements for the period ended April 30, 2000 are incorporated by reference to the TRUST'S Semi-Annual Report as filed with the Securities and Exchange Commission on June 27, 2000. The TRUST'S Annual and Semi-Annual Reports are available upon request and without charge. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A

                                  DEBT RATINGS


MOODY'S INVESTORS SERVICE, INC. describes classifications of corporate bonds as follows:

"AAA" - These bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" - These bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as highgrade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - These bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"BAA" - These bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"BA" - These bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" - These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"CAA" - These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"CA" - These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" - These bonds are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Moody's may modify a rating of "AA", "A" or "BAA" by adding numerical modifiers 1, 2, 3 to show relative standing within these categories.

                                                             B-1
STANDARD & POOR'S CORPORATION describes classifications of corporate and municipal debt as follows:

"AAA" - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA" - These bonds also qualify as high-quality debt obligations. Their capacity to pay interest and repay principal is very strong and differs from the "AAA" issues only in small degree.

"A" - These bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" - These bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

"BB", "B", "CCC", "CC", or "C" - These bonds are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating.

"CI" - This rating is reserved for income bonds on which no interest is being paid.

"D" - Debt is in default and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) Trust Instrument dated September 10, 1993 is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed via EDGAR on April 16, 1996.

(b) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed via EDGAR on February 22, 1996.

(c)      Not applicable.


(d) Investment Advisory Agreements for Alleghany/Montag & Caldwell Growth Fund, Alleghany/Chicago Trust Growth & Income Fund, Alleghany/TAMRO Large Cap Value Fund, Alleghany/Chicago Trust Talon Fund, Alleghany/Veredus Aggressive Growth Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/TAMRO Small Cap Fund, Alleghany/Veredus SciTech Fund, Alleghany/Blairlogie International Developed Fund, Alleghany/Blairlogie Emerging Markets Fund, Alleghany/Montag & Caldwell Balanced Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund, each between the Trust and dated [February 1, 2001] will be filed by amendment.

         Sub-Investment Advisory Agreements for Alleghany/Chicago Trust Growth & Income Fund, Alleghany/Chicago Trust Small Cap Value Fund, Alleghany/Chicago Trust Balanced Fund, Alleghany/Chicago Trust Bond Fund, Alleghany/Chicago Trust Municipal Bond Fund and Alleghany/Chicago Trust Money Market Fund, each between The Chicago Trust Company and Chicago Capital Management, Inc. and dated [February 1, 2001], will be filed by amendment.

         Sub-Investment Advisory Agreement for Alleghany/Chicago Trust Talon Fund, between The Chicago Trust Company and Talon Asset Management, Inc., dated [February 1, 2001], will be filed by amendment.

(e) Distribution Agreement between Alleghany Funds and PFPC Distributors, Inc., dated January 2, 2001, will be filed by amendment.


(f)      Not Applicable.

(g) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997 is incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registration Statement as filed via EDGAR on February 27, 1998.

         Amendment to Custodian Agreement between Alleghany Funds and Bankers Trust Company, dated September 17, 1998 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 14 to the Registration Statement as filed via EDGAR on December 31, 1998.

         Amendment No. 1 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.


         Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (g) of Post-Effective amendment No. 24 to the Registration statement as filed via Edgar on December 29, 2000.


(h) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit
         (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

         Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

         Administration Agreement between Alleghany Funds and Alleghany Investment Services Inc., dated June 17, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

         Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.


         Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post-Effective amendment No. 24 to the Registration statement as filed via Edgar on December 29, 2000.


         Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

         Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed via EDGAR on June 30, 2000.

(i)      To be filed by amendment.

(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1, dated June 1, 1997 as amended on September 17, 1998, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 15 to the Registration Statement as filed via EDGAR on March 1, 1999.

         Amended Schedule A to the Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 21 to the Registration Statement as filed via EDGAR on April 14, 2000.

(n)      Not applicable.

(o) Amended Multiple Class Plan pursuant to Rule 18f-3, dated March 18, 1999, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 16 to the Registration Statement as filed via EDGAR on April 30, 1999.

         Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 17 to the Registration Statement as filed via EDGAR on June 28, 1999.

         Schedule A of Amended Multiple Class Plan pursuant to Rule 18f-3, dated June 17, 1999, as amended December 16, 1999, is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 19 to the Registration Statement as filed via EDGAR on February 15, 2000.


         Amended Multiple Class Plan pursuant to Rule 18f-3, dated September 21, 2000, is incorporated by reference to Exhibit (o) of Post-Effective amendment No. 24 to the Registration statement as filed via Edgar on December 29, 2000.

(p) Codes of Ethics of Montag & Caldwell, Inc., Talon Asset Management, Inc., Blairlogie Capital Management and Veredus Asset Management LLC are incorporated by reference to Exhibit (p) to the Registration Statement as filed via EDGAR on April 14, 2000.

         Code of Ethics of Alleghany Funds and Code of Ethics of TAMRO Capital Partners LLC, Chicago Capital Management and The Chicago Trust Company are incorporated by reference to Exhibits (p)(1) and (p)(2), respectively, of Post-Effective Amendment No. 24 to the Registration statement as filed via Edgar on December 29, 2000.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 25. INDEMNIFICATION.

         Section 10.2 of the Registrant's Trust Instrument provides as follows:

         10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
         Section 10.2.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

         Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

         10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A. THE CHICAGO TRUST COMPANY

         The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $ billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401(k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

         The directors and officers of Chicago Trust are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

NAME                      TITLE/           OTHER BUSINESS
                          POSITION WITH
                          ADVISER
----------------          -------------    --------------
Stuart D. Bilton          President and    President and Director, Alleghany Asset Management, Inc.;
                          Director         Chairman, Chicago Capital Management, Inc.; Director of each of the following entities: Montag & Caldwell, Inc., The Chicago
                                           Trust Company of California, Chicago Deferred Exchange
                                           Corporation, Chicago Deferred Exchange Corporation - CA,
                                           Alleghany Investment Services, Inc., Veredus Asset Management
                                           LLC; President and Chief Executive Officer, Blairlogie
                                           International LLC; Trustee, Alleghany Foundation; Manager, TAMRO
                                           Capital Partners LLC

Edward S. Bottum          Director         Managing Director, Chase Franklin Corp.; Director, Alleghany
                                           Asset Management, Inc.; Corporate Director, Kellwood Corp.;
                                           Chairman, Learning Insights L.L.C.; Trustee, Pacific Innovations
                                           Funds; Director, PetMed Express.com, Inc.; Trustee, Underwriters
                                           Laboratories, Inc.; Senior Advisor, American International
                                           Group.

Ronald E. Canakaris       Director         Director, Alleghany Asset Management, Inc.; Director, Montag &
                                           Caldwell, Inc.

David B. Cuming           Director         Senior Vice President and Chief Financial Officer, Alleghany
                                           Corp.; Director, Alleghany Asset Management, Inc.; Director,
                                           Montag & Caldwell, Inc.

Robert M. Hart            Director         Senior Vice President, General Counsel and Secretary, Alleghany
                                           Corp.; Director, Alleghany Properties, Inc.; Director,
                                           Sacramento Properties Holdings, Inc.; Director, Alleghany Asset
                                           Management, Inc.; Director, Alleghany Underwriting Holdings Ltd.

Jefferson W. Kirby        Director         Vice President, Alleghany Corp.; Director, Alleghany Asset
                                           Management, Inc.; Director, Connecticut Surety Corp.; Director,
                                           Covenant Insurance Group; Director, Eldorado Bancshares, Inc.;
                                           Director, Sentius Corp.; Board Member, The F.M. Kirby
                                           Foundation, Inc.; Board Member, Lafayette College; Board Member,
                                           The National Football Foundation; Board Member, The Peck School;
                                           Director, Veredus Asset Management LLC.

Solon P. Patterson        Director         Director, Alleghany Asset Management, Inc.; Director and
                                           Chairman, Montag and Caldwell, Inc.; Director, The Georgia
                                           Chamber of Commerce; Board Member of Governors of the Investment
                                           Counsel Association of America.

Robert E. Riley           Director         President and Chief Executive Officer, Joseph P. Kennedy
                                           Enterprises, Inc.; Director, John F. Kennedy Library Foundation;
                                           Director, Alleghany Asset Management, Inc.; Associate Trustee,
                                           Holy Cross College; Overseer, Beth Israel Deaconess Medical
                                           Center; Overseer, Tufts Medical School.

Richard P. Toft           Director         Director and Chairman, Alleghany Asset Management, Inc.;
                                           Director, Peoples Energy Corp.; Director, Fidelity National
                                           Financial, Inc.


THE CHICAGO TRUST COMPANY ELECTED OFFICERS
------------------------------------------

Hubert A. Adams                              Senior Vice President
Kenneth C. Anderson                          Senior Vice President
Mark D. Berman                               Vice President
Stuart D. Bilton                             Director / President & Chief Executive Officer
Robert M. Boyles                             Executive Vice President and Chief Operating Officer
Mary Cunningham-Watson                       Vice President
Gerald F. Dillenburg                         Vice President
Richard S. Drake                             Vice President
Jonathan J. Dunlap                           Vice President
Frederick W. Engimann                        Senior Vice President
Patricia A. Falkowski                        Senior Vice President
Joan M. Giardina                             Senior Vice President
Kathleen M. Jackson                          Senior Vice President
Daniel R. Joyce                              Vice President
Michael J. Lambert                           Vice President
David E. Llewellyn                           Vice President
Thomas J. Marthaler                          Vice President
Roger A. Meier                               Senior Vice President
Mark A. Metz                                 Senior Vice President
Bernard F. Myszkowski                        Senior Vice President and Chief Equity Officer
Seymour A. Newman                            Senior Vice President, Treasurer and Chief Financial Officer
David L. Nyberg                              Secretary, Trust Counsel
William J. Pappas                            Vice President
Lois A. Pasquale                             Vice President
B. Wyckliffe Pattishall, Jr.                 Executive Vice President & Chief Operating Officer
Jeanne D. Reder                              Vice President
Alan B. Shidler                              Senior Vice President
Carla V. Straeten                            Senior Vice President
George W. Vander Vennett                     Senior Vice President
Barbara E. Weber                             Vice President & Director of Human Resources
Naomi B. Weitzel                             Vice President
Terry L. Zirkle                              Senior Vice President

B.  MONTAG & CALDWELL, INC.

         Montag & Caldwell, Inc.'s ("Montag & Caldwell") sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).

Jane M. Angolia                  Assistant Vice President
Sandra M. Barker                 Vice President
Stuart D. Bilton                 Director
Janet B. Bunch                   Vice President
Debra Bunde Reams                Vice President
Ronald E. Canakaris              President, Chief Executive Officer, Chief Investment Officer and Director
Elizabeth C. Chester             Senior Vice President and Secretary
David B. Cuming                  Director
Jane R. Davenport                Vice President
James L. Deming                  Vice President
Helen M. Donahue                 Assistant Vice President
Marcia C. Dubs                   Assistant Vice President
Brion D. Friedman                Vice President
Charles Jefferson Hagood         Vice President
Richard W. Haining               Vice President
Mark C. Hayes                    Assistant Vice President
Lana M. Jordan                   Vice President
Rebecca M. Keister               Vice President
William E. Long III              Vice President
Charles E. Markwalter            Vice President
Grover C. Maxwell III            Vice President
Michael A. Nadal                 Vice President
Solon P. Patterson               Chairman of the Board
Carla T. Phillips                Assistant Vice President
Brian W. Stahl                   Vice President and Treasurer
M. Scott Thompson                Vice President
Debbie J. Thomas                 Assistant Vice President
David L. Watson                  Vice President
William A. Vogel                 Senior Vice President
Homer W. Whitman, Jr.            Senior Vice President
John S. Whitney, III             Vice President

C.  VEREDUS ASSET MANAGEMENT LLC

         [Alleghany Asset Management, Inc.] holds a 40% minority interest in Veredus Asset Management LLC ("Veredus"), with certain options over the next eight years to acquire up to a 70% interest. Veredus is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).

Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                  Management, Inc.; Chairman, Chicago
                                                                  Capital Management, Inc.; Director of
                                                                  each of the following entities: Montag &
                                                                  Caldwell, Inc., The Chicago Trust Company
                                                                  of California, Chicago Deferred Exchange
                                                                  Corporation, Chicago Deferred


                                                                  Exchange
                                                                  Corporation - CA, Alleghany Investment
                                                                  Services, Inc.; President and Chief
                                                                  Executive Officer, Blairlogie
                                                                  International LLC; Trustee, Alleghany
                                                                  Foundation; Manager, TAMRO Capital
                                                                  Partners LLC

James R. Jenkins                   Director, Vice President and
                                   Chief Operating Officer

Jefferson W. Kirby                 Director

Charles P. McCurdy, Jr.            Director; Executive Vice
                                   President and Portfolio
                                   Manager

Charles F. Mercer, Jr.             Vice President and Director
                                   of Research

John S. Poole                      Vice President of Business
                                   Development

B. Anthony Weber                   Director, President and
                                   Chief Investment Officer

D.  BLAIRLOGIE CAPITAL MANAGEMENT

         Blairlogie Capital Management ("Blairlogie") is a subsidiary of ______________. Blairlogie is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Blairlogie are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Blairlogie during the past two years is incorporated by reference to Form ADV filed by Blairlogie pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48185).

Gavin Dobson                       Chief Executive Officer
James Smith                        Chief Investment Officer


E. TAMRO CAPITAL PARTNERS LLC

         TAMRO Capital Partners, LLC ("TAMRO") is a subsidiary of
         ______________. TAMRO is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of the Trust's Investment Advisers and Sub-Investment Advisers are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).

Ronald A. Marsilia                 Chief Executive Officer
Philip Tasho                       Chief Investment Officer

[F.  ABN AMRO ASSET MANAGEMENT (USA) INC.

         The directors and officers of ABN AMRO Asset Management (USA) Inc. are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

NAME                            TITLE/                   OTHER BUSINESS
                                POSITION WITH ADVISER
----                            ---------------------    ---------------
James B. Wynsma                 Chairman of the Board    Trustee, ABN AMRO Funds

Robert Quinn                    Director                 None

Daniel Shannon                  Director                 Director, Total Travel, Inc.

Randall C. Hampton              President, CEO,          Executive Vice President, President, CEO, LaSalle
                                Director                 Bank N.A.

Jon T. Ender                    Executive Vice           None
                                President

Paul Becker                     Group Senior Vice        Group Senior Vice President, LaSalle Bank N.A.
                                President

Carla Eyre                      Group Senior Vice        Board Member, Women in Pensions; Board Member,
                                President                YWCA; Associate Member, Chicago Board of Trade

William Finley                  Group Senior Vice        Group Senior Vice President
                                President                LaSalle Bank N.A.

Johannes N.A. Specker           Group Senior Vice        Senior Vice President
                                President                ABN AMRO Bank N.V.

Linda L. Turner                 Group Senior Vice        Group Senior Vice President
                                President                LaSalle Bank N.A

Robert Antognoli                Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Lawrence J. Brottman            Senior Vice President    None

A. Wade Buckles                 Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Jac A. Cerney                   Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Nancy J. Holland                Senior Vice President    None

Susan E. Lorsch                 Senior Vice President    None

Kathryn L. Martin               Senior Vice President    Vice President, ABN AMRO Funds

George S. McElroy, Jr.          Senior Vice President    None

Thomas F. McGrath               Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Scott Moore                     Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Jose Santillan                  Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Steven A. Smith                 Senior Vice President    Senior Vice President, ABN AMRO Funds

Daniel Strumphler               Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Karen L. Van Cleave             Senior Vice President    Senior Vice President, LaSalle Bank N.A.

Peter Williams                  Senior Vice President    Senior Vice President, None

Todd Youngberg                  Senior Vice President    None

Patrick Bauer                   First Vice President     First Vice President, LaSalle Bank N.A.

John Erickson                   First Vice President     First Vice President, LaSalle Bank N.A.

John Finley                     First Vice President     First Vice President, LaSalle Bank N.A.

Steve Haldi                     First Vice President     First Vice President, LaSalle Bank N.A.

Kevin Kehres                    First Vice President     First Vice President, LaSalle Bank N.A.

Chris Kostiuk                   First Vice President     First Vice President, LaSalle Bank N.A.

Simon Reeves                    First Vice President     First Vice President, LaSalle Bank N.A.

Tim Scanlan                     First Vice President     First Vice President, LaSalle Bank N.A.

Roger Sullivan                  First Vice President     First Vice President, LaSalle Bank N.A.

Edwin Thommes                   First Vice President     First Vice President, LaSalle Bank N.A.

Don Wampach                     First Vice President     First Vice President, LaSalle Bank N.A.

James J. Baudendistel           Vice President           Vice President, LaSalle Bank N.A.

Richard Benjamin                Vice President           None

Michael T. Castino              Vice President           Vice President, ABN AMRO Funds

Brett M. Detterbeck             Vice President           Vice President, LaSalle Bank N.A.

Anne Durkin                     Vice President           Vice President, LaSalle Bank N.A.

Martin L. Eisenberg             Vice President           Senior Vice President, ABN AMRO North America
                                                         Finance, Inc.; Vice President of the following
                                                         entities: ABN AMRO Bank N.V., ABN AMRO Capital
                                                         Markets Holding, Inc., ABN AMRO Incorporated, ABN
                                                         AMRO Mortgage Corp., Netherlands Trading Society
                                                         East, Inc., Pine Tree Capital Holdings, Inc., AMRO
                                                         Securities, Inc., ABN AMRO North America Finance,
                                                         Inc., DBI Holdings, Inc., ABN AMRO North America,
                                                         Inc., ABN AMRO Resource Management, Inc., Danic Asset
                                                         Management Corp., National Asset Management, SFH,
                                                         Inc., ABN AMRO Acceptance Corp., ABN AMRO Credit
                                                         Corp., ABN AMRO Investment Services, Inc., ABN
                                                         AMRO Leasing, Inc., Cragin Financial Corp., Cragin
                                                         Service Corp., Cumberland & Higgins, Inc., LaSalle
                                                         Bank, F.S.B., Lease Plan Illinois, Inc., LaSalle
                                                         Financial Services, Inc., LaSalle Home Mortgage
                                                         Corporation, LaSalle National Corporation, ABN AMRO
                                                         Capital (USA) Inc., Lease Plan North America, Inc., ABN
                                                         AMRO Information Technology, Services Company,
                                                         Lisle Corporation, ABN AMRO Services Company,
                                                         Inc., LaSalle Bank National Association, LaSalle
                                                         National Bancorp, Inc., Amsterdam Pacific
                                                         Corporation, LaSalle Trade Services Limited, CNBC
                                                         Bancorp, Inc., ChiCorp. Commodity Finance, Inc.,
                                                         ChiCorp. Commodities, Inc., Bluestone Private Equity
                                                         Management, Inc., Columbia Financial Services, Inc.,
                                                         CNBC Development Corporation, CNBC Investment
                                                         Corporation, CNBC Leasing Corporation, Sky
                                                         Mortgage Company, Sky Finance Company,
                                                         CNB Property Corporation, Union Realty Mortgage
                                                         Co., Inc., ABN AMRO Fund Services, LaSalle Bank
                                                         N.A., LaSalle Distributors, Inc., LaSalle
                                                         Community Development Corporation, Rob-Wal
                                                         Investment Co., ENB Realty Co., Inc., LaSalle
                                                         Trade Services Corporation, LaSalle National
                                                         Leasing Corporation, LaSalle Business Credit,
                                                         Inc., European American Bank, Cityspire Realty
                                                         Corp., EA Debt Corp., EA Land Corp., EAB Land
                                                         Company, Inc., EAB Mortgage Company, Inc., EAB
                                                         Realty Corp., EAB Realty of Florida, Inc.,
                                                         EAB Securities, Inc., Ashland Properties, Inc.,
                                                         Discount Brokers International, Inc. Kany Long
                                                         Island City Corp., Cragin Service Development
                                                         Corp., Wasco Funding Corp., Island Abodes Corp.,
                                                         Lyric Holdings, Inc., EAB Credit Corp., ORE Realty
                                                         Inc., Texas Holdings, Inc., Twelve Polo Realty Inc.,
                                                         Vail at North Salem Inc., 81 Lee Avenue Corp.,
                                                         169 East Flagler Corp., EAB Plaza, Inc., 117 Seaman
                                                         Realty, Inc., Garden City Marble Corp., Huntington Bay
                                                         Development Corp., Plaza Homes Inc. (Metrofund),
                                                         LSR Realty Inc., Beckman Hospitality Corp., Colony at
                                                         Sayerville, Corp., Corners Estates at Hauppauge Inc.,
                                                         Corona 114 Apartments Inc., Country Knolls at Manorville
                                                         Inc., Cove Townhouses at Southold Inc., Crystal
                                                         Domiciles Inc., Eastern Shores at

                                                         Northampton Corp., Forestwood at North Hills Inc.,
                                                         Garden State Convention Center at Somerest County, Inc.,
                                                         Half Acre on 347 at Nesoonset Inc., Horse Race Lane at
                                                         Nissequogue Inc., Jericho 969 Turnpike Inc., Fairfield Avenue
                                                         Corp., Amsterdam Development Corp., Brownstone Apts. Inc.,
                                                         Central Cedarhurst Corp., GSC Land Corp., East 91st Street
                                                         Development Corp., East 92nd Street Development Corp., LLPA
                                                         Corporation, Lake Front Land Corp., Lattingtown Mansion, Inc.,
                                                         Lowell Acquisition Corp., Ludlow Development Corp.,
                                                         Maspeth 56-25 58th Street Corp., Metro Case Corp.,
                                                         Montauk Hospitality Corp., Montauk YC Corp., Moreland Hauppauge
                                                         Corp., North Hills Links Corp., Plaza Boulevard Equities Corp.,
                                                         Plaza Boulevard Properties Corp., Plaza Uniondale Properties,
                                                         Inc., Remington Ronkonkoma Corp., Rendezvous Realty Corp.,
                                                         S E at Commack Inc., S E at Commack II Inc.,
                                                         S E at Commack III Inc., S E at Commack IV Inc.,
                                                         Scholar Estates at Commack Inc., Seaman Shares at
                                                         Inwood Corp., Showcase Estates at Dix Hills Inc.,
                                                         Southampton Settlers Corporation, Southeast
                                                         Ridgefield Land Corp., Steinway 18-50 Astoria
                                                         Corp., Sterling DTVA Corp., T E at Dix Hills Inc.,
                                                         T E at Dix Hills II Inc., T E at Dix Hills III Inc.,
                                                         Thornwood Estates at Dix Hills Inc., W.M. Seaman
                                                         at Inwood Corp., Welcome Center at Manorville
                                                         Inc., West End 700 Inc., Westminster Downs at Dix
                                                         Hills, Inc., Westwood Hills at Middletown, Inc.,
                                                         Ziegfeld Villas Corp., 41 East Sunrise Highway
                                                         Corporation, 55 Commerce, Inc. (Sold to EMI
                                                         1/20/92), Seventh Street Development Corp.,
                                                         Fourteenth Street Development Corp., West 51st
                                                         Street Development Corp., West 73rd Street
                                                         Development Corp., Lemark Land in Setauket, Inc.,
                                                         Ludlow Street Development Corp., Milestone Square
                                                         Corp., Oceanside 35-05 Hampton Road Inc, Oceanside
                                                         35-39 Hampton Road Inc., Sangeo 709 Merrick Road
                                                         Corp., Sherwood Plaza Corp., Syosset 240 Jericho, Inc.

Nancy A. Ellefson               Vice President           Vice President, LaSalle Bank N.A.

Frank Germack                   Vice President           None

Frank  J. Haggerty                                       None

Ann H. Heffron                  Vice President           None

Tom Lennox                      Vice President           None

Phillip P. Mierzwa              Vice President           Vice President, LaSalle Bank N.A

Kurt Moeller                    Vice President           Vice President, LaSalle Bank N.A.

Michelle Montgomery             Vice President           None

Marc Peirce                     Vice President           Vice President, ABN AMRO Funds

Mary E. Ras                     Vice President           Vice President, LaSalle Bank N.A.

Dexter Tong                                              Senior Vice President, ABN AMRO Incorporated

Bridget Vogenthaler             Vice President           None

Ann Weis                        Vice President           None

Susan M. Wiemeler               Vice President           None

Robert Bennett                  Assistant Vice           None
                                President



Christine Dragon                Assistant Vice           None
                                President

Timothy Kelly                   Assistant Vice           None
                                President

Patrick Lawlor                  Assistant Vice           Assistant Vice President, LaSalle Bank N.A.
                                President

Laurie Lynch                    Assistant Vice           Vice President, ABN AMRO Funds
Assistant Vice President        President

Alan Mason                      Assistant Vice           None
                                President

Patrick O'Hara                                           None

Peter Pages                                              None

Monica Kim Phillips                                      None

Marcia Roth                                              None

Wiepke Postma                   Vice President           Director, ABN AMRO NSM International Funds
                                                         Management B.V.; Vice President, ABN AMRO Bank N.V.

Wouter van der Veen             Senior Vice President    Senior Vice President, ABN AMRO Bank N.V.

Jaap Bettink                    Portfolio Manager        Portfolio Manager, ABN AMRO Bank N.V.
Portfolio Manager

Willem Ploeger                  Vice President           Vice President, ABN AMRO Bank N.V.
Vice President

Theo Maas                       Portfolio Manager        Portfolio Manager, ABN AMRO Bank N.V.
Portfolio Manager

Loes Pals - de Groot            Portfolio Manager        Portfolio Manager, ABN AMRO Bank N.V.
Portfolio Manager

Edward Moolenburgh                                       Portfolio Manager, ABN AMRO Bank N.V.

Luigi Leo                                                Portfolio Manager, ABN AMRO Bank N.V.

Edward Niehoff                  Vice President           Vice President, ABN AMRO Bank N.V.

Jacco Maters                    Portfolio Manager        Portfolio Manager, ABN AMRO Bank N.V.

Jaap van der Geest              Vice President           Vice President, ABN AMRO Bank N.V.

Bas Verlaat                                              Portfolio Manager, ABN AMRO Bank N.V.

Maarten Bloemen                                          Portfolio Manager, ABN AMRO Bank N.V.

Luiz Ribeiro                    Senior Portfolio         Senior Portfolio Manager, ABN AMRO Bank N.V.
                                Manager

Roberto Lampl                   Portfolio Manager        Portfolio Manager, ABN AMRO Bank N.V.

Wouter Weijand                  Vice President           Vice President, ABN AMRO Bank N.V.;  Portfolio
                                                         Manager, ABN AMRO NSM International Funds
                                                         Management B.V.

Chris Huys                      Vice President           Vice President, ABN AMRO Bank N.V.

Katrien Hooijman                Senior Portfolio         Senior Portfolio Manager, ABN AMRO Bank N.V
                                Manager

Jan Lamme                       Vice President           Vice President, ABN AMRO Bank N.V.

Gerco Goote                     Vice President           Vice President, ABN AMRO Bank N.V.

Philip Kiewiet de Jonge         Vice President           Vice President, ABN AMRO Bank N.V

Henk Rozendaal                  Vice President

Anna Simone                     Compliance Officer

Pieter Oyens                    Compliance Officer

Franciscus Lucas Kusse          Senior Vice President    Director and Senior Vice President, ABN AMRO Asset
                                                         Management (Asia) Ltd.; CEO, Asia Pacific
                                                         Director, ABN AMRO Asset Management (Japan) Ltd.;
                                                         Director, ABN AMRO Asset Management (Australia)
                                                         Ltd.; Commissioner, PT ABN AMRO Manajemen Investasi


Kim Guan Alex Ng                Vice President           Director and Vice President, ABN AMRO Asset
                                                         Management (Asia) Ltd.; Portfolio Manager , ABN
                                                         AMRO NSM International Funds Management B.V.; CIO,
                                                         Asia Pacific; Director, ABN AMRO Asset Management
                                                         (Japan) Ltd.; Director, ABN AMRO Asset Management
                                                         (Singapore) Ltd; Commissioner, PT ABN AMRO
                                                         Manajemen Investasi

Chi Keung Edmond Leung          Vice President           Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.

Yiu Cheong Lester Poon          Vice President           Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd

Paritosh Thakore                Vice President           Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.

Hak Kau Karl Lung               Vice President           Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.

Shing On Albert Kwan            Vice President           Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.

Yim Mui Bridget Yu              Vice President           Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.

Wai Kit Conard Yan              Vice President           Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.

Ka Lok Carol Wong                                        Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.

Hau Cho Joe Pun                                          Vice President, ABN AMRO Asset Management (Asia)
                                                         Ltd.


]

G.  TALON ASSET MANAGEMENT, INC. ("TALON")

         Talon is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of Talon are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Talon during the past two years is incorporated by reference to Form ADV filed by Talon pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-2175).

NAME                         TITLE/                     OTHER BUSINESS
                             POSITION WITH ADVISER
---------------------------- -------------------------- -----------------------------------------------------
Terry D. Diamond             Chairman and Director      Chairman and Director, Talon Securities, Inc.,
                                                        Director of Amli Realty Company (private investment
                                                        company),

Sophia A. Erskine                                       Corporate Secretary, Talon Securities, Inc.

Barbara L. Rumminger         Treasurer                  Treasurer, Talon Securities, Inc.

Alan R. Wilson               President and Director     President and Director, Talon Securities, Inc.



H.  CHICAGO CAPITAL MANAGEMENT, INC.

         Chicago Capital Management, Inc. ("CCM") is a wholly-owned subsidiary of Chicago Trust and is a registered investment adviser providing investment management services to the Registrant.

         The directors and officers of CCM are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of CCM during the past two years is incorporated by reference to Form ADV filed by CCM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).


NAME                         TITLE/                     OTHER BUSINESS
                             POSITION WITH ADVISER
----                         ---------------------      --------------
Stuart D. Bilton             Chairman                   President and Director, Alleghany Asset Management,
                                                        Inc.; President and Director, The Chicago Trust
                                                        Co.; Director of each of the following entities:
                                                        Montag & Caldwell, Inc., The Chicago Trust Company
                                                        of California, Chicago Deferred Exchange
                                                        Corporation, Chicago Deferred Exchange Corporation
                                                        - CA, Alleghany Investment Services, Inc.;
                                                        President and Chief Executive Officer, Blairlogie
                                                        International LLC; Trustee, Alleghany Foundation;
                                                        Manager, TAMRO Capital Partners LLC

Robert M. Boyles             President                  Executive Vice President, Alleghany Asset
                                                        Management, Inc.; Manager, TAMRO Capital Partners
                                                        LLC

Seymour A. Newman            Executive Vice President   Vice President and Treasurer, Alleghany Asset
                             and Treasurer              Management, Inc.; Senior Vice President and
                                                        Treasurer, The Chicago Trust Company; Director,
                                                        Chief Financial Officer and Treasurer, Chicago
                                                        Deferred Exchange Corporation; Director, Vice
                                                        President, Chief Financial Officer, Secretary and
                                                        Treasurer, The Chicago Trust Company of California;
                                                        Director, Vice President, Chief Financial Officer,
                                                        Secretary and Treasurer, Chicago Deferred Exchange
                                                        Corporation - CA; Treasurer and Secretary,
                                                        Alleghany Investment Services Inc.; Assistant
                                                        Treasurer, Montag & Caldwell, Inc.; Senior Vice
                                                        President, Chief Financial Officer and Treasurer,
                                                        Blairlogie International LLC

Frederick W. Engimann        Executive Vice President   Senior Vice President, The Chicago Trust Company
                             and Managing Director

Patricia A. Falkowski        Executive Vice President   Senior Vice President, The Chicago Trust Company
                             and Managing Director

Bernard F. Myszkowski        Executive Vice President   Senior Vice President, The Chicago Trust Company
                             and Managing Director

Carla Straeten Vorhees       Executive Vice President   Senior Vice President, The Chicago Trust Company
                             and Managing Director



ITEM 27. PRINCIPAL UNDERWRITERS.

(a) PFPC Distributors, Inc. Distributors, Inc. (the "Distributor") acts as distributor for Alleghany Funds pursuant to a distribution agreement dated December 31, 2000. PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

         The Distributor act as principal underwriter for the following investment companies as of 12/1/00:

International Dollar Reserve Fund I, Ltd.                 Forward Funds, Inc.
Provident Institutional Funds Trust                       IBJ Funds Trust
Columbia Common Stock Fund, Inc.                          Light Index Funds, Inc.
Columbia Growth Fund, Inc.                                LKCM Funds
Columbia International Stock Fund, Inc.                   Matthews International Funds
Columbia Special Fund, Inc.                               McM Funds
Columbia Small Cap Fund, Inc.                             Metropolitan West Funds
Columbia Real Estate Equity Fund, Inc.                    New Covenant Funds, Inc.
Columbia Balanced Fund, Inc.                              Pictet Funds
Columbia Daily Income Company                             Stratton Growth Fund, Inc.
Columbia U.S Government Securities Fund, Inc.             Stratton Monthly Dividend REIT Shares, Inc.
Columbia Fixed Income Securities Fund, Inc.               The Stratton Funds, Inc.
Columbia Municipal Bond Fund, Inc.                        The Galaxy Fund
Columbia High Yield Fund, Inc.                            The Galaxy VIP Fund
Columbia National Municipal Bond Fund, Inc.               Galaxy Fund II
Columbia Strategic Value Fund, Inc.                       Trainer, Wortham First Mutual Funds
Columbia Technology Fund, Inc.                            Undiscovered Managers Funds
GAMNA Series Funds, Inc.                                  Wilshire Target Funds, Inc.
WT Investment Trust                                       Weiss, Peck & Greer Funds Trust
Kalmar Pooled Investment Trust                            Weiss, Peck & Greer International Fund
The RBB Fund, Inc.                                        WPG Growth and Income Fund
Robertson Stephens Investment Trust                       WPG Growth Fund
Harris Insight Funds Trust                                WPG Tudor Fund
Alleghany Funds                                           RWB/WPG U.S. Large Stock Fund
Deutsche Asset Management VIT Funds                       Tomorrow Funds Retirement Trust
First Choice Funds Trust

         The BlackRock Funds, Inc. (Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)

         Northern Funds Trust and Northern Institutional Funds trust (Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.)

         The Offit Investment Fund, Inc. and The Offit Variable Insurance Fund, Inc. (Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.)

         ABN AMRO Funds (Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, inc.)


(b) The information required by this Item 27(b) with respect to each director, officer or partner of PFPC Distributors, Inc. ("PDI") is incorporated by reference to Schedule A of Form BD filed by PDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-46564). No director, officer or partner of PDI holds a position or office with the Registrant.

(c)      Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISERS
THE CHICAGO TRUST COMPANY, 171 North Clark Street, Chicago, IL 60601
MONTAG & CALDWELL, INC., 3343 Peachtree Road, N.E., Atlanta, GA 30326
VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205 BLAIRLOGIE CAPITAL MANAGEMENT, 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314 ABN AMRO ASSET MANAGEMENT (USA) INC., 208 South LaSalle Street, Chicago, Illinois 60604

SUB-ADVISERS
TALON ASSET MANAGEMENT, INC., One North Franklin, Chicago, IL 60606
CHICAGO CAPITAL MANAGEMENT, INC., 171 North Clark Street, Chicago, IL 60601

CUSTODIANS
BANKERS TRUST COMPANY, 130 Liberty Street, New York, New York 10006 STATE STREET BANK AND TRUST COMPANY, 801 Pennsylvania, Kansas City, MO 64105 THE CHASE MANHATTAN BANK, 270 Park Avenue, New York, New York 10017

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
PFPC DISTRIBUTORS, INC. 3200 Horizon Drive, King of Prussia, Pennsylvania 19406

ITEM 29. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30. UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 15th day of February, 2001.

                                      ALLEGHANY FUNDS

                                      By: /s/KENNETH C. ANDERSON
                                          -----------------------------------
                                          Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following persons in his or her capacity on the 15th day of February, 2001.

Signature                                   Capacity
---------                                   --------
/s/ STUART D. BILTON                        Chairman, Board of Trustees                 2/15/01
------------------------------
Stuart D. Bilton

/s/ NATHAN SHAPIRO                          Trustee                                     2/15/01
------------------------------
Nathan Shapiro

/s/ GREGORY T. MUTZ                         Trustee                                     2/15/01
------------------------------
Gregory T. Mutz

/s/ LEONARD F. AMARI                        Trustee                                     2/15/01
------------------------------
Leonard F. Amari

/s/ DOROTHEA C. GILLIAM                     Trustee                                     2/15/01
------------------------------
Dorothea C. Gilliam

/s/ ROBERT A. KUSHNER                       Trustee                                     2/15/01
------------------------------
Robert A. Kushner

/s/ ROBERT B. SCHERER                       Trustee                                     2/15/01
------------------------------
Robert B. Scherer

/s/ DENIS SPRINGER                          Trustee                                     2/15/01
------------------------------
Denis Springer

/s/ KENNETH C. ANDERSON                     President                                   2/15/01
------------------------------
Kenneth C. Anderson                         (Principal Executive Officer)

/s/ GERALD F. DILLENBURG                    Secretary, Treasurer and Vice               2/15/01
------------------------------
Gerald F. Dillenburg                        President (Principal Accounting
                                            & Financial Officer)